UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2009




[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

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       ANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       DECEMBER 31, 2009

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX(SM)*.

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TYPES OF INVESTMENTS

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

*On March 31, 2009, the Dow Jones Wilshire Indexes were discontinued. As a result, the Dow Jones Wilshire 4500 Completion Index now is referred to as the Dow Jones U.S. Completion Total Stock Market Index. There is no change in the calculation of the Index as a result of the change.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

     Distributions to Shareholders                                            12

     Report of Independent Registered Public Accounting Firm                  13

     Financial Statements                                                     14

     Financial Highlights                                                     17

     Notes to Financial Statements                                            18

EXPENSE EXAMPLE                                                               25

TRUSTEES' AND OFFICERS' INFORMATION                                           27

   MASTER EXTENDED MARKET INDEX SERIES:

     Report of Independent Registered Public Accounting Firm                  34

     Schedule of Investments                                                  35

     Financial Statements                                                     90

     Financial Highlights                                                     93

     Notes to Financial Statements                                            94

OFFICERS' AND DIRECTORS' INFORMATION                                         103

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All Rights Reserved.

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE MARKET DECLINE,
MANY INVESTORS WERE NOT APPROPRIATELY              [PHOTO OF DANIEL S. McNAMARA]
POSITIONED RELATIVE TO THEIR RISK TOLERANCE."

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JANUARY 2010

Equities had a remarkable run during 2009. Between March 9, 2009, when the market reached a bottom and the end of the year, stock prices steadily climbed. Although the rally did not completely erase the declines of 2008, the market has established a beachhead and is moving in the right direction. Likewise, the worst of the Great Recession appears to be over. After three quarters of negative growth, the gross domestic product (GDP) -- the broadest measure of U.S. economic activity -- rose by 2.2% in the third quarter of 2009. Other important measures of economic activity have also trended higher, including industrial production, retail sales, and residential real estate sales.

Will the recovery be swift? Or will there be a "double dip?" I say "no" to both questions. Significant assets -- including vast amounts of U.S. government stimulus -- have been thrown into the breach. As a result, I don't expect the economy to fall back into a recession. But I don't expect a quick recovery either. Instead, I anticipate a slow and steady slog with lower economic growth than the United States has enjoyed in recent decades. Access to credit is likely to remain tight until the securitization markets heal and banks relax lending standards. Most consumers and businesses will continue rebuilding their balance sheets by increasing their savings rate and reducing their spending and borrowing. While the outlook for job growth has improved, unemployment is likely to persist at an uncomfortably high level for most of 2010.

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2  | USAA EXTENDED MARKET INDEX FUND
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I also think the equity market is expecting a strong cyclical recovery.
Although many stocks seemed to trade at appropriate levels at the end of 2009, we see support for some growth in prices over the near term. Meanwhile, consensus forecasts (which are based on individual company estimates) call for corporate earnings growth of 30% or more during 2010. Meeting these expectations will require significant top-line revenue growth, not just more cost cutting. USAA's expectations are more in line with top-down earnings forecasts in the 8% to 15% range.

Of course, no one really knows what will happen. That's why it is important to revisit your investment plan. A new year is an opportune time to stop and take stock. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. With this in mind, I have undertaken a review of my own investment portfolio. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we appreciate the trust you have placed in us. We will continue to offer what we consider an excellent value -- some of the industry's top investment talent, first-class service, and no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

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o PERFORMANCE

  As of May 31, 2009, the Fund changed its performance benchmark from the Dow Jones Wilshire 4500 Index to the Dow Jones U.S. Completion Total Stock
  Market Index, which is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500(R) Index. This change resulted from the discontinuation of the Dow Jones Wilshire Indexes, as Dow Jones Indexes elected to allow its business relationship with Wilshire Associates to expire on March 31, 2009. The Dow Jones Total Stock Market Index family is identical in all aspects to the former Dow Jones Wilshire index family, including methodology, composition and historical data back to 1987.

  For the 12-month period ended December 31, 2009, the USAA Extended Market Index Fund returned 36.37% and the Fund's benchmark, the Dow Jones U.S. Completion Total Stock Market Index, returned 37.43%.

o PERFORMANCE ANALYSIS

  Following a very difficult 2008, during which the world experienced an unprecedented global financial and economic downturn; stocks entered 2009 by falling another 35% in the United States as fears of depression and financial system nationalization gripped investors. From the March 2009 lows, stocks galloped higher as those fears dissipated and as massive global monetary and fiscal stimuli began to reflate economic activity. We have described it as a tug-of-war between the forces of debt-induced deflation and those of policy-induced reflation.

  Refer to page 8 for benchmark definitions.

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4  | USAA EXTENDED MARKET INDEX FUND
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  While deleveraging and other deflationary forces did leave the scene, consistent and aggressive policy ignited the reflationary process. In 2009, there was negative real economic growth, weak nominal growth, and significant earnings declines. Despite that backdrop, "risk" assets outperformed "safe" assets as cash on the sidelines (which was producing near-zero returns) moved back into the markets. Emerging markets handily beat developed markets. Inflation fell in most countries and widespread deflation was avoided. U.S. Treasury rates moved modestly higher as the yield curve steepened. Quality spreads narrowed and, while equity markets remained volatile, they ended the year with sharp gains. Financial stocks and other low-quality securities led the way back. Government spending reached record proportions, and the year ended with cyclical stimulus leading the way while at the same time masking structural problems that remain.

  INFORMATION IS AS OF DECEMBER 31, 2009. HOLDINGS ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED OR SECURITIES IN THE INDUSTRIES SHOWN ABOVE. THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES MENTIONED OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2009, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO
  BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

  PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

  (C)2010 BLACKROCK, INC. ALL RIGHTS RESERVED.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5
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FUND RECOGNITION

USAA EXTENDED MARKET INDEX FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 121 funds within the Lipper Mid-Cap Core Funds category for the overall period ended December 31, 2009. The Fund received a Lipper Leader rating for Expense among 121 and 98 funds for the three- and five-year periods, respectively, for the period ended December 31, 2009. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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6  | USAA EXTENDED MARKET INDEX FUND
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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

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                                               12/31/09              12/31/08
--------------------------------------------------------------------------------
Net Assets                                  $276.2 Million        $194.9 Million
Net Asset Value Per Share                      $10.21                $7.53

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/09
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      1 YEAR              5 YEARS               SINCE INCEPTION 10/27/00
      36.37%               1.92%                          2.86%

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                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
Before Reimbursement        0.90%          After Reimbursement         0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.50%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED DECEMBER 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.96% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, AND BEFORE EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               DOW JONES U.S.                                DOW JONES U.S.
           COMPLETION TOTAL STOCK   USAA EXTENDED MARKET  COMPLETION TOTAL STOCK
           MARKET INDEX (LINKED)*       INDEX FUND            MARKET** INDEX
10/27/00         $10,000.00             $10,000.00              $10,000.00
10/31/00          10,323.39              10,400.00               10,323.39
11/30/00           8,564.81               8,840.00                8,564.81
12/31/00           9,107.08               9,360.00                9,107.08
01/31/01           9,602.08               9,750.00                9,602.08
02/28/01           8,435.11               8,670.00                8,435.11
03/31/01           7,661.19               7,960.00                7,661.19
04/30/01           8,471.57               8,750.00                8,471.57
05/31/01           8,671.93               8,940.00                8,671.93
06/30/01           8,742.12               8,980.00                8,742.12
07/31/01           8,335.76               8,600.00                8,335.76
08/31/01           7,930.51               8,200.00                7,930.51
09/30/01           6,910.55               7,160.00                6,910.55
10/31/01           7,272.72               7,520.00                7,272.72
11/30/01           7,838.05               8,100.00                7,838.05
12/31/01           8,257.78               8,515.19                8,257.78
01/31/02           8,101.63               8,362.22                8,101.63
02/28/02           7,872.36               8,127.67                7,872.36
03/31/02           8,405.97               8,678.36                8,405.97
04/30/02           8,323.50               8,576.38                8,323.50
05/31/02           8,139.64               8,372.42                8,139.64
06/30/02           7,582.86               7,801.34                7,582.86
07/31/02           6,845.37               7,036.51                6,845.37
08/31/02           6,885.03               7,077.30                6,885.03
09/30/02           6,420.72               6,598.00                6,420.72
10/31/02           6,631.58               6,822.35                6,631.58
11/30/02           7,086.48               7,281.25                7,086.48
12/31/02           6,788.06               6,965.60                6,788.06
01/31/03           6,641.52               6,811.95                6,641.52
02/28/03           6,472.58               6,648.05                6,472.58
03/31/03           6,568.34               6,750.49                6,568.34
04/30/03           7,115.69               7,313.88                7,115.69
05/31/03           7,791.94               8,020.69                7,791.94
06/30/03           7,977.04               8,194.83                7,977.04
07/31/03           8,349.67               8,563.59                8,349.67
08/31/03           8,699.62               8,922.12                8,699.62
09/30/03           8,591.59               8,799.20                8,591.59
10/31/03           9,245.96               9,475.27                9,245.96
11/30/03           9,564.92               9,792.82                9,564.92
12/31/03           9,763.91               9,991.64                9,763.91
01/31/04          10,113.77              10,331.21               10,113.77
02/29/04          10,290.80              10,516.43               10,290.80
03/31/04          10,334.38              10,567.88               10,334.38
04/30/04           9,919.07              10,125.41                9,919.07
05/31/04          10,069.92              10,279.76               10,068.70
06/30/04          10,332.42              10,557.59               10,345.84
07/31/04           9,757.06               9,971.06                9,772.32
08/31/04           9,760.49               9,971.06                9,773.31
09/30/04          10,158.66              10,362.08               10,149.06
10/31/04          10,386.81              10,578.17               10,336.59
11/30/04          11,093.01              11,298.47               11,058.16
12/31/04          11,576.89              11,782.13               11,530.71
01/31/05          11,196.93              11,384.16               11,140.17
02/28/05          11,399.78              11,593.62               11,355.73
03/31/05          11,197.94              11,405.10               11,138.04
04/30/05          10,818.89              11,017.60               10,731.02
05/31/05          11,460.55              11,666.93               11,370.54
06/30/05          11,829.85              12,033.48               11,741.50
07/31/05          12,480.80              12,682.81               12,402.48
08/31/05          12,334.00              12,536.19               12,260.29
09/30/05          12,410.46              12,609.50               12,353.24
10/31/05          12,143.24              12,337.20               12,063.19
11/30/05          12,711.46              12,934.16               12,625.95
12/31/05          12,766.48              12,973.80               12,687.10
01/31/06          13,569.69              13,788.68               13,520.29
02/28/06          13,445.93              13,670.74               13,386.26
03/31/06          13,949.36              14,185.40               13,896.14
04/30/06          14,014.88              14,239.02               13,953.33
05/31/06          13,448.73              13,638.57               13,350.99
06/30/06          13,470.55              13,660.02               13,389.26
07/31/06          13,092.72              13,274.02               13,011.19
08/31/06          13,382.46              13,552.80               13,290.39
09/30/06          13,535.54              13,702.91               13,411.95
10/31/06          14,209.09              14,378.40               14,079.23
11/30/06          14,742.65              14,903.79               14,588.95
12/31/06          14,817.78              14,960.32               14,626.04
01/31/07          15,310.94              15,454.87               15,097.79
02/28/07          15,233.31              15,364.95               15,060.52
03/31/07          15,397.60              15,522.31               15,223.82
04/30/07          15,753.83              15,870.75               15,601.06
05/31/07          16,403.72              16,533.91               16,272.50
06/30/07          16,209.60              16,320.35               16,033.51
07/31/07          15,529.10              15,612.23               15,314.41
08/31/07          15,670.25              15,758.35               15,468.66
09/30/07          16,174.43              16,252.91               15,937.69
10/31/07          16,713.75              16,769.94               16,409.00
11/30/07          15,740.44              15,792.07               15,488.57
12/31/07          15,672.13              15,665.09               15,414.92
01/31/08          14,646.59              14,641.39               14,463.28
02/29/08          14,380.22              14,343.80               14,150.98
03/31/08          14,084.36              14,058.11               13,900.20
04/30/08          14,853.76              14,831.84               14,658.22
05/31/08          15,526.79              15,498.44               15,356.40
06/30/08          14,342.35              14,331.89               14,204.90
07/31/08          14,207.23              14,189.05               14,071.07
08/31/08          14,483.65              14,474.74               14,344.85
09/30/08          12,909.81              12,915.37               12,786.09
10/31/08          10,245.94              10,248.97               10,147.75
11/30/08           9,078.55               9,082.42                8,991.55
12/31/08           9,489.42               9,501.45                9,398.48
01/31/09           8,780.48               8,769.60                8,696.33
02/28/09           7,921.82               7,911.56                7,845.91
03/31/09           8,604.87               8,592.94                8,522.41
04/30/09           9,898.08               9,879.99                9,803.22
05/31/09          10,309.84              10,283.77               10,211.04
06/30/09          10,394.89              10,359.48               10,295.27
07/31/09          11,318.07              11,293.22               11,209.60
08/31/09          11,733.77              11,722.24               11,621.33
09/30/09          12,410.76              12,391.00               12,291.83
10/31/09          11,714.98              11,697.00               11,602.71
11/30/09          12,177.50              12,163.87               12,060.80
12/31/09          12,999.98              12,956.85               12,875.40

                                   [END CHART]

                         Data from 10/27/00 to 12/31/09.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

**On June 30, 2008, Dow Jones Indexes and Wilshire Associates finalized a conversion of the Dow Jones Wilshire 4500 Completion Index from a full-cap weighting to a float-adjusted weighting. Subsequently, on March 31, 2009, the Dow Jones Wilshire Indexes were discontinued. As a result, the Dow Jones Wilshire 4500 Completion Index now is referred to as the Dow Jones U.S. Completion Total Stock Market Index (the Index). There is no change in the calculation of the Index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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8  | USAA EXTENDED MARKET INDEX FUND

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The graph on page 8 illustrates how a $10,000 hypothetical investment in the
USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 4,000 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund.
o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                 TOP 10 HOLDINGS
                                 AS OF 12/31/09
                               (% of Net Assets)*

      Berkshire Hathaway, Inc. Class A ..............................  5.0%
      Marvell Technology Group Ltd. .................................  0.4%
      BlackRock, Inc. ...............................................  0.4%
      Crown Castle International Corp. ..............................  0.4%
      Annaly Capital Management, Inc. ...............................  0.4%
      Seagate Technology ............................................  0.4%
      The Mosaic Co. ................................................  0.4%
      Discovery Communications, Inc. Class A ........................  0.4%
      Delta Air Lines, Inc. .........................................  0.4%
      Bunge Ltd. ....................................................  0.3%

                                TOP 10 INDUSTRIES
                                 AS OF 12/31/09
                               (% of Net Assets)*

      Nonlife Insurance .............................................  8.9%
      Technology Hardware & Equipment ...............................  7.3%
      Real Estate Investment Trusts (REITs) .........................  6.0%
      Health Care Equipment & Services ..............................  5.5%
      General Retailers .............................................  5.0%
      Banks .........................................................  4.5%
      Software & Computer Services ..................................  4.5%
      Pharmaceuticals & Biotechnology ...............................  4.3%
      Support Services ..............................................  4.2%
      Oil & Gas Producers ...........................................  3.8%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages
35--88.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                      o  ASSET ALLOCATION* -- 12/31/2009  o

                         [PIE CHART OF ASSET ALLOCATION]

Nonlife Insurance                                                           8.9%
Technology Hardware & Equipment                                             7.3%
Real Estate Investment Trusts (REITs)                                       6.0%
Health Care Equipment & Services                                            5.5%
General Retailers                                                           5.0%
Banks                                                                       4.5%
Software & Computer Services                                                4.5%
Pharmaceuticals & Biotechnology                                             4.3%
Support Services                                                            4.2%
Oil & Gas Producers                                                         3.8%
Travel & Leisure                                                            3.6%
Electronic & Electrical Equipment                                           3.2%
Financial Services                                                          3.2%
Media                                                                       3.1%
Industrial Engineering                                                      2.8%
Chemicals                                                                   2.4%
Electricity                                                                 2.3%
Oil Equipment, Services & Distribution                                      2.2%
Construction & Materials                                                    2.1%
Food Producers                                                              2.0%
Other**                                                                    24.0%
                                   [END CHART]

 * Percentages are of the net assets of the Series, not the net assets of the Fund.

** Industries with less than 2.0% of the Series' net assets and short-term securities.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $4,449,002 as long-term capital gains for the fiscal year ended December 31, 2009.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the tax year ended December 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $32,490 as qualifying interest income.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and with the Master Extended Market Index Series. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 24, 2010

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

--------------------------------------------------------------------------------


ASSETS
   Investment in Master Extended Market Index Series, at fair value            $276,164,111
   Receivable for redemption in Master Extended Market Index Series                   4,871
   Receivable for capital shares sold                                               186,909
   Receivable due from USAA Investment Management Company (Note 4B)                 158,872
   Receivable due from USAA Transfer Agency Company (Note 4C)                           806
                                                                               ------------
      Total assets                                                              276,515,569
                                                                               ------------
LIABILITIES
   Payable for capital shares redeemed                                              191,780
   Accrued transfer agency fees                                                      16,093
   Other accrued expenses and payables                                               63,186
                                                                               ------------
      Total liabilities                                                             271,059
                                                                               ------------
         Net assets applicable to capital shares outstanding                   $276,244,510
                                                                               ============
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $303,980,132
   Accumulated undistributed net investment income                                  456,592
   Accumulated net realized gain from investments and
      futures transactions                                                        1,929,694
   Net unrealized depreciation on investments and futures contracts             (30,121,908)
                                                                               ------------
         Net assets applicable to capital shares outstanding                   $276,244,510
                                                                               ============
   Capital shares outstanding                                                    27,052,956
                                                                               ============
   Net asset value, redemption price, and offering price per share             $      10.21
                                                                               ============


See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2009

--------------------------------------------------------------------------------



INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
      Dividends                                                     $ 2,856,983
      Foreign taxes withheld                                             (1,902)
      Income - affiliated                                                38,861
      Securities lending - affiliated                                   159,220
                                                                    -----------
         Total income                                                 3,053,162
            Expenses (Note 4B)                                         (233,118)
                                                                    -----------
   Net allocated investment income                                    2,820,044
                                                                    -----------
FUND EXPENSES
   Administration and servicing fees                                    853,444
   Transfer agent's fees                                                862,283
   Custody and accounting fees                                            4,433
   Shareholder reporting fees                                            38,000
   Postage                                                               33,000
   Trustees' fees                                                        10,000
   Registration fees                                                     36,377
   Professional fees                                                     67,000
   Other                                                                 12,000
                                                                    -----------
         Total Fund expenses before reimbursement                     1,916,537
   Expenses reimbursed                                               (1,026,137)
                                                                    -----------
         Total Fund expenses after reimbursement                        890,400
                                                                    -----------
NET INVESTMENT INCOME                                                 1,929,644
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
   Net realized gain from investment transactions                     3,036,539
   Net realized gain from futures transactions                        3,284,433
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                              65,157,521
                                                                    -----------
         Net allocated realized and unrealized gain
            on investments and futures contracts                     71,478,493
                                                                    -----------
   Increase in net assets from operations                           $73,408,137
                                                                    ===========


See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------

                                                                    2009            2008
----------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                    $  1,929,644   $   2,878,206
   Net realized gain from investment transactions              3,036,539      10,218,690
   Net realized gain (loss) from futures transactions          3,284,433      (6,763,214)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                    65,157,521    (132,543,070)
                                                            ----------------------------
      Net increase (decrease) in net assets from
         operations                                           73,408,137    (126,209,388)
                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                      (1,592,138)     (2,707,034)
   Net realized gains                                                  -      (7,669,466)
                                                            ----------------------------
      Distributions to shareholders                           (1,592,138)    (10,376,500)
                                                            ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  48,579,401      76,468,585
   Reinvested dividends                                        1,559,226      10,204,785
   Cost of shares redeemed                                   (40,570,219)    (65,417,713)
                                                            ----------------------------
      Net increase in net assets from capital
         share transactions                                    9,568,408      21,255,657
                                                            ----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 4C)                                              806          21,469
                                                            ----------------------------
   Net increase (decrease) in net assets                      81,385,213    (115,308,762)
NET ASSETS
   Beginning of period                                       194,859,297     310,168,059
                                                            ----------------------------
   End of period                                            $276,244,510   $ 194,859,297
                                                            ============================
Accumulated undistributed net investment income
   End of period                                            $    456,592   $     119,049
                                                            ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 5,897,233       7,018,237
   Shares issued for reinvested dividends                        150,941       1,446,354
   Shares redeemed                                            (4,878,918)     (6,142,971)
                                                            ----------------------------
      Increase in shares outstanding                           1,169,256       2,321,620
                                                            ============================


See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.


                                                                   YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                  2009          2008          2007          2006          2005
                                              ----------------------------------------------------------------

Net asset value at beginning of period        $   7.53      $  13.16      $  13.31      $  12.10      $  11.25
                                              ----------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                           .07           .11           .12           .14           .08
   Net realized and unrealized gain (loss)
      on investments and futures
      transactions                                2.67         (5.32)          .51          1.71          1.06
                                              ----------------------------------------------------------------
Total from investment operations                  2.74         (5.21)          .63          1.85          1.14
                                              ----------------------------------------------------------------
Less distributions:
   From net investment income                     (.06)         (.11)         (.12)         (.14)         (.08)
   From realized capital gains                       -          (.31)         (.66)         (.50)         (.21)
                                              ----------------------------------------------------------------
Total distributions                               (.06)         (.42)         (.78)         (.64)         (.29)
                                              ----------------------------------------------------------------
Net asset value at end of period              $  10.21      $   7.53      $  13.16      $  13.31      $  12.10
                                              ================================================================
Total return(%)*                                 36.37        (39.35)         4.71(b)      15.31         10.11
Net assets at end of period (000)             $276,245      $194,859      $310,168      $252,844      $174,199
Ratios to average net assets:**
   Expenses, including expenses of the
     Master Extended Market Index
     Series(%)(a)                                  .50           .50           .50(b)        .50           .50
   Expenses before reimbursements,
     including expenses of the Master
     Extended Market Index Series (%)(a)           .96           .90           .79(b)        .82           .76
   Net investment income (%)                       .86          1.08           .92          1.23           .84
Portfolio turnover (%)***                           20            33            33            24            18


  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2009, average net assets were $224,582,132. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2009, the Fund's investment was 96.49% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in
    Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of December 31, 2009:

    VALUATION INPUTS                                    INVESTMENT IN THE SERIES
    ----------------------------------------------------------------------------
    Level 1 - Quoted Prices                                         $          -
    Level 2 - Other Significant Observable Inputs                    276,164,111
    Level 3 - Significant Unobservable Inputs                                  -
    ----------------------------------------------------------------------------
    Total                                                           $276,164,111
    ----------------------------------------------------------------------------

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to Note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2009, the Fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2009, the Fund paid CAPCO facility fees of $1,209, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting related to partnership accounting for master-feeder funds resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $71,983, increase undistributed net investment income by $37, and increase accumulated net realized gain on investments by $71,946. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2009, and 2008, was as follows:

                                                          2009          2008
                                                       ------------------------
Ordinary income*                                       $1,592,138    $2,759,022
Long-term capital gains                                         -     7,669,466

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $    456,734
Accumulated long-term capital gains                                   4,449,002
Unrealized depreciation                                             (32,156,333)

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2006, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $853,444.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2009, the Fund reimbursed the Manager $8,981 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2009, the Manager incurred subadministration fees, paid or payable to BlackRock, of $1,726.

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

B. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2009, the Fund incurred reimbursable expenses of $1,026,137, of which $158,872 was receivable from the Manager. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $12,751. Refer to Note 3 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2009, the Fund incurred transfer agent's fees paid or payable to SAS, of $862,283. Additionally, for the year ended December 31, 2009, the Fund recorded a receivable from SAS for a capital contribution of $806 for adjustments related to corrections to shareholder accounts.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 24, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(7) NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Level 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosure about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through December 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                   EXPENSES PAID
                                              BEGINNING           ENDING           DURING PERIOD*
                                            ACCOUNT VALUE      ACCOUNT VALUE       JULY 1, 2009 -
                                            JULY 1, 2009     DECEMBER 31, 2009   DECEMBER 31, 2009
                                           --------------------------------------------------------

Actual                                        $1,000.00          $1,250.70             $2.84
Hypothetical
   (5% return before expenses)                 1,000.00           1,022.68              2.55


* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 25.07% for the six-month period of July 1, 2009, through December 31, 2009.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of December 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  29

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

30  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing
Director, AIG Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/ FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS, and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  31

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Assistant Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

32  | USAA EXTENDED MARKET INDEX FUND

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE INVESTORS AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the "Master LLC") as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2010

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

COMMON STOCKS

AEROSPACE & DEFENSE - 1.1%
    4,300   AAR Corp.(a)                                                               $     98,814
      200   Aerosonic Corp.(a)                                                                  880
    1,800   AeroVironment, Inc.(a)                                                           52,344
    4,062   Alliant Techsystems, Inc.(a)                                                    358,553
    1,000   The Allied Defense Group, Inc.(a)                                                 4,750
   13,400   American Defense  Systems, Inc.(a)                                                5,092
    3,765   Applied Energetics, Inc.(a),(b)                                                   1,242
    2,800   Applied Signal Technology, Inc.                                                  54,012
    2,800   Argon ST, Inc.(a)                                                                60,816
       14   Arotech Corp.(a)                                                                     23
    1,000   Astronics Corp.(a)                                                                8,550
       50   Astrotech Corp.(a)                                                                   95
    1,200   Aviation General, Inc.(a)                                                             -
   11,200   BE Aerospace, Inc.(a)                                                           263,200
    2,875   Ceradyne, Inc.(a)                                                                55,229
    1,800   Cubic Corp.                                                                      67,140
    4,900   Curtiss-Wright Corp.                                                            153,468
    1,600   Ducommun, Inc.                                                                   29,936
    3,700   Esterline Technologies Corp.(a)                                                 150,849
    8,800   Force Protection, Inc.(a)                                                        45,848
    8,900   GenCorp, Inc.(a)                                                                 62,300
      800   Hawk Corp., Class A(a)                                                           14,088
    1,792   Heico Corp., Class A                                                             64,440
      975   Herley Industries, Inc.(a)                                                       13,543
    9,800   Hexcel Corp.(a)                                                                 127,204
      200   ICx Technologies, Inc.(a)                                                         1,904
    1,593   Innovative Solutions & Support, Inc.(a)                                           7,312
      540   Kratos Defense & Security Solutions, Inc.(a)                                      5,697
    1,500   LMI Aerospace, Inc.(a)                                                           19,950
    2,500   Ladish Co., Inc.(a)                                                              37,700
    2,195   Mantech International Corp., Class A(a)                                         105,975
    4,025   Moog, Inc., Class A(a)                                                          117,651
    6,400   Orbital Sciences Corp.(a)                                                        97,664
    2,400   RBC Bearings, Inc.(a)                                                            58,392
   11,400   Smith & Wesson  Holding Corp.(a)                                                 46,626
   11,600   Spirit Aerosystems Holdings, Inc., Class A(a)                                   230,376
    4,500   Sturm Ruger & Co., Inc.                                                          43,650
    6,930   Taser International, Inc.(a)                                                     30,353
    4,800   Teledyne Technologies, Inc.(a)                                                  184,128
    5,100   TransDigm Group, Inc.                                                           242,199
    2,400   Triumph Group, Inc.                                                             115,800
    1,000   VSE Corp.                                                                        45,080
                                                                                       ------------
                                                                                          3,082,873
                                                                                       ------------
ALTERNATIVE ENERGY - 0.2%
    2,600   Akeena Solar, Inc.(a),(b)                                                         3,250
    1,500   Ascent Solar Technologies, Inc.(a)                                                7,950
    4,600   BioFuel Energy Corp.(a)                                                          12,650
    3,700   Daystar Technologies, Inc.(a)                                                     1,518
    4,100   Ener1, Inc.(a),(b)                                                               25,994
    6,500   Energy Conversion Devices, Inc.(a),(b)                                           68,705
   16,600   Evergreen Solar, Inc.(a),(b)                                                     25,066
   11,800   FuelCell Energy, Inc.(a),(b)                                                     44,368
    3,300   GT Solar International, Inc.(a),(b)                                              18,348
      200   Green Plains Renewable Energy(a)                                                  2,974
      300   GreenHunter Energy, Inc.(a)                                                         345
    2,900   Hoku Scientific, Inc.(a),(b)                                                      7,888


================================================================================

                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,700   Ocean Power Technologies, Inc.(a)                                          $     24,327
    2,900   Pacific Ethanol, Inc.(a)                                                          2,088
   19,907   Plug Power, Inc.(a)                                                              14,134
    4,700   Raser Technologies, Inc.(a),(b)                                                   5,828
    1,500   STR Holdings, Inc.(a)                                                            23,565
    8,550   SunPower Corp., Class A(a)                                                      202,464
    3,949   SunPower Corp., Class B(a)                                                       82,732
      441   Verenium Corp.(a)                                                                 1,985
                                                                                       ------------
                                                                                            576,179
                                                                                       ------------
AUTOMOBILES & PARTS - 1.0%
    7,800   American Axle & Manufacturing Holdings, Inc.(b)                                  62,556
    4,300   Amerigon, Inc.(a)                                                                34,142
    8,100   ArvinMeritor, Inc.(a)                                                            90,558
   14,000   BorgWarner, Inc.                                                                465,080
    6,500   Cooper Tire & Rubber Co.                                                        130,325
   15,300   Dana Holding Corp.(a)                                                           165,852
    1,300   Dorman Products, Inc.(a)                                                         20,358
    6,887   Exide Technologies(a)                                                            48,967
    2,600   Federal-Mogul Corp., Class A(a)                                                  44,980
    1,950   Fuel Systems Solutions, Inc.(a)                                                  80,418
   14,890   Gentex Corp.                                                                    265,787
   14,900   LKQ Corp.(a)                                                                    291,891
    4,500   Lear Corp.(a)                                                                   304,380
    3,000   LoJack Corp.(a)                                                                  12,120
    4,200   Modine Manufacturing Co.                                                         49,728
   25,812   Quantum Fuel Systems Technologies Worldwide, Inc.(a),(b)                         28,652
      400   Shiloh Industries, Inc.(a)                                                        2,120
    1,300   Standard Motor Products, Inc.                                                    11,076
    1,700   Stoneridge, Inc.(a)                                                              15,317
      900   Strattec Security Corp.                                                          16,650
    3,110   Superior Industries International, Inc.                                          47,583
    7,920   TRW Automotive Holdings Corp.(a)                                                189,130
    8,130   Tenneco, Inc.(a)                                                                144,145
    3,775   Titan International, Inc.                                                        30,615
    3,900   U.S. Auto Parts Network, Inc.(a)                                                 20,280
      600   United Capital Corp.(a)                                                          14,292
    8,600   WABCO Holdings, Inc.                                                            221,794
                                                                                       ------------
                                                                                          2,808,796
                                                                                       ------------
BANKS - 4.5%
    1,510   1st Source Corp.                                                                 24,296
    2,400   Abington Bancorp, Inc.                                                           16,536
      500   Alliance Financial Corp.                                                         13,575
    3,170   Amcore Financial, Inc.(a)                                                         3,931
      200   Ameriana Bancorp                                                                    532
      600   American National   Bankshares, Inc.                                             13,140
    2,200   AmericanWest Bancorp(a)                                                             891
    1,543   Ameris Bancorp                                                                   11,046
      700   Ames National Corp.                                                              14,777
    2,600   Anchor Bancorp Wisconsin, Inc.                                                    1,638
    1,205   Arrow Financial Corp.                                                            30,125
   15,859   Associated Banc-Corp.                                                           174,608
   12,250   Astoria Financial Corp.                                                         152,267
       74   Atlantic Coast Federal Corp.                                                        112
      631   BCSB Bancorp, Inc.(a)                                                             5,149
    2,501   BOK Financial Corp.(b)                                                          118,847
    1,000   Bancfirst Corp.                                                                  37,040
    3,400   The Bancorp, Inc.(a)                                                             23,324
    1,300   Bancorp of New Jersey, Inc.                                                      13,780
      900   Bancorp Rhode Island, Inc.                                                       23,112
    8,200   BancorpSouth, Inc.                                                              192,372
    1,988   BancTrust Financial Group, Inc.                                                   5,705
    5,900   Bank Mutual Corp.                                                                40,828
      781   Bank of Granite Corp.(a)                                                            398
    6,100   Bank of Hawaii Corp.(c)                                                         287,066
      500   Bank of Marin Bancorp                                                            16,280


================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,700   Bank of the Ozarks, Inc.(c)                                                $     49,759
    7,368   BankAtlantic Bancorp, Inc.                                                        9,578
    2,200   BankFinancial Corp.                                                              21,780
    2,500   Banner Corp.                                                                      6,700
      500   Bar Harbor Bankshares                                                            13,725
    4,000   Beneficial Mutual Bancorp, Inc.(a)                                               39,360
      300   Berkshire Bancorp, Inc.                                                           1,800
    1,700   Berkshire Hills Bancorp, Inc.                                                    35,156
   11,100   Boston Private Financial Holdings, Inc.                                          64,047
    1,100   Bridge Bancorp, Inc.                                                             26,444
    6,599   Brookline Bancorp, Inc.                                                          65,396
      700   Bryn Mawr Bank Corp.                                                             10,563
    2,100   CFS Bancorp, Inc.                                                                 6,783
   14,375   CVB Financial Corp.(b)                                                          124,200
      600   California First National Bancorp                                                 7,836
      500   Camco Financial Corp.                                                               950
      800   Camden National Corp.                                                            26,160
      200   Cape Bancorp, Inc.(a)                                                             1,344
    1,800   Capital Bank Corp.                                                                6,930
    1,325   Capital City Bank Group, Inc.                                                    18,338
    1,820   Capitol Bancorp Ltd.                                                              3,567
    2,340   Capitol Federal Financial                                                        73,616
   28,041   CapitalSource, Inc.                                                             111,323
    4,200   Cardinal Financial Corp.                                                         36,708
      210   Carrollton Bancorp                                                                1,000
    2,975   Cascade Bancorp                                                                   2,053
      515   Cascade Financial Corp.                                                           1,143
    8,222   Cathay General Bancorp(b)                                                        62,076
    3,015   Center Bancorp, Inc.                                                             26,894
    1,800   Center Financial Corp.                                                            8,280
    1,300   Centerstate Banks, Inc.                                                          13,117
    9,176   Central Pacific Financial Corp.(b)                                               12,020
      900   Century Bancorp, Inc., Class A                                                   19,827
      500   Charter Financial Corp.                                                           5,000
    2,713   Chemical Financial Corp.                                                         63,972
      600   Chicopee Bancorp, Inc.(a)                                                         7,488
    1,012   Citizens & Northern Corp.                                                         9,654
   69,385   Citizens Banking Corp.(a)                                                        47,876
    1,600   Citizens First Bancorp, Inc.(a)                                                     624
    2,328   Citizens South Banking Corp.                                                     10,685
    1,800   City Holding Co.                                                                 58,194
    5,500   City National Corp.                                                             250,800
    2,050   CityBank(b)                                                                       3,567
      980   Clifton Savings Bancorp, Inc.                                                     9,183
    2,250   CoBiz Financial, Inc.                                                            10,688
      500   Colony Bankcorp, Inc.                                                             2,265
    4,230   Columbia Banking System, Inc.                                                    68,441
      100   Comm Bancorp, Inc.                                                                2,184
    8,272   Commerce Bancshares, Inc.                                                       320,292
    3,600   Community Bank System, Inc.                                                      69,516
    1,580   Community Trust Bancorp, Inc.                                                    38,631
    4,800   Corus Bankshares, Inc.(a)                                                           168
    7,040   Cullen/Frost Bankers, Inc.                                                      352,000
    3,700   Danvers Bancorp, Inc.                                                            48,063
    3,700   Dime Community Bancshares, Inc.                                                  43,364
      677   Doral Financial Corp.(a)                                                          2,457
      629   ESB Financial Corp.                                                               8,315
    2,400   ESSA Bancorp, Inc.                                                               28,080
    9,497   East-West Bancorp, Inc.                                                         150,053
      300   Eastern Virginia Bankshares, Inc.                                                 2,130
      100   Emclaire Financial Corp.                                                          1,404
    1,700   Encore Bancshares, Inc.(a)                                                       13,515
    2,700   Enterprise Financial Services Corp.                                              20,817
    1,400   EuroBancshares, Inc.(a)                                                             686
   12,236   F.N.B. Corp.                                                                     83,082
      300   FNB United Corp.                                                                    375


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      300   Farmers Capital Bank Corp.                                                 $      3,066
    1,900   Financial Institutions, Inc.                                                     22,382
      400   First Bancorp, Inc.                                                               6,168
    1,800   First Bancorp, North Carolina                                                    25,146
   15,300   First BanCorp., Puerto Rico                                                      35,190
    3,050   First Busey Corp.                                                                11,865
      800   First Chester County Corp.                                                        7,320
    1,000   First Citizens Banc Corp.                                                         4,650
      651   First Citizens BancShares, Inc., Class A                                        106,770
    9,100   First Commonwealth Financial Corp.                                               42,315
    1,200   First Community Bancshares, Inc.                                                 14,460
    1,300   First Defiance Financial Corp.                                                   14,677
    1,200   First Federal Bancshares of Arkansas, Inc.                                        2,748
    4,710   First Financial Bancorp                                                          68,578
    2,066   First Financial Bankshares, Inc.                                                112,039
    1,100   First Financial Corp.                                                            33,572
    1,400   First Financial Holdings, Inc.                                                   18,186
    3,100   First Financial Northwest, Inc.                                                  20,305
      358   First Financial Service Corp.                                                     3,243
      600   First M&F Corp.                                                                   1,326
    2,533   First Merchants Corp.                                                            15,046
    6,175   First Midwest Bancorp, Inc.                                                      67,246
   23,280   First Niagara Financial Group, Inc.                                             323,825
      400   The First of Long Island Corp.                                                   10,100
    1,915   First Place Financial Corp.                                                       5,305
      600   First Regional Bancorp(a)                                                           210
      200   First Security Group, Inc.                                                          476
    1,000   First South Bancorp, Inc.                                                        10,300
    3,300   First State Bancorp(a)                                                            1,313
      700   First United Corp.                                                                4,200
   11,129   FirstMerit Corp.                                                                224,138
    7,800   Flagstar Bancorp, Inc.(a)                                                         4,680
    2,950   Flushing Financial Corp.                                                         33,217
    1,600   Fox Chase Bancorp, Inc.(a)                                                       15,232
      540   Frontier Financial Corp.(a),(b)                                                   1,895
   18,411   Fulton Financial Corp.                                                          160,544
      661   German American Bancorp, Inc.                                                    10,741
    6,556   Glacier Bancorp, Inc.                                                            89,948
    1,100   Great Southern Bancorp, Inc.                                                     23,496
    1,816   Greene County Bancshares, Inc.                                                    6,447
    5,400   Guaranty Bancorp(a)                                                               7,128
      900   HMN Financial, Inc.(a)                                                            3,780
    4,404   Hampton Roads Bankshares, Inc.(b)                                                 7,619
    3,200   Hancock Holding Co.                                                             140,128
    7,356   Hanmi Financial Corp.(a)                                                          8,827
    4,668   Harleysville National Corp.                                                      30,062
      260   Hawthorn Bancshares, Inc.                                                         2,480
    1,700   Heartland Financial USA, Inc.                                                    24,395
    1,900   Heritage Commerce Corp.                                                           7,638
      420   Heritage Financial Corp.                                                          5,788
    1,000   Home Bancorp, Inc.(a)                                                            12,190
    1,716   Home Bancshares, Inc.                                                            41,304
    1,800   Home Federal Bancorp, Inc.                                                       23,958
      625   Horizon Financial Corp.(a)                                                          141
      520   Hudson Valley Holding Corp.                                                      12,823
    2,800   IBERIABANK Corp.                                                                150,668


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38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,313   Independent Bank Corp./MA                                                  $     48,319
    2,524   Independent Bank Corp./MI                                                         1,817
    1,100   Indiana Community Bancorp                                                         8,470
    2,200   Integra Bank Corp.                                                                1,628
    6,141   International Bancshares Corp.(b)                                               116,249
    2,100   Intervest Bancshares Corp.                                                        6,888
    5,678   Investors Bancorp, Inc.(a)                                                       62,117
    1,900   Jefferson Bancshares, Inc.                                                        8,531
    2,300   Kearny Financial Corp.                                                           23,184
    2,600   Lakeland Bancorp, Inc.                                                           16,614
    3,200   Lakeland Financial Corp.                                                         55,200
    1,700   Legacy Bancorp, Inc./MA                                                          16,762
      600   Louisiana Bancorp, Inc.(a)                                                        8,670
    6,530   MB Financial, Inc.                                                              128,772
      787   Macatawa Bank Corp.(a)                                                            1,708
    2,301   MainSource Financial Group, Inc.                                                 10,999
    1,200   Malvern Federal Bancorp, Inc.                                                    10,800
    2,070   Mercantile Bank Corp.                                                             6,210
      550   Merchants Bancshares, Inc.                                                       12,452
      700   Metro Bancorp, Inc.(a)                                                            8,799
      115   Mid Penn Bancorp, Inc.                                                            1,121
    1,000   Midwest Banc Holdings, Inc.(a)                                                      360
      900   MidwestOne Financial Group, Inc.                                                  7,875
      300   MutualFirst Financial, Inc.                                                       1,734
      400   NASB Financial, Inc.                                                              9,316
    3,560   NBT Bancorp, Inc.                                                                72,517
    3,100   Nara Bancorp, Inc.                                                               35,154
      100   National Bankshares, Inc.                                                         2,829
   17,027   National Penn Bancshares, Inc.                                                   98,586
   51,141   New York Community Bancorp, Inc.(b)                                             742,056
   13,500   NewAlliance Bancshares, Inc.                                                    162,135
    2,004   Newbridge Bancorp(a)                                                              4,449
    2,200   North Valley Bancorp                                                              4,598
      300   Northern States Financial Corp.(a)                                                1,080
    2,200   Northfield Bancorp, Inc.                                                         29,744
    5,900   Northwest Bancshares, Inc.                                                       66,788
      157   Norwood Financial Corp.                                                           4,489
    4,100   OceanFirst Financial Corp.                                                       46,330
      875   Ohio Valley Banc Corp.                                                           19,276
   12,721   Old National Bancorp                                                            158,122
    1,886   Old Second Bancorp, Inc.(b)                                                      12,995
    3,894   Oriental Financial Group                                                         42,055
    1,400   Oritani Financial Corp.                                                          19,222
      200   Orrstown Financial Service, Inc.                                                  6,976
      612   PAB Bankshares, Inc.(a)                                                           1,346
      321   PVF Capital Corp.                                                                   594
   12,210   Pacific Capital Bancorp                                                          11,722
    1,300   Pacific Continental Corp.                                                        14,872
    4,061   PacWest Bancorp                                                                  81,829
    1,000   Pamrapo Bancorp, Inc.                                                             7,870
    1,230   Park National Corp.(b)                                                           72,422
      500   Parkvale Financial Corp.                                                          3,475
      906   Peapack-Gladstone Financial Corp.                                                11,488
      800   Penns Woods Bancorp, Inc.                                                        25,952
    1,095   Peoples Bancorp, Inc.                                                            10,600
      363   Peoples Bancorp of North Carolina, Inc.                                           1,851
    1,000   Peoples Financial Corp.                                                          20,320
    5,342   Pinnacle Financial Partners, Inc.(a)                                             75,963
   71,839   Popular, Inc.                                                                   162,356
    1,035   Porter Bancorp, Inc.                                                             15,566
    2,494   Preferred Bank                                                                    4,489
      840   Premierwest Bancorp                                                               1,193


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    7,400   PrivateBancorp, Inc.                                                       $     66,378
    6,200   Prosperity Bancshares, Inc.                                                     250,914
      500   Provident Financial Holdings, Inc.                                                1,380
    6,689   Provident Financial Services, Inc.                                               71,238
    4,803   Provident New York Bancorp                                                       40,537
    1,400   Prudential Bancorp, Inc. of Pennsylvania                                         13,328
    1,000   Pulaski Financial Corp.                                                           6,700
    2,475   Renasant Corp.                                                                   33,660
    1,448   Republic Bancorp, Inc., Class A                                                  29,829
    1,946   Republic First Bancorp, Inc.(a)                                                   8,309
      200   Riverview Bancorp, Inc.(a)                                                          446
    1,300   Rockville Financial, Inc.                                                        13,650
    5,100   Rodman & Renshaw Capital Group, Inc.(a)                                          20,910
      900   Roma Financial Corp.                                                             11,124
    2,000   Rome Bancorp, Inc.                                                               15,920
      785   Royal Bancshares of Pennsylvania, Class A(a)                                      1,021
    3,000   S&T Bancorp, Inc.(b)                                                             51,030
    1,200   SCBT Financial Corp.                                                             33,228
    5,205   SVB Financial Group(a)                                                          216,996
    1,310   SY Bancorp, Inc.                                                                 27,969
    2,050   Sandy Spring Bancorp, Inc.                                                       18,225
      703   Santander BanCorp(a)                                                              8,633
      188   Savannah Bancorp, Inc.                                                            1,504
    2,970   Seacoast Banking Corp. of Florida                                                 4,841
      850   Shore Bancshares, Inc.                                                           12,291
      800   Sierra Bancorp                                                                    6,104
    5,600   Signature Bank(a)                                                               178,640
    2,800   Simmons First National Corp., Class A                                            77,840
    1,100   Smithtown Bancorp, Inc.                                                           6,545
   47,455   The South Financial Group, Inc.                                                  30,594
    1,735   Southside Bancshares, Inc.                                                       34,041
    2,200   Southwest Bancorp, Inc.                                                          15,268
      132   Southwest Georgia Financial Corp.                                                 1,167
    1,425   State Bancorp, Inc.                                                              10,132
    2,425   StellarOne Corp.                                                                 24,153
    2,605   Sterling Bancorp                                                                 18,600
   14,125   Sterling Bancshares, Inc.                                                        72,461
   12,643   Sterling Financial Corp.(a),(b)                                                   7,839
    1,200   Suffolk Bancorp                                                                  35,640
      500   Summit Financial Group, Inc.                                                      1,925
    2,109   Sun Bancorp, Inc.(a)                                                              7,909
      250   Superior Bancorp(a)                                                                 823
   14,200   Susquehanna Bancshares, Inc.                                                     83,638
   56,890   Synovus Financial Corp.(b)                                                      116,625
   16,090   TCF Financial Corp.                                                             219,146
      100   TF Financial Corp.                                                                1,897
   10,500   TFS Financial Corp.                                                             127,470
      200   Teche Holding Co.                                                                 6,342
    5,600   Texas Capital Bancshares, Inc.(a)                                                78,176
    1,100   TierOne Corp.(a)                                                                    770
      832   Tompkins Trustco, Inc.                                                           33,696
      600   Tower Bancorp, Inc.                                                              13,710
    2,600   Towne Bank(b)                                                                    30,368
    1,600   Trico Bancshares                                                                 26,640
    8,360   TrustCo Bank Corp. NY                                                            52,668
    7,500   Trustmark Corp.                                                                 169,050
    3,420   UMB Financial Corp.                                                             134,577
   12,566   Umpqua Holdings Corp.                                                           168,510
    1,450   Union Bankshares Corp.                                                           17,966
      336   United Bancorp, Inc.                                                              2,866
    6,500   United Bankshares, Inc.(b)                                                      129,805
   10,080   United Community Banks, Inc.(a)                                                  34,171
    1,678   United Community Financial Corp.(a)                                               2,433


================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,100   United Financial Bancorp, Inc.                                             $     14,421
      208   United Security Bancshares(a)                                                       911
    1,600   United Western Bancorp, Inc.                                                      4,416
    1,400   Univest Corp. of Pennsylvania                                                    24,542
   17,922   Valley National Bancorp(b)                                                      253,238
    2,100   ViewPoint Financial Group                                                        30,261
    3,080   Virginia Commerce Bancorp(a)                                                     11,488
      205   W Holding Co., Inc.(b)                                                            4,695
      900   WSFS Financial Corp.                                                             23,067
      200   WVS Financial Corp.                                                               2,850
    4,100   Washington Banking Co.                                                           48,954
   14,421   Washington Federal, Inc.                                                        278,902
    1,300   Washington Trust Bancorp, Inc.                                                   20,254
      600   Waterstone Financial, Inc.(a)                                                     1,230
      151   Wayne Savings Bancshares, Inc.                                                      877
    8,973   Webster Financial Corp.                                                         106,510
    2,789   WesBanco, Inc.                                                                   34,416
      840   West Bancorp., Inc.                                                               4,141
    2,200   West Coast Bancorp                                                                4,620
    3,800   Westamerica Bancorp.                                                            210,406
    6,400   Western Alliance Bancorp(a)                                                      24,192
    4,000   Westfield Financial, Inc.                                                        33,000
   13,925   Whitney Holding Corp.                                                           126,857
    9,200   Wilmington Trust Corp.                                                          113,528
    4,000   Wilshire Bancorp, Inc.                                                           32,760
    3,550   Wintrust Financial Corp.                                                        109,305
    1,200   Yardkin Valley Financial Corp.                                                    4,392
                                                                                       ------------
                                                                                         12,997,114
                                                                                       ------------
BEVERAGES - 0.3%
    1,300   Boston Beer Co., Inc., Class A(a)                                                60,580
    7,293   Central European Distribution Corp.(a)                                          207,194
      400   Coca-Cola Bottling Co. Consolidated                                              21,608
    8,800   Hansen Natural Corp.(a)                                                         337,920
    6,000   Jamba, Inc.(a)                                                                   10,080
    4,200   Jones Soda Co.(a)                                                                 1,806
    2,160   National Beverage Corp.                                                          29,938
    6,427   PepsiAmericas, Inc.                                                             188,054
    1,000   Reddy Ice Holdings, Inc.(a)                                                       4,290
      800   Willamette Valley Vineyards, Inc.(a)                                              2,600
                                                                                       ------------
                                                                                            864,070
                                                                                       ------------
CHEMICALS - 2.4%
    7,025   Aceto Corp.                                                                      36,179
   11,000   Albemarle Corp.                                                                 400,070
    1,300   American Vanguard Corp.                                                          10,790
    2,700   Arch Chemicals, Inc.                                                             83,376
    8,100   Ashland, Inc.                                                                   320,922
    2,000   Balchem Corp.                                                                    67,020
    5,300   Cabot Corp.                                                                     139,019
    8,000   Calgon Carbon Corp.(a)                                                          111,200
    3,100   Cambrex Corp.(a)                                                                 17,298
   17,000   Celanese Corp., Series A                                                        545,700
    5,100   Cytec Industries, Inc.                                                          185,742
   10,950   Ferro Corp.                                                                      90,228
      256   Georgia Gulf Corp.(a)                                                             4,449
    5,300   H.B. Fuller Co.                                                                 120,575
    6,800   Hammond Industries, Inc.(a)                                                         374
    1,900   Hawkins, Inc.                                                                    41,477
   22,000   Huntsman Corp.                                                                  248,380
    5,700   ICO, Inc.                                                                        41,667
    1,300   Innophos Holdings, Inc.                                                          29,887
    1,850   KMG Chemicals, Inc.                                                              27,658
    2,200   Koppers Holdings, Inc.                                                           66,968
      482   Kronos Worldwide, Inc.                                                            7,833
    3,500   LSB Industries, Inc.(a)                                                          49,350


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                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    8,215   Lubrizol Corp.                                                             $    599,284
      900   Material Sciences Corp.(a)                                                        1,593
    2,500   Metabolix, Inc.(a)                                                               27,675
    2,100   Minerals Technologies, Inc.                                                     114,387
   17,900   The Mosaic Co.                                                                1,069,167
      900   NL Industries, Inc.                                                               6,246
    3,000   Nanophase Technologies Corp.(a)                                                   2,613
    1,520   NewMarket Corp.                                                                 174,450
    3,800   OM Group, Inc.(a)                                                               119,282
    8,792   Olin Corp.                                                                      154,036
    3,000   Omnova Solutions, Inc.(a)                                                        18,390
    2,100   Penford Corp.                                                                    18,249
    9,500   PolyOne Corp.(a)                                                                 70,965
    2,100   Polypore International, Inc.(a)                                                  24,990
    2,100   Quaker Chemical Corp.                                                            43,344
   13,700   RPM International, Inc.                                                         278,521
   30,300   Rentech, Inc.(a)                                                                 37,269
    5,200   Rockwood Holdings, Inc.(a)                                                      122,512
    4,000   Schulman A, Inc.                                                                 80,720
    3,400   Senomyx, Inc.(a)                                                                 12,818
    5,000   Sensient Technologies Corp.                                                     131,500
   15,097   Solutia, Inc.(a)                                                                191,732
    3,400   Spartech Corp.                                                                   34,884
    1,300   Stepan Co.                                                                       84,253
    1,300   TOR Minerals International, Inc.(a)                                                 722
   10,900   Terra Industries, Inc.                                                          350,871
    2,500   Tredegar Corp.                                                                   39,550
    1,240   Valhi, Inc.                                                                      17,323
    6,500   W.R. Grace & Co.(a)                                                             164,775
    2,100   Westlake Chemical Corp.                                                          52,353
    1,600   Zagg, Inc.(a)                                                                     6,272
    1,500   Zep, Inc.                                                                        25,980
    3,100   Zoltek Cos., Inc.(a),(b)                                                         29,450
                                                                                       ------------
                                                                                          6,752,338
                                                                                       ------------
CONSTRUCTION & MATERIALS - 2.1%
    3,500   A.O. Smith Corp.                                                                151,865
    1,550   Aaon, Inc.                                                                       30,209
    4,500   Acuity Brands, Inc.                                                             160,380
    7,600   Advanced Environmental Recycling Technologies, Inc., Class A(a)                   2,432
      200   American Biltrite, Inc.(a)                                                          360
    2,000   American DG Energy, Inc.(a)                                                       5,880
    1,000   American Woodmark Corp.                                                          19,680
    1,400   Ameron International Corp.                                                       88,844
    3,100   Apogee Enterprises, Inc.                                                         43,400
      900   Argan, Inc.(a)                                                                   12,951
    1,800   Armstrong World Industries, Inc.(a)                                              70,074
      102   Baran Group Ltd.(a)                                                                 816
    2,000   BlueLinx Holdings, Inc.(a)                                                        5,540
    1,900   Builders FirstSource, Inc.(a)                                                     7,315
    7,200   EMCOR Group, Inc.(a)                                                            193,680
    5,020   Eagle Materials, Inc.                                                           130,771
    3,400   Gibraltar Industries, Inc.                                                       53,482
    4,650   Granite Construction, Inc.                                                      156,519
    6,000   Great Lakes Dredge & Dock Corp.                                                  38,880
    5,628   Griffon Corp.(a)                                                                 68,774
    7,500   Headwaters, Inc.(a)                                                              48,900
    3,400   Hill International, Inc.(a)                                                      21,216
    3,900   Insituform Technologies, Inc., Class A(a)                                        88,608
    1,900   Insteel Industries, Inc.                                                         24,700
    1,500   Integrated Electrical Services, Inc.(a)                                           8,775
   19,200   KBR, Inc.                                                                       364,800
    1,400   L.B. Foster Co., Class A(a)                                                      41,734
    2,100   Layne Christensen Co.(a)                                                         60,291
    6,200   Lennox International, Inc.                                                      242,048
   15,541   Louisiana-Pacific Corp.(a)                                                      108,476


================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

   19,025   MDU Resources Group, Inc.                                                  $    448,990
    3,200   MYR Group, Inc.(a)                                                               57,856
    4,900   Martin Marietta Materials, Inc.                                                 438,109
   27,500   McDermott International, Inc.(a)                                                660,275
   14,400   Mueller Water Products, Inc., Series A                                           74,880
    6,200   NCI Building Systems, Inc.(a)                                                    11,222
    1,200   Northwest Pipe Co.(a)                                                            32,232
      500   Omega Flex, Inc.                                                                  7,000
    2,400   Orion Marine Group, Inc.(a)                                                      50,544
   11,500   Owens Corning, Inc.(a)                                                          294,860
      625   PGT, Inc.(a)                                                                      1,313
    2,700   Pike Electric Corp.(a)                                                           25,056
    3,350   Quanex Building Products Corp.                                                   56,850
    1,000   Quixote Corp.(a)                                                                  6,370
    9,900   Shaw Group, Inc.(a)                                                             284,625
    4,100   Simpson Manufacturing Co., Inc.                                                 110,249
    2,600   Sterling Construction Co., Inc.(a)                                               49,868
      800   TRC Cos., Inc.(a)                                                                 2,392
    2,800   Texas Industries, Inc.                                                           97,972
    1,800   Trex Co., Inc.(a),(b)                                                            35,280
    3,200   Tutor Perini Corp.(a)                                                            57,856
    5,600   U.S. Concrete, Inc.(a)                                                            5,096
    7,400   USG Corp.(a),(b)                                                                103,970
    2,000   Universal Forest Products, Inc.                                                  73,620
    2,200   Valmont Industries, Inc.                                                        172,590
   11,300   Valspar Corp.                                                                   306,682
    3,900   Watsco, Inc.                                                                    191,022
    3,200   Watts Water Technologies, Inc., Class A                                          98,944
                                                                                       ------------
                                                                                          6,007,123
                                                                                       ------------
ELECTRICITY - 2.3%
    3,100   Allete, Inc.                                                                    101,308
   13,700   Alliant Energy Corp.                                                            414,562
    4,000   Black Hills Corp.                                                               106,520
    1,700   CH Energy Group, Inc.                                                            72,284
   42,500   Calpine Corp.(a)                                                                467,500
    1,600   Central Vermont Public Service Corp.                                             33,280
    6,300   Cleco Corp.                                                                     172,179
   15,680   Covanta Holding Corp.(a)                                                        283,651
   14,935   DPL, Inc.(a)                                                                    412,206
   53,600   Dynegy, Inc., Class A(a)                                                         97,016
    5,500   El Paso Electric Co.(a)                                                         111,540
    5,800   The Empire District Electric Co.                                                108,634
   16,612   Great Plains Energy, Inc.                                                       322,107
   11,720   Hawaiian Electric Industries, Inc.                                              244,948
    4,800   IDACORP, Inc.                                                                   153,360
    6,800   ITC Holdings Corp.                                                              354,212
    2,400   MGE Energy, Inc.                                                                 85,776
   17,500   Mirant Corp.(a)                                                                 267,225
   30,460   NRG Energy, Inc.(a)                                                             719,161
   11,700   NSTAR                                                                           430,560
   26,900   NV Energy, Inc.                                                                 333,022
    4,200   NorthWestern Corp.                                                              109,284
    2,000   Ormat Technologies, Inc.                                                         75,680
    9,800   Portland General Electric Co.                                                   200,018
   46,600   RRI Energy, Inc.(a)                                                             266,552
      396   Renegy Holdings, Inc.(a)                                                            546
    2,733   UIL Holdings Corp.                                                               76,743
   17,000   U.S. Geothermal, Inc.(a)                                                         26,010
    5,100   Unisource Energy Corp.                                                          164,169
      900   Unitil Corp.                                                                     20,682
   13,325   Westar Energy, Inc.                                                             289,419
                                                                                       ------------
                                                                                          6,520,154
                                                                                       ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.2%
    4,300   A123 Systems, Inc.(a),(b)                                                        96,492
    5,300   AVX Corp.                                                                        67,151
    1,400   AZZ, Inc.(a)                                                                     45,780
    3,500   Active Power, Inc.(a)                                                             3,850
    3,700   ActivIdentity Corp.(a)                                                            8,695
       40   Adept Technology, Inc.(a)                                                           135


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

   10,600   Advanced Battery Technologies, Inc.(a),(b)                                 $     42,400
      115   Allied Motion Technologies, Inc.(a)                                                 289
    8,900   Altair Nanotechnologies, Inc.(a),(b)                                              7,831
    1,400   American Science & Engineering, Inc.                                            106,176
    5,400   American Superconductor Corp.(a),(b)                                            220,860
   12,600   Ametek, Inc.                                                                    481,824
    1,700   Anaren, Inc.(a)                                                                  25,585
    4,200   Anixter International, Inc.(a)                                                  197,820
   13,000   Arrow Electronics, Inc.(a)                                                      384,930
   16,764   Avnet, Inc.(a)                                                                  505,602
    2,400   Badger Meter, Inc.                                                               95,568
    4,600   Baldor Electric Co.                                                             129,214
    7,730   Beacon Power Corp.(a)                                                             3,823
      600   Bel Fuse, Inc.                                                                   12,894
    5,100   Belden, Inc.                                                                    111,792
    7,184   Benchmark Electronics, Inc.(a)                                                  135,849
    5,200   Brady Corp.                                                                     156,052
    2,800   C&D Technologies, Inc.(a),(b)                                                     4,340
    4,000   CTS Corp.                                                                        38,480
   35,200   Capstone Turbine Corp.(a),(b)                                                    45,408
    4,300   Checkpoint Systems, Inc.(a)                                                      65,575
    6,900   Cogent, Inc.(a)                                                                  71,691
    4,085   Cognex Corp.                                                                     72,386
    2,500   Coherent, Inc.(a)                                                                74,325
    2,300   Coleman Cable, Inc.(a)                                                            7,567
   10,216   CommScope, Inc.(a)                                                              271,030
    4,500   Comverge, Inc.(a)                                                                50,580
    1,100   Cyberoptics Corp.(a)                                                              7,381
    3,627   DDi Corp.(a)                                                                     17,736
    4,200   Daktronics, Inc.                                                                 38,682
      588   Digital Angel Corp.(a)                                                              447
    2,000   Dionex Corp.(a)                                                                 147,740
    2,800   ESCO Technologies, Inc.                                                         100,380
    3,800   Echelon Corp.(a)                                                                 43,928
    1,000   Electro Rent Corp.                                                               11,540
    3,400   Electro Scientific Industries, Inc.(a)                                           36,788
    2,527   Encore Wire Corp.                                                                53,244
    2,600   EnerNOC, Inc.(a)                                                                 79,014
    5,500   EnerSys(a)                                                                      120,285
    4,100   FEI Co.(a)                                                                       95,776
    2,200   Faro Technologies, Inc.(a)                                                       47,168
    7,000   General Cable Corp.(a)                                                          205,940
   13,100   GrafTech International Ltd.(a)                                                  203,705
    2,800   Greatbatch, Inc.(a)                                                              53,844
    2,400   Houston Wire & Cable Co.                                                         28,560
    5,900   Hubbell, Inc., Class B                                                          279,070
    2,800   II-VI, Inc.(a)                                                                   89,040
    3,000   IPG Photonics Corp.(a)                                                           50,220
    2,400   Intevac, Inc.(a)                                                                 27,528
      500   IntriCon Corp.(a)                                                                 1,515
    4,900   Itron, Inc.(a)                                                                  331,093
    1,200   Keithley Instruments, Inc.                                                        5,580
    8,851   L-1 Identity Solutions, Inc.(a)                                                  66,294
    2,950   LSI Industries, Inc.                                                             23,246
    1,100   LaBarge, Inc.(a)                                                                 13,255
    1,000   Landauer, Inc.                                                                   61,400
      900   LeCroy Corp.(a)                                                                   3,285
      100   Lightpath Technologies, Inc., Class A(a)                                            169
      700   Lime Energy Co.(a)                                                                3,094
    2,370   Littelfuse, Inc.(a)                                                              76,195
    1,900   MTS Systems Corp.                                                                54,606
      450   Mace Security International, Inc.(a)                                                527
    1,700   Magnetek, Inc.(a)                                                                 2,618
    2,900   Maxwell Technologies, Inc.(a)                                                    51,736
    1,500   Measurement Specialties, Inc.(a)                                                 15,075
    2,700   Merix Corp.(a)                                                                    6,615
    4,300   Methode Electronics, Inc.                                                        37,324
    4,100   Mettler Toledo International, Inc.(a)                                           430,459


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44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    7,600   Microvision, Inc.(a),(b)                                                   $     24,092
    1,100   Multi-Fineline Electronix, Inc.(a)                                               31,207
    2,900   NU Horizons Electronics Corp.(a)                                                 11,948
      900   NVE Corp.(a)                                                                     37,179
    3,700   Napco Security Technologies, Inc.(a)                                              6,179
    6,300   National Instruments Corp.                                                      185,535
    4,700   Newport Corp.(a)                                                                 43,193
    2,200   OSI Systems, Inc.(a)                                                             60,016
    2,600   Orion Energy Systems, Inc.(a)                                                    11,414
    2,050   Park Electrochemical Corp.                                                       56,662
      900   Planar Systems, Inc.(a)                                                           2,565
    4,300   Plexus Corp.(a)                                                                 122,550
    1,100   Powell Industries, Inc.(a)                                                       34,683
    8,800   Power-One, Inc.(a)                                                               38,280
   14,400   Powerwave Technologies, Inc.(a)                                                  18,144
    4,705   Regal-Beloit Corp.                                                              244,378
    2,900   Research Frontiers, Inc.(a),(b)                                                  10,991
      800   Richardson Electronics Ltd.                                                       4,696
    3,200   Rofin-Sinar Technologies, Inc.(a)                                                75,552
    2,000   Rogers Corp.(a)                                                                  60,620
    1,600   Rubicon Technology, Inc.(a)                                                      32,496
    9,433   Sanmina-SCI Corp.(a)                                                            104,046
    5,900   SatCon Technology Corp.(a)                                                       16,638
      400   Servotronics, Inc.                                                                3,760
      154   Sielox, Inc.(a)                                                                       7
    1,200   Sigmatron International, Inc.(a)                                                  6,000
    1,000   Spectrum Control, Inc.(a)                                                         9,470
      100   StockerYale, Inc.(a)                                                                  8
      700   Synthesis Energy Systems, Inc.(a)                                                   650
    6,900   TTM Technologies, Inc.(a)                                                        79,557
    4,500   Technitrol, Inc.                                                                 19,710
    1,500   Technology Research Corp.                                                         5,400
    6,265   Thomas & Betts Corp.(a)                                                         224,224
      800   Tollgrade Communications, Inc.(a)                                                 4,888
   12,934   Trimble Navigation Ltd.(a)                                                      325,937
    1,200   UQM Technologies, Inc.(a)                                                         8,220
    2,200   Ultralife Batteries, Inc.(a)                                                      9,504
    3,500   Universal Display Corp.(a)                                                       43,260
   10,100   Valence Technology, Inc.(a)                                                       9,191
    5,190   Veeco Instruments, Inc.(a)                                                      171,478
    3,800   Vicor Corp.(a)                                                                   35,340
   18,061   Vishay Intertechnology, Inc.(a)                                                 150,809
    5,700   WESCO International, Inc.(a)                                                    153,957
    1,100   X-Rite, Inc.(a)                                                                   2,398
    6,717   Zebra Technologies Corp., Class A(a)                                            190,494
    1,700   Zygo Corp.(a)                                                                    11,441
                                                                                       ------------
                                                                                          9,162,863
                                                                                       ------------
FINANCIAL SERVICES - 3.2%
    5,500   Advance America, Cash Advance Centers, Inc.                                      30,580
    5,200   Affiliated Managers Group, Inc.(a)                                              350,220
      800   American Physicians Service Group, Inc.                                          18,456
    6,750   AmeriCredit Corp.(a),(b)                                                        128,520
    1,200   Ampal-American Israel Corp., Class A(a)                                           3,240
    2,200   Artio Global Investors, Inc.(a)                                                  56,078
    2,100   Asset Acceptance Capital Corp.(a)                                                14,238
    1,600   Asta Funding, Inc.                                                               11,344
    4,100   BGC Partners, Inc.                                                               18,942
    5,200   BlackRock, Inc.(d)                                                            1,207,440


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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    6,000   Broadpoint Gleacher Securities, Inc.(a)                                    $     26,760
   25,400   CIT Group, Inc.(a)                                                              701,294
    2,200   Calamos Asset Management, Inc., Class A                                          25,366
    3,200   Cash America International, Inc.                                                111,872
      179   Cohen & Co., Inc.(a)                                                                877
    1,900   Cohen & Steers, Inc.                                                             43,396
    5,400   CompuCredit Holdings Corp.(b)                                                    17,982
    2,400   Cowen Group, Inc., Class A(a)                                                    14,208
      281   Credit Acceptance Corp.(a)                                                       11,830
      354   Deerfield Capital Corp.(a)                                                        1,628
      300   Diamond Hill Investments Group                                                   19,269
    2,600   Dollar Financial Corp.(a)                                                        61,516
    2,000   Duff & Phelps Corp.                                                              36,520
   12,700   Eaton Vance Corp.                                                               386,207
    1,600   Encore Capital Group, Inc.(a)                                                    27,840
    2,300   Epoch Holding Corp.                                                              24,035
    1,300   Evercore Partners, Inc., Class A                                                 39,520
    6,700   Ezcorp, Inc.(a)                                                                 115,307
      900   The FINOVA Group, Inc.(a)                                                             -
  139,800   Fannie Mae(a),(b)                                                               164,964
    2,800   Federal Agricultural Mortgage Corp., Class B                                     19,628
   27,464   Fidelity National Title Group, Inc., Class A                                    369,665
    3,000   Financial Federal Corp.                                                          82,500
    4,300   First Cash Financial Services, Inc.(a)                                           95,417
    6,200   The First Marblehead Corp.(a)                                                    13,206
   83,700   Freddie Mac(a),(b)                                                              123,039
      700   GAMCO Investors, Inc., Class A                                                   33,803
    6,400   GFI Group, Inc.                                                                  29,248
   20,600   GLG Partners, Inc.(a),(b)                                                        66,332
    3,000   Greenhill & Co., Inc.                                                           240,720
    4,700   Interactive Brokers Group, Inc., Class A(a)                                      83,284
    2,330   International Assets Holding Corp., Inc.(a)                                      33,878
    1,000   Intersections, Inc.(a)                                                            4,900
    6,400   Investment Technology Group, Inc.(a)                                            126,080
    3,400   JMP Group, Inc.                                                                  33,048
   12,300   Jefferies Group, Inc., New Shares(a)                                            291,879
    3,400   KBW, Inc.(a)                                                                     93,024
   12,800   Knight Capital Group, Inc., Class A(a)                                          197,120
   12,700   LaBranche & Co., Inc.(a)                                                         36,068
    5,581   Ladenburg Thalmann Financial Services, Inc.(a)                                    3,572
   14,600   MF Global Ltd.(a)                                                               101,470
   18,000   MGIC Investment Corp.(a),(b)                                                    104,040
   11,300   MSCI, Inc.(a)                                                                   359,340
    1,900   MarketAxess Holdings, Inc.                                                       26,410
    2,800   Marlin Business Services, Inc.(a)                                                22,204
    2,800   Medallion Financial Corp.                                                        22,876
      900   Merriman Curhan Ford Group, Inc.(a)                                                 792
      500   MicroFinancial, Inc.                                                              1,545
    5,000   MoneyGram International, Inc.(a)                                                 14,400
    4,200   National Financial Partners Corp.(a)                                             33,978
    3,500   Nelnet, Inc., Class A                                                            60,305
    2,900   NewStar Financial, Inc.(a)                                                       11,368
   10,000   Ocwen Financial Corp.(a)                                                         95,700
    5,400   optionsXpress Holdings, Inc.                                                     83,430
   17,600   The PMI Group, Inc.                                                              44,352


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46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,700   Penson Worldwide, Inc.(a)                                                  $     24,462
    2,000   Pico Holdings, Inc.(a)                                                           65,460
    2,845   Piper Jaffray Cos.(a)                                                           143,985
    1,700   Portfolio Recovery Associates, Inc.(a)                                           76,296
    3,200   Primus Guaranty Ltd.(a)                                                           9,760
      870   Pzena Investment Management, Inc., Class A(a)                                     7,082
   12,144   Radian Group, Inc.                                                               88,773
   11,350   Raymond James Financial, Inc.(b)                                                269,790
    1,000   Resource America, Inc., Class A                                                   4,040
      966   Rewards Network, Inc.                                                            12,210
   16,820   SEI Investments Co.                                                             294,686
    6,065   SWS Group, Inc.                                                                  73,387
    2,233   Safeguard Scientifics, Inc.(a)                                                   23,022
    3,800   Sanders Morris Harris Group, Inc.                                                20,900
    3,300   Siebert Financial Corp.(a)                                                        7,623
    3,700   Stewart Information Services Corp.                                               41,736
    3,200   Stifel Financial Corp.(a)                                                       189,568
      420   Student Loan Corp.                                                               19,559
   27,630   TD Ameritrade Holding Corp.(a)                                                  535,469
       10   Teton Advisors, Inc.                                                                160
    2,800   Thomas Weisel Partners Group, Inc.(a)                                            10,584
    4,200   TradeStation Group, Inc.(a)                                                      33,138
    1,743   Tree.com, Inc.(a)                                                                15,948
    2,900   Triad Guaranty, Inc.(a),(b)                                                         783
    1,600   U.S. Global Investors, Inc.                                                      19,696
      435   Virtus Investment Partners, Inc.(a)                                               6,917
   10,500   Waddell & Reed Financial, Inc., Class A                                         320,670
      700   Westwood Holdings Group, Inc.                                                    25,438
      200   Wilhelmina International, Inc.(a)                                                    18
    2,400   World Acceptance Corp.(a),(b)                                                    85,992
                                                                                       ------------
                                                                                          9,055,222
                                                                                       ------------
FIXED LINE TELECOMMUNICATIONS - 0.7%
    7,300   8x8, Inc.(a)                                                                     11,023
       75   ATSI Communications, Inc.(a)                                                          3
    2,800   AboveNet, Inc.(a)                                                               182,112
    8,300   Alaska Communications Systems Group, Inc.                                        66,234
    4,700   Arbinet-Thexchange, Inc.(a)                                                      11,656
    4,500   Cbeyond Communications, Inc.(a)                                                  70,875
   22,800   Cincinnati Bell, Inc.(a)                                                         78,660
    4,484   Consolidated Communications Holdings, Inc.                                       78,470
    3,400   General Communication, Inc., Class A(a)                                          21,692
    2,595   Global Crossing Ltd.(a)                                                          36,979
      800   HickoryTech Corp.                                                                 7,064
    1,533   IDT Corp., Class B(a)                                                             7,435
    5,600   Iowa Telecommunications Services, Inc.                                           93,856
  186,488   Level 3 Communications, Inc.(a),(b)                                             285,327
      300   NET2000 Communications, Inc.(a)                                                       -
   18,000   PAETEC Holding Corp.(a)                                                          74,700
   29,100   Primus Telecommunications Escrow(a)                                                   -
    4,500   RCN Corp.(a)                                                                     48,825
      800   SureWest Communications(a)                                                        7,968
   19,200   TW Telecom, Inc.(a)                                                             329,088
   35,655   Virgin Media, Inc.                                                              600,074
   17,500   Vonage Holdings Corp.(a),(b)                                                     24,500
    1,500   Warwick Valley Telephone Co.                                                     19,575
                                                                                       ------------
                                                                                          2,056,116
                                                                                       ------------


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

FOOD & DRUG RETAILERS - 0.5%
    3,200   Allion Healthcare, Inc.(a)                                                 $     20,992
      200   Arden Group, Inc., Class A                                                       19,124
    7,000   Casey's General Stores, Inc.                                                    223,440
    1,100   Core-Mark Holdings Co., Inc.(a)                                                  36,256
      500   Dairy Mart Convenience Stores, Inc.(a)                                                -
    3,400   drugstore.com, Inc.(a)                                                           10,506
    3,920   The Great Atlantic & Pacific Tea Co., Inc.(a)                                    46,217
    1,800   Ingles Markets, Inc., Class A                                                    27,234
    1,520   Nash Finch Co.                                                                   56,377
   12,700   Omnicare, Inc.                                                                  307,086
    4,400   The Pantry, Inc.(a)                                                              59,796
    4,100   PetMed Express, Inc.(b)                                                          72,283
   64,500   Rite Aid Corp.(a)                                                                97,395
    5,700   Ruddick Corp.                                                                   146,661
    2,700   Spartan Stores, Inc.                                                             38,583
    4,300   United Natural Foods, Inc.(a)                                                   114,982
      100   Village Super Market, Inc., Class A                                               2,732
    1,100   Vitamin Shoppe, Inc.(a)                                                          24,464
    1,200   Weis Markets, Inc.                                                               43,632
    5,700   Winn-Dixie Stores, Inc.(a)                                                       57,228
                                                                                       ------------
                                                                                          1,404,988
                                                                                       ------------
FOOD PRODUCERS - 2.0%
      400   Alico, Inc.                                                                      11,384
    3,000   American Italian Pasta Co., Class A(a)                                          104,370
    2,600   The Andersons, Inc.                                                              67,132
    5,500   B&G Foods, Inc., Class A                                                         50,490
      500   Bridgford Foods Corp.                                                             5,600
   15,400   Bunge Ltd.(b)                                                                   982,982
      200   Cagle's, Inc., Class A(a)                                                           720
    1,500   Cal-Maine Foods, Inc.                                                            51,120
    1,300   Calavo Growers, Inc.                                                             22,100
    4,902   Chiquita Brands International, Inc.(a)                                           88,432
    7,900   Corn Products International, Inc.                                               230,917
    8,900   Darling International, Inc.(a)                                                   74,582
   25,300   Del Monte Foods Co.                                                             286,902
    2,600   Diamond Foods, Inc.                                                              92,404
    4,300   Dole Food Co., Inc.(a),(b)                                                       53,363
      700   Farmer Bros. Co.                                                                 13,818
    9,018   Flowers Foods, Inc.                                                             214,268
    4,700   Fresh Del Monte Produce, Inc.(a)                                                103,870
      600   Golden Enterprises, Inc.                                                          2,154
    5,100   Green Mountain Coffee Roasters, Inc.(a),(b)                                     415,497
      600   Griffin Land & Nurseries, Inc.                                                   17,478
    1,200   HQ Sustainable Maritime Industries, Inc.(a)                                       8,448
    5,939   Hain Celestial Group, Inc.(a)                                                   101,022
      800   Harbinger Group, Inc.(a)                                                          5,616
    7,400   Herbalife Ltd.                                                                  300,218
    2,612   Imperial Sugar Co., New Shares                                                   45,553
    1,900   J&J Snack Foods Corp.                                                            75,924
      700   John B. Sanfilippo & Son, Inc.(a)                                                10,892
    2,400   Lancaster Colony Corp.                                                          119,280
    3,500   Lance, Inc.                                                                      92,050
    1,500   Lifeway Foods, Inc.(a)                                                           17,820
    2,900   MGP Ingredients, Inc.(a)                                                         22,185
    3,100   Mannatech, Inc.                                                                   9,672
    5,300   Martek Biosciences Corp.(a)                                                     100,382
    2,100   Medifast, Inc.(a)                                                                64,218
    6,000   NBTY, Inc.(a)                                                                   261,240
      900   Natures Sunshine Products, Inc.                                                   7,686
    6,400   Nu Skin Enterprises, Inc., Class A                                              171,968
    1,400   Nutraceutical International Corp.(a)                                             17,318


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48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    4,300   Nutri/System, Inc.(b)                                                      $    134,031
    1,400   Omega Protein Corp.(a)                                                            6,104
    6,832   Ralcorp Holdings, Inc.(a)                                                       407,939
    1,600   Reliv International, Inc.                                                         5,248
    1,495   Rocky Mountain Chocolate Factory, Inc.                                           12,110
    2,750   Sanderson Farms, Inc.                                                           115,940
    4,000   Schiff Nutrition International, Inc.                                             31,280
       40   Seaboard Corp.                                                                   53,960
      200   Seneca Foods Corp.(a)                                                             4,774
    6,900   Smart Balance, Inc.(a)                                                           41,400
   18,858   Smithfield Foods, Inc.(a)                                                       286,453
      400   Tasty Baking Co.                                                                  2,692
    2,215   Tootsie Roll Industries, Inc.                                                    60,647
    3,512   TreeHouse Foods, Inc.(a)                                                        136,476
    1,100   USANA Health Sciences, Inc.(a)                                                   35,090
                                                                                       ------------
                                                                                          5,655,219
                                                                                       ------------
FORESTRY & PAPER - 0.2%
    2,500   Boise, Inc.(a)                                                                   13,275
    1,500   Brookfield Infrastructure Partners LP                                            25,155
    4,300   Buckeye Technologies, Inc.(a)                                                    41,968
    1,274   Clearwater Paper Corp.(a)                                                        70,032
    1,400   Deltic Timber Corp.                                                              64,652
    4,808   Domtar Corp.(a)                                                                 266,411
    4,600   Kapstone Paper and Packaging Corp.(a)                                            45,310
        4   MAXXAM, Inc.(a)                                                                   9,810
    2,900   Neenah Paper, Inc.                                                               40,455
    4,900   P.H. Glatfelter Co.                                                              59,535
    2,900   Verso Paper Corp.                                                                 7,569
    5,400   Wausau Paper Corp.                                                               62,640
                                                                                       ------------
                                                                                            706,812
                                                                                       ------------
GAS, WATER & MULTIUTILITIES - 1.5%
    8,200   AGL Resources, Inc.(c)                                                          299,054
    1,950   American States Water Co.                                                        69,050
   12,210   American Water Works Co., Inc.                                                  273,626
   17,317   Aqua America, Inc.(b)                                                           303,221
      225   Artesian Resources Corp., Class A                                                 4,120
   10,700   Atmos Energy Corp.                                                              314,580
    6,000   Avista Corp.                                                                    129,540
    2,000   Cadiz, Inc.(a)                                                                   23,940
    2,300   California Water Service Group                                                   84,686
    1,280   Chesapeake Utilities Corp.                                                       41,024
    1,000   Connecticut Water Service, Inc.                                                  24,770
      100   Delta Natural Gas Co., Inc.                                                       2,861
      300   Energy, Inc.                                                                      3,090
    3,100   The Laclede Group, Inc.                                                         104,687
    1,366   Middlesex Water Co.                                                              24,083
    8,050   National Fuel Gas Co.                                                           402,500
    5,560   New Jersey Resources Corp.                                                      207,944
    2,900   Northwest Natural Gas Co.                                                       130,616
   10,790   Oneok, Inc.                                                                     480,910
   11,000   PNM Resources, Inc.                                                             139,150
    1,777   Pennichuck Corp.                                                                 37,548
    8,900   Piedmont Natural Gas Co.                                                        238,075
      100   RGC Resources, Inc.                                                               2,955
    1,400   SJW Corp.                                                                        31,598
    4,100   South Jersey Industries, Inc.                                                   156,538
    4,800   Southwest Gas Corp.                                                             136,944
    5,671   Southwest Water Co.                                                              33,402
   11,460   UGI Corp.                                                                       277,217
    8,600   Vectren Corp.                                                                   212,248
    5,700   WGL Holdings, Inc.                                                              191,178
                                                                                       ------------
                                                                                          4,381,155
                                                                                       ------------
GENERAL INDUSTRIALS - 1.2%
    1,000   AEP Industries, Inc.(a)                                                          38,280
    6,700   Actuant Corp., Class A                                                          124,151
    3,400   American International Industries, Inc.(a)                                        4,386
    6,600   AptarGroup, Inc.                                                                235,884


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                                                   SCHEDULE OF INVESTMENTS |  49

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      600   Bway Holding Co.(a)                                                        $     11,532
    7,000   Carlisle Cos., Inc.                                                             239,820
    1,900   Colfax Corp.(a)                                                                  22,876
   18,700   Crown Holdings, Inc.(a)                                                         478,346
    8,800   Graphic Packaging Holding Co.(a)                                                 30,536
    3,600   Greif, Inc.                                                                     194,328
    8,900   Harsco Corp.                                                                    286,847
    3,800   Landec Corp.(a)                                                                  23,712
    1,300   Multi-Color Corp.                                                                15,873
    2,120   Myers Industries, Inc.                                                           19,292
    3,500   Otter Tail Corp.                                                                 86,800
   10,900   Packaging Corp. of America                                                      250,809
    1,900   Raven Industries, Inc.                                                           60,363
    4,900   Rock-Tenn Co., Class A                                                          247,009
    2,900   Silgan Holdings, Inc.                                                           167,852
   10,700   Sonoco Products Co.                                                             312,975
    4,200   Teleflex, Inc.                                                                  226,338
   13,400   Temple-Inland, Inc.                                                             282,874
    3,600   Trimas Corp.(a)                                                                  24,372
                                                                                       ------------
                                                                                          3,385,255
                                                                                       ------------
GENERAL RETAILERS - 5.0%
    4,470   1-800-FLOWERS.COM, Inc., Class A(a)                                              11,846
    3,866   99 Cents Only Stores(a)                                                          50,529
    3,100   A.C. Moore Arts & Crafts, Inc.(a)                                                 9,114
    5,275   Aaron's, Inc.(c)                                                                146,276
   11,100   Advance Auto Parts, Inc.(c)                                                     449,328
    8,425   Aeropostale, Inc.(a)                                                            286,871
      800   Amerco, Inc.(a)                                                                  39,776
    1,650   America's Car Mart, Inc.(a)                                                      43,445
   19,165   American Eagle Outfitters, Inc.                                                 325,422
    3,000   American Public Education, Inc.(a)                                              103,080
      900   Ancestry.com, Inc.(a)                                                            12,609
    7,775   AnnTaylor Stores Corp.(a)                                                       106,051
    4,600   Asbury Automotive Group, Inc.(a)                                                 53,038
    8,000   Autobytel, Inc.(a)                                                                8,000
    7,100   BJ's Wholesale Club, Inc.(a)                                                    232,241
    5,600   Barnes & Noble, Inc.(b)                                                         106,792
    6,900   Beacon Roofing Supply, Inc.(a)                                                  110,400
    3,150   bebe Stores, Inc.                                                                19,751
      700   Bidz.com, Inc.(a)                                                                 1,400
    3,100   Big 5 Sporting Goods Corp.                                                       53,258
   42,600   Blockbuster, Inc., Class A(a),(b)                                                28,542
    1,600   Blue Nile, Inc.(a)                                                              101,328
    3,000   The Bon-Ton Stores, Inc.                                                         29,430
    1,200   Books-A-Million, Inc.                                                             8,064
    6,200   Borders Group, Inc.(a)                                                            7,316
    1,200   Bridgepoint Education, Inc.(a)                                                   18,024
    4,700   Brown Shoe Co., Inc.                                                             46,389
    3,725   The Buckle, Inc.(b)                                                             109,068
    1,500   Build-A-Bear Workshop, Inc.(a)                                                    7,335
    1,200   CPI Corp.                                                                        14,736
    6,400   Cabela's, Inc., Class A(a),(b)                                                   91,264
    2,300   Cache, Inc.(a)                                                                   10,511
    2,800   Cambium Learning Group, Inc.(a)                                                  10,976
    1,900   Capella Education Co.(a)                                                        143,070
   21,800   CarMax, Inc.(a)                                                                 528,650
    8,068   Career Education Corp.(a)                                                       188,065
    3,100   Casual Male Retail Group, Inc.(a)                                                 7,223
    4,150   The Cato Corp., Class A                                                          83,249
   13,855   Charming Shoppes, Inc.(a)                                                        89,642
    2,500   Chemed Corp.                                                                    119,925
   18,900   Chico's FAS, Inc.(a)                                                            265,545
    3,005   The Children's Place Retail Stores, Inc.(a)                                      99,195
    2,238   Christopher & Banks Corp.                                                        17,053


================================================================================

50 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,600   Citi Trends, Inc.(a)                                                       $     44,192
    5,700   Clean Energy Fuels Corp.(a)                                                      87,837
    7,470   Coldwater Creek, Inc.(a)                                                         33,316
    6,400   Collective Brands, Inc.(a)                                                      145,728
    1,870   Collectors Universe, Inc.                                                        17,485
      800   Conn's, Inc.(a)                                                                   4,672
    7,950   Copart, Inc.(a)                                                                 291,208
   10,735   Corinthian Colleges, Inc.(a),(b)                                                147,821
    4,700   Cost Plus, Inc.(a)                                                                4,794
    2,500   DSW, Inc., Class A(a)                                                            64,700
    5,199   dELiA*s, Inc.(a)                                                                  9,722
    1,200   Destination Maternity Corp.(a)                                                   22,800
    9,500   Dick's Sporting Goods, Inc.(a)                                                  236,265
    7,700   Dillard's, Inc., Class A(b)                                                     142,065
    4,100   Dollar General Corp.(a)                                                          91,963
   10,905   Dollar Tree, Inc.(a)                                                            526,712
    7,621   Dress Barn, Inc.(a)                                                             176,045
      600   Ediets.Com, Inc.(a),(b)                                                             780
    2,800   Education Management Corp.(a)                                                    61,628
    4,947   The Finish Line, Inc., Class A                                                   62,085
   16,500   Foot Locker, Inc.                                                               183,810
    4,150   Fred's, Inc.                                                                     42,330
    6,300   GSI Commerce, Inc.(a)                                                           159,957
    2,460   Gaiam, Inc.(a)                                                                   18,917
    3,600   Geeknet, Inc.(a)                                                                  4,284
    2,300   Genesco, Inc.(a)                                                                 63,158
    1,300   Grand Canyon Education, Inc.(a)                                                  24,713
    3,600   Group 1 Automotive, Inc.                                                        102,060
    6,300   Guess?, Inc.                                                                    266,490
    4,200   Gymboree Corp.(a)                                                               182,658
    3,960   HSN, Inc.(a)                                                                     79,952
    2,100   Haverty Furniture Cos., Inc.                                                     28,833
    4,618   Hibbett Sports, Inc.(a)                                                         101,550
    6,945   Hillenbrand, Inc.                                                               130,844
    8,450   Hot Topic, Inc.(a)                                                               53,742
    4,610   ITT Educational Services, Inc.(a)                                               442,376
    1,300   Internet Brands, Inc., Class A(a)                                                10,179
    5,700   J. Crew Group, Inc.(a)                                                          255,018
    6,100   Jackson Hewitt Tax Service, Inc.                                                 26,840
    3,765   Jo-Ann Stores, Inc.(a)                                                          136,444
    2,656   Jos. A. Bank Clothiers, Inc.(a)                                                 112,057
    2,300   K12, Inc.(a)                                                                     46,621
    1,200   KAR Auction Services, Inc.(a)                                                    16,548
    2,400   Kirkland's, Inc.(a)                                                              41,688
      300   Lazare Kaplan International, Inc.(a)                                                750
    1,800   Learning Tree International, Inc.(a)                                             21,492
    2,900   Liquidity Services, Inc.(a)                                                      29,203
    3,900   Lithia Motors, Inc., Class A                                                     32,058
    2,200   Lumber Liquidators, Inc.(a)                                                      58,960
      500   Mac-Gray Corp.(a)                                                                 5,150
    4,200   MarineMax, Inc.(a)                                                               38,598
    3,200   Matthews International Corp., Class A                                           113,376
    4,700   Men's Wearhouse, Inc.                                                            98,982
    2,200   Midas, Inc.(a)                                                                   18,590
    3,125   Monro Muffler, Inc.                                                             104,500
    5,600   Navarre Corp.(a)                                                                 11,872
    6,020   NetFlix, Inc.(a),(b)                                                            331,943
    2,600   New York & Co.(a)                                                                11,154
      100   Nobel Learning Communities, Inc.(a)                                                 759
   10,000   OfficeMax, Inc.(a)                                                              126,900
    1,500   OpenTable, Inc.(a)                                                               38,190
    1,300   Overstock.com, Inc.(a)                                                           17,628
    2,100   PC Mall, Inc.(a)                                                                 10,962
    7,225   Pacific Sunwear of California, Inc.(a)                                           28,756
    4,200   Penske Auto Group, Inc.                                                          63,756
    5,000   The Pep Boys - Manny, Moe & Jack                                                 42,300


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    4,900   Pet DRx Corp.(a)                                                           $      1,175
   15,500   PetSmart, Inc.                                                                  413,695
    8,800   Pier 1 Imports, Inc.(a)                                                          44,792
    1,430   Pre-Paid Legal Services, Inc.(a)                                                 58,744
    1,950   PriceSmart, Inc.                                                                 39,858
    1,600   The Princeton Review, Inc.(a)                                                     6,496
    2,600   The Providence Service Corp.(a)                                                  41,080
    9,800   RealNetworks, Inc.(a)                                                            36,358
    5,100   Regis Corp.                                                                      79,407
    7,000   Rent-A-Center, Inc.(a)                                                          124,040
    2,200   Retail Ventures, Inc.(a)                                                         19,558
    5,050   Rollins, Inc.                                                                    97,364
      800   Rue21, Inc.(a)                                                                   22,472
    3,850   Rush Enterprises, Inc., Class A(a)                                               45,777
   17,700   Saks, Inc.(a)                                                                   116,112
    8,470   Sally Beauty Co., Inc.(a)                                                        64,796
   25,900   Service Corp. International                                                     212,121
    2,800   Sharper Image Corp.(a)                                                              126
    1,800   Shoe Carnival, Inc.(a)                                                           36,846
    3,400   Shutterfly, Inc.(a)                                                              60,554
    8,800   Signet Jewelers Ltd.(a)                                                         235,136
    3,900   Sonic Automotive, Inc.                                                           40,521
    7,400   Sotheby's Holdings, Inc., Class A                                               166,352
    3,300   Stage Stores, Inc.                                                               40,788
    2,650   Stamps.com, Inc.(a)                                                              23,850
    2,500   Standard Parking Corp.(a)                                                        39,700
    4,100   Stein Mart, Inc.(a)                                                              43,706
   10,200   Stewart Enterprises, Inc., Class A                                               52,530
    1,800   Strayer Education, Inc.(b)                                                      382,482
    1,700   Susser Holdings Corp.(a)                                                         14,603
    4,600   The Talbots, Inc.(b)                                                             40,986
    3,860   Ticketmaster Entertainment(a)                                                    47,169
    3,500   Titan Machinery, Inc.(a)                                                         40,390
    4,700   Tractor Supply Co.(a)                                                           248,912
    2,400   Trans World Entertainment Corp.(a)                                                3,624
    3,100   Tuesday Morning Corp.(a)                                                          7,998
    3,857   Ulta Salon Cosmetics & Fragrance, Inc.(a)                                        70,043
   15,300   Urban Outfitters, Inc.(a)                                                       535,347
    9,040   VCA Antech, Inc.(a)                                                             225,277
    2,800   ValueVision Media, Inc., Class A(a)                                              13,440
    3,750   Weight Watchers International, Inc.                                             109,350
    1,600   West Marine, Inc.(a)                                                             12,896
    9,275   The Wet Seal, Inc., Class A(a)                                                   31,999
   12,100   Williams-Sonoma, Inc.                                                           251,438
      600   Winmark Corp.(a)                                                                 13,230
    4,200   Zale Corp.(a)                                                                    11,424
    2,600   Zumiez, Inc.(a)                                                                  33,072
                                                                                       ------------
                                                                                         14,360,227
                                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
    1,600   AGA Medical Holdings, Inc.(a)                                                    23,632
    7,200   AMERIGROUP Corp.(a)                                                             194,112
    5,400   ATS Medical, Inc.(a)                                                             17,442
    2,800   Abaxis, Inc.(a)                                                                  71,540
    3,700   Abiomed, Inc.(a)                                                                 32,338
    4,800   Accuray, Inc.(a)                                                                 26,928
      600   Addus HomeCare Corp.(a)                                                           5,520
    1,476   AdvanSource Biomaterials Corp.(a)                                                   413
    1,600   Air Methods Corp.(a)                                                             53,792
    6,900   Align Technology, Inc.(a)                                                       122,958
    3,300   Alliance Healthcare
             Services, Inc.(a)                                                               18,843
    3,100   Allied Healthcare International, Inc.(a)                                          9,021
    1,500   Almost Family, Inc.(a)                                                           59,295
    1,200   Alphatec Holdings, Inc.(a)                                                        6,408
    3,767   Amedisys, Inc.(a),(b)                                                           182,925
    1,200   America Service Group, Inc.                                                      19,044
    7,900   American Medical Systems Holdings, Inc.(a)                                      152,391


================================================================================

52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    3,500   Amsurg Corp.(a)                                                            $     77,070
    1,500   Analogic Corp.                                                                   57,765
    2,590   AngioDynamics, Inc.(a)                                                           41,647
    1,400   Anika Therapeutics, Inc.(a)                                                      10,682
    3,100   Animal Health International, Inc.(a)                                              7,440
    1,760   Assisted Living Concepts, Inc.(a)                                                46,411
      200   Atrion Corp.                                                                     31,144
    8,000   Beckman Coulter, Inc.                                                           523,520
    2,000   Bio-Rad Laboratories, Inc., Class A(a)                                          192,920
    2,100   Bio-Reference Labs, Inc.(a)                                                      82,299
    1,000   BioForm Medical, Inc.(a)                                                          3,400
    2,400   Biolase Technology, Inc.(a)                                                       4,560
    6,596   Bioscript, Inc.(a)                                                               55,142
      900   BioSphere Medical, Inc.(a)                                                        2,466
    1,600   Bovie Medical Corp.(a)                                                           12,496
    5,900   Brookdale Senior Living, Inc.(a)                                                107,321
    5,100   Bruker BioSciences Corp.(a)                                                      61,506
    3,150   CONMED Corp.(a)                                                                  71,820
    7,200   Candela Corp.(a)                                                                 21,816
    2,600   Cantel Medical Corp.                                                             52,468
    3,210   Cardiac Science Corp.(a)                                                          7,158
    2,700   Cardica, Inc.(a)                                                                  3,132
    5,400   CardioNet, Inc.(a)                                                               32,076
    3,800   Catalyst Health Solutions, Inc.(a)                                              138,586
    6,500   Centene Corp.(a)                                                                137,605
    6,500   Cepheid, Inc.(a)                                                                 81,120
    1,450   Chindex International, Inc.(a)                                                   20,489
    6,800   Clarient, Inc.(a)                                                                18,020
      887   Clinical Data, Inc.(a)                                                           16,197
   11,600   Community Health Systems, Inc.(a)                                               412,960
    2,900   Conceptus, Inc.(a)                                                               54,404
    8,800   Contiucare Corp.(a)                                                              38,456
    5,943   The Cooper Cos., Inc.                                                           226,547
    1,200   Corvel Corp.(a)                                                                  40,248
    7,700   Covance, Inc.(a)                                                                420,189
    1,900   Cryo-Cell International, Inc.(a)                                                  3,382
    5,100   CryoLife, Inc.(a)                                                                32,742
      900   Cutera, Inc.(a)                                                                   7,659
    4,000   Cyberonics, Inc.(a)                                                              81,760
    2,200   Cynosure, Inc., Class A(a)                                                       25,278
      700   Daxor Corp.                                                                       8,435
    7,100   Delcath Systems Inc.(a)                                                          36,494
    4,800   DexCom, Inc.(a)                                                                  38,784
    1,300   Dialysis Corp. of America(a)                                                      9,334
        4   Dynacq Healthcare, Inc.(a)                                                           14
    6,800   Edwards Lifesciences Corp.(a)                                                   590,580
    4,200   Electro-Optical Sciences, Inc.(a),(b)                                            43,512
    2,900   Emergency Medical Services Corp.(a)                                             157,035
    2,200   Emeritus Corp.(a)                                                                41,250
    6,200   Endologix, Inc.(a)                                                               32,736
      500   The Ensign Group, Inc.                                                            7,685
    4,775   eResearch Technology, Inc.(a)                                                    28,698
      725   Escalon Medical Corp.(a)                                                          1,138
    7,183   ev3, Inc.(a)                                                                     95,821
    1,000   Exactech, Inc.(a)                                                                17,310
      308   Five Star Quality Care, Inc.(a)                                                   1,069
      692   Fonar Corp.(a)                                                                    1,086
    2,600   Genoptix, Inc.(a)                                                                92,378
    3,200   Gentiva Health Services, Inc.(a)                                                 86,432
      100   Gliatech, Inc.(a)                                                                     -
    3,700   HMS Holdings Corp.(a)                                                           180,153
    3,500   Haemonetics Corp.(a)                                                            193,025
    3,400   Hanger Orthopedic Group, Inc.(a)                                                 47,022
    8,900   Hansen Medical, Inc.(a)                                                          26,967
    5,100   Health Grades, Inc.(a)                                                           21,879
   25,980   Health Management Associates, Inc., Class A(a)                                  188,875


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                                                   SCHEDULE OF INVESTMENTS |  53

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

   13,080   Health Net, Inc.(a)                                                        $    304,633
    3,877   Healthcare Services Group, Inc.                                                  83,200
   10,100   HealthSouth Corp.(a)                                                            189,577
    4,900   HealthSpring, Inc.(a)                                                            86,289
    1,900   HealthTronics, Inc.(a)                                                            5,016
    3,700   Healthways, Inc.(a)                                                              67,858
   10,700   Henry Schein, Inc.(a)                                                           562,820
    6,645   Hill-Rom Holdings, Inc.                                                         159,413
   30,436   Hologic, Inc.(a)                                                                441,322
    4,600   Hooper Holmes, Inc.(a)                                                            4,830
    2,900   Hydron Technologies, Inc.(a)                                                         58
   10,400   Hythiam, Inc.(a)                                                                  4,566
    2,300   ICU Medical, Inc.(a)                                                             83,812
    2,300   IPC The Hospitalist Co., Inc.(a)                                                 76,475
    2,500   IRIS International, Inc.(a)                                                      30,900
    6,400   Idexx Laboratories, Inc.(a),(b)                                                 342,016
    7,337   Immucor, Inc.(a)                                                                148,501
    5,000   Insulet Corp.(a)                                                                 71,400
    2,300   Integra LifeSciences Holdings Corp.(a)                                           84,594
    3,500   Invacare Corp.                                                                   87,290
    9,675   Inverness Medical Innovations, Inc.(a)                                          401,609
    2,900   Kendle International, Inc.(a)                                                    53,099
    1,400   Kensey Nash Corp.(a)                                                             35,700
    3,390   Kindred Healthcare, Inc.(a)                                                      62,579
    7,715   Kinetic Concepts, Inc.(a)                                                       290,470
    3,850   LCA-Vision, Inc.(a)                                                              19,712
    2,300   LHC Group, Inc.(a)                                                               77,303
      800   Lectec Corp.                                                                      3,216
    6,845   LifePoint Hospitals, Inc.(a)                                                    222,531
    8,600   Lincare Holdings, Inc.(a)                                                       319,232
      900   MAKO Surgical Corp.(a)                                                            9,990
    1,600   MEDTOX Scientific, Inc.(a)                                                       12,400
    4,179   Magellan Health Services, Inc.(a)                                               170,211
    5,100   Masimo Corp.(a)                                                                 155,142
    1,800   MedCath Corp.(a)                                                                 14,238
    1,800   Medical Action Industries, Inc.(a)                                               28,908
    5,200   Mednax, Inc.(a)                                                                 312,572
    4,425   Meridian Bioscience, Inc.                                                        95,359
    3,068   Merit Medical Systems, Inc.(a)                                                   59,182
      300   Metropolitan Health Networks, Inc.(a)                                               597
    2,100   Micrus Endovascular Corp.(a)                                                     31,521
    1,800   Molina Healthcare, Inc.(a)                                                       41,166
    1,900   NMT Medical, Inc.(a)                                                              4,693
      200   Nanosphere, Inc.(a)                                                               1,288
      150   National Dentex Corp.(a)                                                          1,515
      600   National Healthcare Corp.                                                        21,666
    3,100   Natus Medical, Inc.(a)                                                           45,849
    2,418   Neogen Corp.(a)                                                                  57,089
    1,700   Neurometrix, Inc.(a)                                                              4,199
    2,700   Nighthawk Radiology Holdings, Inc.(a)                                            12,231
    5,200   NuVasive, Inc.(a)                                                               166,296
    4,900   NxStage Medical, Inc.(a)                                                         40,915
    3,500   OTIX Global, Inc.(a)                                                              2,905
    3,850   Odyssey HealthCare, Inc.(a)                                                      59,983
    3,800   Omnicell, Inc.(a)                                                                44,422
    4,775   OraSure Technologies, Inc.(a)                                                    24,257
    2,300   Orthofix International NV(a)                                                     71,231
    8,420   Orthovita, Inc.(a)                                                               29,554
    3,300   Osteotech, Inc.(a)                                                               10,560
    5,400   Owens & Minor, Inc.                                                             231,822
      300   PC Group, Inc.(a)                                                                    96
    8,400   PSS World Medical, Inc.(a)                                                      189,588
    2,000   Palomar Medical Technologies, Inc.(a)                                            20,160
    8,000   Parexel International Corp.(a)                                                  112,800
    3,423   PharMerica Corp.(a)                                                              54,357
   13,500   Pharmaceutical Product Development, Inc.                                        316,440


================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      125   Psychemedics Corp.                                                         $        919
    7,032   Psychiatric Solutions, Inc.(a)                                                  148,656
    4,800   Quidel Corp.(a)                                                                  66,144
    3,200   RTI Biologics, Inc.(a)                                                           12,288
    6,500   RadNet, Inc.(a)                                                                  13,260
    3,500   RehabCare Group, Inc.(a)                                                        106,505
    1,900   Res-Care, Inc.(a)                                                                21,280
    8,300   ResMed, Inc.(a)                                                                 433,841
    1,300   Retractable Technologies, Inc.(a)                                                 2,132
    1,700   Rochester Medical Corp.(a)                                                       18,921
    3,200   Rockwell Medical Technologies, Inc.(a)                                           24,608
    4,100   Rural/Metro Corp.(a)                                                             24,600
    1,000   SRI/Surgical Express, Inc.(a)                                                     2,050
    1,600   Select Medical Holdings Corp.(a)                                                 16,992
    1,800   Sirona Dental Systems, Inc.(a)                                                   57,132
    2,700   Skilled Healthcare Group, Inc., Class A(a)                                       20,115
    2,500   Somanetics Corp.(a)                                                              43,875
    2,200   SonoSite, Inc.(a)                                                                51,986
    1,900   Sparta Surgical Corp.(a)                                                              -
    3,800   Spectranetic Corp.(a)                                                            26,448
    2,400   Staar Surgical Co.(a)                                                             7,464
    2,600   Stereotaxis, Inc.(a)                                                             10,218
    6,200   Steris Corp.                                                                    173,414
    4,800   Sun Healthcare Group, Inc.(a)                                                    44,016
    7,900   Sunrise Senior Living, Inc.(a)                                                   25,438
    1,800   SurModics, Inc.(a)                                                               40,788
    3,600   Symmetry Medical, Inc.(a)                                                        29,016
      400   Synergetics USA, Inc.(a)                                                            532
    3,100   Synovis Life Technologies, Inc.(a)                                               40,021
    8,500   SyntheMed, Inc.(a)                                                                1,700
    1,700   Team Health Holdings, Inc.(a)                                                    23,834
    1,900   Theragenics Corp.(a)                                                              2,546
    8,000   ThermoGenesis Corp.(a)                                                            4,568
    7,300   Thoratec Corp.(a)                                                               196,516
    5,200   Tomotherapy, Inc.(a)                                                             20,280
    1,100   Trans1, Inc.(a)                                                                   4,345
    1,400   Triple-S Management Corp.(a)                                                     24,640
    1,600   US Physical Therapy, Inc.(a)                                                     27,088
      400   Uluru, Inc.(a)                                                                       84
    4,400   Universal American Financial Corp.(a)                                            51,480
    5,900   Universal Health Services, Inc., Class B                                        179,950
    1,700   Urologix, Inc.(a)                                                                 3,145
      800   Utah Medical Products, Inc.                                                      23,456
    3,050   Varian, Inc.(a)                                                                 157,197
    1,500   Vascular Solutions, Inc.(a)                                                      12,585
    1,600   Virtual Radiologic Corp.(a)                                                      20,416
    4,500   Volcano Corp.(a)                                                                 78,210
    3,310   Zoll Medical Corp.(a)                                                            88,443
    4,400   WellCare Health Plans, Inc.(a)                                                  161,744
    3,600   West Pharmaceutical Services, Inc.                                              141,120
    5,500   Wright Medical Group, Inc.(a)                                                   104,225
                                                                                       ------------
                                                                                         15,771,669
                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 0.0%
    3,500   Health Fitness Corp.(a)                                                          26,775
                                                                                       ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.8%
    4,500   ACCO Brands Corp.(a)                                                             32,760
      800   Bassett Furniture Industries, Inc.(a)                                             2,816
    7,964   Beazer Homes USA, Inc.(a)                                                        38,546
    2,800   Blount International, Inc.(a)                                                    28,280


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      675   Blyth, Inc.                                                                $     22,761
    4,700   Briggs & Stratton Corp.                                                          87,937
    1,876   Brookfield Homes Corp.(a),(b)                                                    15,008
      710   Cavco Industries, Inc.(a)                                                        25,503
    5,900   Central Garden & Pet Co., Class A(a)                                             58,646
    7,900   Church & Dwight Co., Inc.                                                       477,555
    1,600   Compx International, Inc.                                                        12,112
    3,800   Comstock Homebuilding Cos., Inc., Class A(a)                                      3,078
      900   Dixie Group, Inc.(a)                                                              2,439
    8,000   Energizer Holdings, Inc.(a)                                                     490,240
    4,800   Ethan Allen Interiors, Inc.                                                      64,416
      200   Flexsteel Industries, Inc.                                                        2,046
    1,100   Forward Industries, Inc.(a)                                                       2,266
    4,400   Furniture Brands International, Inc.(a)                                          24,024
    3,300   HNI Corp.                                                                        91,179
    5,590   Herman Miller, Inc.                                                              89,328
    1,800   hhgregg, Inc.(a)                                                                 39,654
    1,700   Hooker Furniture Corp.                                                           21,029
    9,700   Hovnanian Enterprises, Inc., Class A(a),(b)                                      37,248
    4,700   Interface, Inc., Class A                                                         39,057
    2,100   iRobot Corp.(a)                                                                  36,960
   10,075   Jarden Corp.                                                                    311,418
   10,900   KB Home                                                                         149,112
    1,300   Kid Brands, Inc.(a)                                                               5,694
    5,200   Knoll, Inc.                                                                      53,716
      700   L.S. Starrett Co., Class A                                                        6,167
    5,700   La-Z-Boy, Inc.                                                                   54,321
    1,082   Libbey, Inc.                                                                      8,277
    2,500   Lifetime Brands, Inc.                                                            17,875
    2,000   M/I Homes, Inc.(a)                                                               20,780
    5,016   MDC Holdings, Inc.                                                              155,697
    4,700   Meritage Homes Corp.(a)                                                          90,851
    2,011   Middleby Corp.(a)                                                                98,579
    5,964   Mohawk Industries, Inc.(a)                                                      283,886
      696   NVR, Inc.(a)                                                                    494,654
      500   National Presto Industries, Inc.                                                 54,615
      700   Oil-Dri Corp. of America                                                         10,850
      900   Orleans Homebuilders, Inc.(a)                                                     1,467
    2,300   Palm Harbor Homes, Inc.(a)                                                        4,761
    6,000   Ryland Group, Inc.                                                              118,200
    5,500   The Scotts Miracle-Gro Co.                                                      216,205
    6,100   Sealy Corp.(a),(b)                                                               19,276
    5,750   Select Comfort Corp.(a)                                                          37,490
    1,000   Skyline Corp.                                                                    18,400
   15,000   Standard-Pacific Corp.(a)                                                        56,100
    2,400   Stanley Furniture Co., Inc.                                                      24,360
    6,400   Steelcase, Inc., Class A                                                         40,704
    9,400   Tempur-Pedic International, Inc.(a)                                             222,122
   16,500   Toll Brothers, Inc.(a)                                                          310,365
    7,655   Tupperware Corp.                                                                356,493
      642   Virco Manufacturing Corp.                                                         2,343
    1,900   WD-40 Co.                                                                        61,484
                                                                                       ------------
                                                                                          5,051,150
                                                                                       ------------
INDUSTRIAL ENGINEERING - 2.8%
    9,923   AGCO Corp.(a)                                                                   320,910
    1,400   Alamo Group, Inc.                                                                24,010
    2,800   Albany International Corp., Class A                                              62,888
    4,300   Altra Holdings, Inc.(a)                                                          53,105
    1,800   American Railcar Industries, Inc.                                                19,836
    1,900   Astec Industries, Inc.(a)                                                        51,186
    2,100   Broadwind Energy, Inc.(a)                                                        16,989
    2,800   Brush Engineered Materials, Inc.(a)                                              51,912
    9,100   Bucyrus International, Inc.                                                     512,967
    1,900   CIRCOR International, Inc.                                                       47,842
    1,200   Cascade Corp.                                                                    32,988


================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,900   Ceco Environmental Corp.(a)                                                $      7,505
      100   Chicago Rivet & Machine Co.                                                       1,425
    5,600   Clarcor, Inc.                                                                   181,664
    2,100   Columbus McKinnon Corp.(a)                                                       28,686
      700   Commercial Vehicle Group, Inc.(a)                                                 4,193
    5,400   Crane Co.                                                                       165,348
    7,700   Donaldson Co., Inc.                                                             327,558
    1,400   Dynamic Materials Corp.                                                          28,070
      300   The Eastern Co.                                                                   4,029
    7,000   Energy Recovery, Inc.(a)                                                         48,160
    2,200   EnPro Industries, Inc.(a)                                                        58,102
    3,600   Federal Signal Corp.                                                             21,672
    3,800   Flanders Corp.(a)                                                                16,948
    4,500   Flow International Corp.(a)                                                      13,860
    2,200   Franklin Electric Co., Inc.                                                      63,976
    1,500   Freightcar America, Inc.                                                         29,745
    4,500   GATX Corp.                                                                      129,375
    6,800   Gardner Denver, Inc.                                                            289,340
    1,870   The Gorman-Rupp Co.                                                              51,687
    6,387   Graco, Inc.                                                                     182,476
    2,100   Graham Corp.                                                                     43,470
    2,800   Greenbrier Cos., Inc.                                                            29,064
    2,900   H&E Equipment Services, Inc.(a)                                                  30,421
    1,900   Hardinge, Inc.                                                                   10,450
    1,300   Hurco Companies, Inc.(a)                                                         19,240
    8,625   IDEX Corp.                                                                      268,669
    3,105   John Bean Technologies Corp.                                                     52,816
   11,500   Joy Global, Inc.                                                                593,285
      300   K-Tron International, Inc.(a)                                                    32,622
      780   Kadant, Inc.(a)                                                                  12,449
    3,800   Kaydon Corp.                                                                    135,888
   10,300   Kennametal, Inc.                                                                266,976
    1,100   Key Technology Inc.(a)                                                           12,826
    2,800   Kimball International, Inc., Class B                                             23,856
    4,295   Lincoln Electric Holdings, Inc.                                                 229,611
    2,000   Lindsay Manufacturing Co.(b)                                                     79,700
    1,800   Lydall, Inc.(a)                                                                   9,378
    1,400   MFRI, Inc.(a)                                                                     9,520
   16,600   Manitowoc Co.                                                                   165,502
    1,700   Met-Pro Corp.                                                                    18,054
    3,300   Mine Safety Appliances Co.                                                       87,549
    3,400   Mueller Industries, Inc.                                                         84,456
      600   NACCO Industries, Inc., Class A                                                  29,880
    2,700   NN, Inc.(a)                                                                      10,692
    6,600   Navistar International Corp.(a)                                                 255,090
    3,200   Nordson Corp.                                                                   195,776
    9,700   Oshkosh Corp.                                                                   359,191
      600   PMFG, Inc.(a)                                                                     9,726
   10,650   Pentair, Inc.                                                                   343,995
    3,200   Robbins & Myers, Inc.                                                            75,264
    6,148   SPX Corp.                                                                       336,296
    1,100   Sauer-Danfoss, Inc.                                                              13,211
    2,275   Spartan Motors, Inc.                                                             12,808
    1,400   Standex International Corp.                                                      28,126
    1,650   Sun Hydraulics, Inc.                                                             43,313
    1,300   Sypris Solutions, Inc.                                                            3,666
    1,800   Tecumseh Products Co., Class A(a)                                                21,042
    1,800   Tennant Co.                                                                      47,142
   12,400   Terex Corp.(a)                                                                  245,644
    7,900   Timken Co.                                                                      187,309
    4,590   Toro Co.(b)                                                                     191,908
    8,500   Trinity Industries, Inc.                                                        148,240
    1,600   Twin Disc, Inc.                                                                  16,704
    1,800   Wabash National Corp.(a)                                                          3,402
    5,100   Westinghouse Air Brake Technologies Corp.                                       208,284
      500   Williams Controls, Inc.(a)                                                        3,950
    6,000   Woodward Governor Co.                                                           154,620
      300   Xerium Technologies, Inc.(a)                                                        228
                                                                                       ------------
                                                                                          8,009,761
                                                                                       ------------


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

INDUSTRIAL METALS & MINING - 1.0%
    1,000   Ampco-Pittsburgh Corp.                                                     $     31,530
    4,800   Carpenter Technology Corp.                                                      129,360
    8,900   Century Aluminum Co.(a)                                                         144,091
    1,400   Cold Metal Products, Inc.(a)                                                          -
   11,900   Commercial Metals Co.                                                           186,235
      600   Friedman Industries, Inc.                                                         3,498
    1,300   Haynes International, Inc.                                                       42,861
    5,200   Horsehead Holding Corp.(a)                                                       66,300
    6,000   Intrepid Potash, Inc.(a)                                                        175,020
    1,300   Kaiser Aluminum Corp.                                                            54,106
    1,805   Olympic Steel, Inc.                                                              58,807
    4,200   RTI International Metals, Inc.(a)                                               105,714
    6,924   Reliance Steel & Aluminum Co.                                                   299,255
   25,300   Southern Copper Corp.                                                           832,623
   25,066   Steel Dynamics, Inc.                                                            444,170
    1,300   Synalloy Corp.                                                                   11,375
   12,200   USEC, Inc.(a)                                                                    46,970
      700   Universal Stainless & Alloy Products, Inc.(a)                                    13,202
    8,800   Uranium Energy Corp.(a)                                                          33,264
    4,100   Uranium Resources, Inc.(a)                                                        3,157
    1,600   WHX Corp.(a)                                                                      3,840
    6,800   Worthington Industries, Inc.                                                     88,876
                                                                                       ------------
                                                                                          2,774,254
                                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.4%
    2,205   ATC Technology Corp.(a)                                                          52,589
    3,000   Air Transport Services Group, Inc.(a)                                             7,920
    5,600   Aircastle Ltd.                                                                   55,160
    4,400   Alexander & Baldwin, Inc.                                                       150,612
    1,125   American Commerical Lines, Inc.(a)                                               20,621
    3,500   Arkansas Best Corp.                                                             103,005
    2,600   Atlas Air Worldwide Holdings, Inc.(a)                                            96,850
    1,400   Capital Product Partners LP                                                      12,866
    1,725   Celadon Group, Inc.(a)                                                           18,716
    6,300   Con-way, Inc.                                                                   219,933
    2,700   Covenant Transport Group, Class A(a)                                             11,367
    5,500   DHT Maritime, Inc.                                                               20,240
      900   Dynamex, Inc.(a)                                                                 16,290
   10,500   Eagle Bulk Shipping, Inc.(a),(b)                                                 51,975
    3,600   Excel Maritime Carriers Ltd.                                                     22,176
    3,200   Forward Air Corp.                                                                80,160
    1,900   Frozen Food Express Industries, Inc.                                              6,270
    4,000   Genco Shipping & Trading Ltd.(b)                                                 89,520
    9,252   General Maritime Corp.                                                           64,671
    3,850   Genesee & Wyoming, Inc., Class A(a)                                             125,664
    4,100   HUB Group, Inc., Class A(a)                                                     110,003
    7,008   Heartland Express, Inc.                                                         107,012
    3,300   Horizon Lines, Inc., Class A                                                     18,381
      600   International Shipholding Corp.                                                  18,642
   10,800   J.B. Hunt Transport Services, Inc.                                              348,516
   11,400   Kansas City Southern(a)                                                         379,506
    6,000   Kirby Corp.(a)                                                                  208,980
    6,200   Knight Transportation, Inc.                                                     119,598
    6,400   Landstar System, Inc.                                                           248,128
    1,637   Marten Transport Ltd.(a)                                                         29,384
    1,200   Navios Maritime Partners LP                                                      17,748
    1,500   OceanFreight, Inc.(a)                                                             1,388
    4,162   Old Dominion Freight Line, Inc.(a)                                              127,773
    3,300   Overseas Shipholding Group, Inc.                                                145,035


================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      400   P.A.M. Transportation Services, Inc.(a)                                    $      4,132
    5,500   PHH Corp.(a)                                                                     88,605
    7,000   Pacer International, Inc.                                                        22,120
      100   Patriot Transportation Holding, Inc.(a)                                           9,446
    1,500   Quality Distribution, Inc.(a)                                                     5,925
    2,600   Railamerica, Inc.(a)                                                             31,720
      134   SMF Energy Corp.(a)                                                                 191
    1,500   Saia, Inc.(a)                                                                    22,230
    4,000   Ship Finance International Ltd.                                                  54,520
    1,400   TAL International Group, Inc.                                                    18,522
    3,800   TBS International Ltd.(a)                                                        27,930
    4,500   Teekay Corp.                                                                    104,445
    1,900   Textainer Group Holdings Ltd.                                                    32,110
      700   USA Truck, Inc.(a)                                                                8,764
   10,500   UTI Worldwide, Inc.                                                             150,360
      900   Universal Truckload Services, Inc.                                               16,290
    7,200   Werner Enterprises, Inc.                                                        142,488
      200   Willis Lease Finance Corp.(a)                                                     3,000
    7,600   World Fuel Services Corp.                                                       203,604
   10,629   YRC Worldwide, Inc.(a),(b)                                                        8,926
                                                                                       ------------
                                                                                          4,062,027
                                                                                       ------------
LEISURE GOODS - 0.9%
   70,288   Activision Blizzard, Inc.(a)(c)                                                 780,900
      100   Aldila, Inc.(a)                                                                     348
    1,300   Arctic Cat, Inc.                                                                 11,908
   11,400   Brunswick Corp.                                                                 144,894
    6,800   Callaway Golf Co.                                                                51,272
    2,900   DTS, Inc.(a)                                                                     99,209
    2,200   Drew Industries, Inc.(a)                                                         45,430
    1,700   Emerson Radio Corp.(a)                                                            4,012
      900   Escalade, Inc.                                                                    2,160
   14,300   Garmin Ltd.(b)                                                                  439,010
    4,200   Glu Mobile, Inc.(a)                                                               4,788
    5,013   Jakks Pacific, Inc.(a)                                                           60,758
      400   Koss Corp.                                                                        2,200
    3,600   Leapfrog Enterprises, Inc.(a)                                                    14,076
    1,500   Majesco Entertainment Co.(a)                                                      1,725
      700   Marine Products Corp.                                                             3,451
       10   Meade Instruments Corp.(a)                                                           28
    2,400   Nautilus, Inc.(a)                                                                 4,872
    3,600   Polaris Industries, Inc.                                                        157,068
    5,250   Pool Corp.                                                                      100,170
    1,970   RC2 Corp.(a)                                                                     29,058
    2,100   Sport Supply Group, Inc.                                                         26,439
    1,310   Steinway Musical Instruments, Inc.(a)                                            20,842
   11,550   THQ, Inc.(a)                                                                     58,212
   12,400   Take-Two Interactive Software, Inc.(a)                                          124,620
    3,685   Thor Industries, Inc.                                                           115,709
   11,265   TiVo, Inc.(a)                                                                   114,678
    1,700   Universal Electronics, Inc.(a)                                                   39,474
    4,500   Winnebago Industries, Inc.(a)                                                    54,900
                                                                                       ------------
                                                                                          2,512,211
                                                                                       ------------
LIFE INSURANCE - 0.4%
    6,100   American Equity Investment Life Holding Co.                                      45,384
       48   American Independence Corp.(a)                                                      218
    3,700   Amerisafe, Inc.(a)                                                               66,489
      700   Atlantic American Corp.(a)                                                          896
    2,890   Citizens, Inc.(a)                                                                18,872
   25,800   Conseco, Inc.(a)                                                                129,000
    4,450   Delphi Financial Group, Inc., Class A                                            99,546
    2,700   eHealth, Inc.(a)                                                                 44,361
    5,500   Employers Holdings, Inc.                                                         84,370
    1,700   FBL Financial Group, Inc., Class A                                               31,484


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                                                   SCHEDULE OF INVESTMENTS |  59

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      720   Independence Holding Co.                                                   $      4,176
      700   Kansas City Life Insurance Co.                                                   20,825
      307   National Western Life Insurance Co., Class A                                     53,301
    9,100   The Phoenix Cos., Inc.(a)                                                        25,298
    3,100   Presidential Life Corp.                                                          28,365
   10,000   Protective Life Corp.                                                           165,500
    6,400   Stancorp Financial Group, Inc.                                                  256,128
                                                                                       ------------
                                                                                          1,074,213
                                                                                       ------------
MEDIA - 3.1%
    1,000   4Kids Entertainment, Inc.(a)                                                      1,590
    1,296   AH Belo Corp.(a)                                                                  7,465
    7,300   Acxiom Corp.(a)                                                                  97,966
    1,300   Alloy, Inc.(a)                                                                   10,114
    4,400   American Greetings Corp., Class A                                                95,876
    2,100   ante4, Inc.(a)                                                                    2,184
    4,200   Arbitron, Inc.                                                                   98,364
    1,406   Ascent Media Corp., Class A(a)                                                   35,895
    3,356   Avid Technology, Inc.(a)                                                         42,822
    4,100   Beasley Broadcasting Group, Inc., Class A(a)                                     14,555
    9,980   Belo Corp., Class A                                                              54,291
    6,000   CKX, Inc.(a)                                                                     31,620
      904   CSS Industries, Inc.                                                             17,574
      511   CTM Media Holdings, Inc.(a)                                                         971
       50   CTN Media Group, Inc.(a)                                                              -
   28,000   Cablevision Systems Corp., Class A                                              722,960
    6,200   Clear Channel Outdoor Holdings, Inc., Class A(a)                                 64,418
    2,100   ComScore, Inc.(a)                                                                36,855
    4,600   Constant Contact, Inc.(a)                                                        73,600
      537   Courier Corp.                                                                     7,652
    1,500   Crown Media Holdings, Inc., Class A(a)                                            2,175
    6,165   Cumulus Media, Inc., Class A(a)                                                  14,056
    2,838   DG FastChannel, Inc.(a)                                                          79,265
   24,865   DISH Network Corp.                                                              516,446
   34,600   Discovery Communications, Inc., Class A(a)                                    1,061,182
    4,000   Dolan Media Co.(a)                                                               40,840
    6,700   Dolby Laboratories, Inc., Class A(a)                                            319,791
    8,700   DreamWorks Animation SKG, Inc., Class A(a)                                      347,565
      470   EDCI Holdings, Inc.(a)                                                            2,759
    3,233   EW Scripps Co.(a)                                                                22,502
    6,400   Emmis Communications Corp., Class A(a)                                            7,360
    3,000   Entercom Communications Corp.(a)                                                 21,210
    6,500   Entravision Communications Corp., Class A(a)                                     22,100
    4,950   Factset Research Systems, Inc.                                                  326,057
      700   Fisher Communications, Inc.(a)                                                   11,375
    1,900   Global Traffic Network, Inc.(a)                                                   7,885
   10,300   Gray Television, Inc.(a)                                                         15,553
      400   HSW International, Inc.(a)                                                          124
    4,300   Harte-Hanks, Inc.                                                                46,354
    4,300   Hollywood Media Corp.(a)                                                          6,020
       80   iBEAM Broadcasting Corp.(a)                                                           -
    5,300   IHS, Inc., Class A(a)                                                           290,493
    3,200   infoGROUP, Inc.                                                                  25,664
    3,600   Interactive Data Corp.                                                           91,080
    2,000   interCLICK, Inc.(a)                                                              10,480
    4,180   inVentiv Health, Inc.(a)                                                         67,591
    5,300   John Wiley & Sons, Inc., Class A                                                221,964
    4,500   Journal Communications, Inc., Class A                                            17,505
    3,500   Knology, Inc.(a)                                                                 38,325
    3,100   The Knot, Inc.(a)                                                                31,217


================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    7,307   Lamar Advertising Co., Class A(a),(b)                                      $    227,175
    5,300   Lee Enterprises, Inc.(a)                                                         18,391
   27,941   Liberty Global, Inc.(a)                                                         612,187
    3,922   Liberty Global, Inc., Series C(a)                                                85,696
    6,932   Liberty Media Corp., Series A(a)                                                319,912
   10,407   Liberty Media Holding Corp. - Capital(a)                                        248,519
   71,436   Liberty Media Holding Corp. - Interactive(a)                                    774,366
    3,200   Lin TV Corp., Class A(a)                                                         14,272
      500   Local.com Corp.(a)                                                                2,905
    3,600   LodgeNet Interactive Corp.(a)                                                    19,908
    3,200   Marchex, Inc., Class B                                                           16,256
    6,100   Martha Stewart Living Omnimedia, Inc., Class A(a)                                30,134
   11,400   McClatchy Co., Class A                                                           40,356
    2,100   Media General, Inc., Class A                                                     16,464
    5,900   Mediacom Communications Corp., Class A(a)                                        26,373
    2,100   Morningstar, Inc.(a)                                                            101,514
    5,100   National CineMedia, Inc.                                                         84,507
    5,400   New Frontier Media, Inc.(a)                                                      10,206
    4,500   Nexstar Broadcasting Group, Inc., Class A(a)                                     18,225
      400   Outdoor Channel Holdings, Inc.(a)                                                 2,320
    1,000   PDI, Inc.(a)                                                                      4,820
    7,300   Playboy Enterprises, Inc., Class B(a)                                            23,360
    3,905   Primedia, Inc.                                                                   14,097
      300   RHI Entertainment, Inc.(a)                                                           92
    2,000   Radio One, Inc., Class D(a)                                                       5,800
    2,900   Regent Communications, Inc.(a)                                                      725
    1,400   SPAR Group, Inc.(a)                                                               1,064
      357   Saga Communications, Inc.(a)                                                      4,480
    1,600   Salem Communications Corp., Class A(a)                                            9,584
       30   Salon Media Group, Inc.(a)                                                            5
    2,100   Schawk, Inc.                                                                     28,560
    3,410   Scholastic Corp.                                                                101,720
    8,400   Sinclair Broadcast Group, Inc., Class A                                          33,852
  449,450   Sirius XM Radio, Inc.(a)                                                        269,670
    5,100   Spanish Broadcasting System, Inc., Class A(a)                                     3,978
    1,100   TechTarget, Inc.(a)                                                               6,193
    2,600   TheStreet.com, Inc.                                                               6,240
    6,000   Valassis
              Communications, Inc.(a)                                                       109,560
      100   Value Line, Inc.                                                                  2,511
   11,755   ValueClick, Inc.(a)                                                             118,961
    4,400   Vertro, Inc.(a)                                                                   1,848
    7,700   Warner Music Group Corp.(a)                                                      43,582
    5,784   WebMD Health Corp., Class A(a)                                                  222,626
    1,900   WebMediaBrands, Inc.(a)                                                           1,710
       18   Westwood One, Inc.(a)                                                                84
                                                                                       ------------
                                                                                          8,766,518
                                                                                       ------------
MINING - 1.2%
    2,400   AMCOL International Corp.                                                        68,208
    6,600   Allied Nevada Gold Corp.(a)                                                      99,528
   19,745   Alpha Natural Resources, Inc.(a)                                                856,538
   19,900   Arch Coal, Inc.                                                                 442,775
    1,792   Atna Resources Ltd.(a)                                                            1,204
    5,200   Cloud Peak Energy, Inc.(a)                                                       75,712
   10,670   Coeur d'Alene Mines Corp.(a)                                                    192,700
    4,400   Compass Minerals International, Inc.                                            295,636
    8,200   Evergreen Energy, Inc.(a),(b)                                                     2,813


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    6,700   General Moly, Inc.(a)                                                      $     13,936
   31,200   Hecla Mining Co.(a),(b)                                                         192,816
   11,700   International Coal Group, Inc.(a)                                                45,162
    4,200   James River Coal Co.(a)                                                          77,826
    2,700   National Coal Corp.(a)                                                            2,241
    9,800   Patriot Coal Corp.(a)                                                           151,508
    5,535   Royal Gold, Inc.                                                                260,699
    6,600   Solitario Exploration & Royalty Corp.(a)                                         15,312
    4,984   Stillwater Mining Co.(a)                                                         47,248
    6,000   Timberline Resources Corp.(a)                                                     6,600
    5,200   U.S. Energy Corp.(a)                                                             30,836
   11,500   US Gold Corp.(a)                                                                 28,520
    3,800   Vista Gold Corp.(a)                                                               9,310
    6,800   Walter Industries, Inc.                                                         512,108
    1,600   Westmoreland Coal Co.(a)                                                         14,256
                                                                                       ------------
                                                                                          3,443,492
                                                                                       ------------
MOBILE TELECOMMUNICATIONS - 0.5%
    1,100   Atlantic Tele-Network, Inc.                                                      60,511
    2,240   FiberTower Corp.(a)                                                               9,363
    5,600   Globalstar, Inc.(a)                                                               4,872
    8,500   Leap Wireless International, Inc.(a)                                            149,175
   20,400   NII Holdings, Inc.(a)                                                           685,032
    4,800   NTELOS Holdings Corp.                                                            85,536
    1,800   ORBCOMM, Inc.(a)                                                                  4,860
    2,000   Shenandoah Telecom Co.                                                           40,700
    7,600   Telephone & Data Systems, Inc.                                                  257,792
    2,900   Telephone & Data Systems, Inc.(Special Shares)                                   87,580
    5,100   TerreStar Corp.(a)                                                                4,794
    1,600   U.S. Cellular Corp.(a)                                                           67,856
    5,300   USA Mobility, Inc.                                                               58,353
                                                                                       ------------
                                                                                          1,516,424
                                                                                       ------------
NONLIFE INSURANCE - 8.9%
    1,300   21st Century Holding Co.                                                          5,239
   54,400   AMBAC Financial Group, Inc.(a),(b)                                               45,152
    2,600   Affirmative Insurance Holdings, Inc.                                             10,608
      665   Alleghany Corp.(a)                                                              183,540
    4,500   Allied World Assurance Holdings Ltd.                                            207,315
    8,250   American Financial Group, Inc.                                                  205,838
    1,700   American National Insurance Co.                                                 203,048
    1,933   American Physicians Capital, Inc.                                                58,609
      300   American Safety Insurance Holdings Ltd.(a)                                        4,335
    4,300   AmTrust Financial Services, Inc.                                                 50,826
    7,105   Arch Capital Group Ltd.(a)                                                      508,363
    3,339   Argo Group International Holdings Ltd.(a)                                        97,298
   10,500   Arthur J. Gallagher & Co.                                                       236,355
    9,700   Aspen Insurance Holdings Ltd.                                                   246,865
   14,423   Assured Guaranty Ltd.                                                           313,844
   17,300   Axis Capital Holdings Ltd.                                                      491,493
      950   Baldwin & Lyons, Inc., Class B                                                   23,379
      144   Berkshire Hathaway, Inc., Class A(a)                                         14,284,800
   12,000   Brown & Brown, Inc.                                                             215,640
    3,029   CNA Financial Corp.(a)                                                           72,696
    1,900   CNA Surety Corp.(a)                                                              28,291
      500   Donegal Group, Inc., Class A                                                      7,770
    1,100   EMC Insurance Group, Inc.                                                        23,661
    1,900   Eastern Insurance Holdings, Inc.                                                 16,378


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62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    7,000   Endurance Specialty Holdings Ltd.                                          $    260,610
      600   Enstar Group Ltd.(a)                                                             43,812
    3,200   Erie Indemnity Co., Class A                                                     124,864
    6,900   Everest Re Group Ltd.                                                           591,192
    1,500   FPIC Insurance Group, Inc.(a)                                                    57,930
    1,327   First Acceptance Corp.(a)                                                         2,588
   13,389   First American Corp.                                                            443,310
    2,400   First Mercury Financial Corp.                                                    32,904
    4,500   Flagstone Reinsurance Holdings Ltd.                                              49,230
    3,700   Greenlight Capital Re Ltd.(a)                                                    87,209
   12,250   HCC Insurance Holdings, Inc.                                                    342,632
    6,400   The Hanover Insurance Group, Inc.                                               284,352
    1,400   Harleysville Group, Inc.                                                         44,506
    4,300   Horace Mann Educators Corp.                                                      53,750
    1,800   Infinity Property & Casualty Corp.                                               73,152
       83   InsWeb Corp.(a)                                                                     270
    1,631   Life Partners Holdings, Inc.(b)                                                  34,561
      366   Life Quotes, Inc.(a)                                                              1,047
   15,300   MBIA, Inc.(a),(b)                                                                60,894
    4,400   Maiden Holdings Ltd.                                                             32,208
    1,132   Markel Corp.(a)                                                                 384,880
    5,300   Max Capital Group Ltd.                                                          118,190
    4,400   Meadowbrook Insurance Group, Inc.                                                32,560
    1,400   Mercer Insurance Group, Inc.                                                     25,438
    2,800   Mercury General Corp.                                                           109,928
    9,300   Montpelier Re Holdings Ltd.                                                     161,076
      600   NYMAGIC, Inc.                                                                     9,954
      600   National Interstate Corp.                                                        10,176
      120   National Security Group, Inc.                                                     1,332
    1,700   Navigators Group, Inc.(a)                                                        80,087
   24,512   Old Republic International Corp.                                                246,100
    4,600   OneBeacon Insurance Group Ltd.                                                   63,388
    4,695   PMA Capital Corp., Class A(a)                                                    29,579
    7,800   PartnerRe Ltd.                                                                  582,348
    6,700   Platinum Underwriters Holdings Ltd.                                             256,543
    4,400   ProAssurance Corp.(a)                                                           236,324
    2,100   RLI Corp.                                                                       111,825
    7,900   Reinsurance Group of America, Inc.                                              376,435
    7,200   RenaissanceRe Holdings Ltd.                                                     382,680
    1,800   Safety Insurance Group, Inc.                                                     65,214
    4,700   SeaBright Insurance Holdings, Inc.(a)                                            54,003
    5,800   Selective Insurance Group, Inc.                                                  95,410
    1,425   State Auto Financial Corp.                                                       26,363
    5,270   Tower Group, Inc.                                                               123,371
    6,531   Transatlantic Holdings, Inc.                                                    340,330
      300   Unico American Corp.                                                              3,096
    2,700   United America Indemnity, Ltd.(a)                                                21,384
    2,000   United Fire & Casualty Co.                                                       36,460
    4,800   Unitrin, Inc.                                                                   105,840
      400   Universal Insurance Holdings, Inc.                                                2,348
   10,655   Validus Holdings Ltd.                                                           287,046
   16,090   W.R. Berkley Corp.                                                              396,458
      145   Wesco Financial Corp.                                                            49,735
      862   White Mountains Insurance Group, Inc.                                           286,753
    5,150   Zenith National Insurance Corp.                                                 153,264
                                                                                       ------------
                                                                                         25,428,282
                                                                                       ------------


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.8%
    5,900   ATP Oil & Gas Corp.(a)                                                     $    107,852
    7,700   Abraxas Petroleum Corp.(a)                                                       14,784
      800   Adams Resources & Energy, Inc.                                                   17,640
    1,500   Alon USA Energy, Inc.                                                            10,260
    7,400   American Oil & Gas, Inc.(a)                                                      31,080
    1,000   Apco Oil and Gas International, Inc.                                             22,100
    1,300   Approach Resources, Inc.(a)                                                      10,036
    5,000   Arena Resources, Inc.(a)                                                        215,600
    8,647   Atlas Energy, Inc.                                                              260,880
    2,400   BP Prudhoe Bay Royalty Trust(b)                                                 198,720
   10,800   BPZ Resources, Inc.(a)                                                          102,600
      600   Barnwell Industries, Inc.(a)                                                      2,700
    4,400   Berry Petroleum Co., Class A                                                    128,260
    4,100   Bill Barrett Corp.(a)                                                           127,551
   13,200   Brigham Exploration Co.(a)                                                      178,860
    2,800   CNX Gas Corp.(a)                                                                 82,656
    1,700   CREDO Petroleum Corp.(a)                                                         15,810
    5,854   CVR Energy, Inc.(a)                                                              40,158
    1,100   Callon Petroleum Co.(a)                                                           1,650
   10,900   Cano Petroleum, Inc.(a)                                                          10,682
    4,000   Carrizo Oil & Gas, Inc.(a)                                                      105,960
    9,500   Cheniere Energy, Inc.(a)                                                         22,990
    9,116   Cimarex Energy Co.                                                              482,875
    1,100   Clayton Williams Energy, Inc.(a)                                                 38,544
    9,300   Cobalt International Energy, Inc.(a)                                            128,712
    6,000   Comstock Resources, Inc.(a)                                                     243,420
    8,200   Concho Resources, Inc.(a)                                                       368,180
    1,500   Contango Oil & Gas Co.(a)                                                        70,515
    3,200   Continental Resources, Inc.(a)                                                  137,248
      956   Cross Timbers Royalty Trust                                                      32,236
    1,600   Delek US Holdings, Inc.                                                          10,896
   24,435   Delta Petroleum Corp.(a)                                                         25,412
    1,800   Double Eagle Pete & Mining Co.(a)                                                 7,776
    1,560   Dune Energy, Inc.(a)                                                                359
   22,100   EXCO Resources, Inc.                                                            469,183
    5,900   Encore Acquisition Co.(a)                                                       283,318
   20,400   Endeavour International Corp.(a)                                                 22,032
    8,700   Energen Corp.                                                                   407,160
    5,900   FX Energy, Inc.(a)                                                               16,815
   12,700   Forest Oil Corp.(a)                                                             282,575
   11,400   Frontier Oil Corp.                                                              137,256
    4,500   GMX Resources Inc.(a)                                                            61,830
    5,700   Gasco Energy, Inc.(a)                                                             3,021
      100   GeoMet, Inc.(a)                                                                     146
    7,600   GeoPetro Resources Co.(a)                                                         5,548
    1,200   GeoResources, Inc.(a)                                                            16,392
    4,000   Goodrich Petroleum Corp.(a)                                                      97,400
    3,900   Gulfport Energy Corp.(a)                                                         44,655
    4,000   Harvest Natural Resources, Inc.(a)                                               21,160
    5,700   Holly Corp.                                                                     146,091
    2,100   Houston American Energy Corp.                                                    12,936
    6,000   Hugoton Royalty Trust                                                            96,480
    6,000   John D. Oil & Gas Co.(a)                                                            540
   10,508   Mariner Energy, Inc.(a)                                                         121,998
    7,600   McMoRan Exploration Co.(a)                                                       60,952
    5,100   Meridian Resource Corp.(a)                                                        1,326
   14,798   Newfield Exploration Co.(a)                                                     713,708
    2,200   Northern Oil And Gas, Inc.(a)                                                    26,048
      900   Panhandle Oil & Gas, Inc.                                                        23,310


================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    6,100   Penn Virginia Corp.                                                        $    129,869
   36,001   PetroHawk Energy Corp.(a)                                                       863,664
    2,480   Petroleum Development Corp.(a)                                                   45,161
    9,200   Petroquest Energy, Inc.(a)                                                       56,396
   15,219   Plains Exploration & Production Co.(a)                                          420,958
    4,000   Quest Resource Corp.(a)                                                           2,320
   15,260   Quicksilver Resources, Inc.(a)                                                  229,053
    7,700   Ram Energy Resources, Inc.(a)                                                    15,785
    3,300   Resolute Energy Corp.(a)                                                         38,016
    4,700   Rex Energy Corp.(a)                                                              56,400
    7,400   Rosetta Resources, Inc.(a)                                                      147,482
   24,200   SandRidge Energy, Inc.(a)                                                       228,206
   12,854   Southern Union Co.                                                              291,786
    8,400   St. Mary Land & Exploration Co.                                                 287,616
    5,609   Stone Energy Corp.(a)                                                           101,242
    4,100   Swift Energy Co.(a)                                                              98,236
    9,000   Syntroleum Corp.(a)                                                              23,940
    3,900   Toreador Resources Corp.(b)                                                      38,610
    4,300   Tri-Valley Corp.(a),(b)                                                           8,385
   18,200   Ultra Petroleum Corp.(a)                                                        907,452
    6,500   Vaalco Energy, Inc.                                                              29,575
    2,700   Venoco, Inc.(a)                                                                  35,208
    3,000   W&T Offshore, Inc.                                                               35,100
    6,500   Warren Resources, Inc.(a)                                                        15,925
    8,145   Western Refining, Inc.(a),(b)                                                    38,363
    6,600   Whiting Petroleum Corp.(a)                                                      471,570
    4,585   Zion Oil & Gas, Inc.(a)                                                          32,783
                                                                                       ------------
                                                                                         10,975,983
                                                                                       ------------
OIL EQUIPMENT, SERVICES &  DISTRIBUTION - 2.2%
    2,000   Allis-Chalmers Energy, Inc.(a)                                                    7,540
    7,600   Atwood Oceanics, Inc.(a)                                                        272,460
    2,600   Basic Energy Services, Inc.(a)                                                   23,140
    1,300   Bolt Technology Corp.(a)                                                         14,326
    6,900   Boots &  Coots, Inc.(a)                                                          11,385
    3,400   Bristow Group, Inc.(a)                                                          130,730
    3,500   Bronco Drilling Co., Inc.(a)                                                     17,745
    2,850   CARBO Ceramics, Inc.                                                            194,284
    8,675   Cal Dive International, Inc.(a)                                                  65,583
    4,400   Chart Industries, Inc.(a)                                                        72,820
    6,000   Complete Production Services, Inc.(a)                                            78,000
    7,700   Crosstex Energy, Inc.                                                            46,585
    1,800   Dawson Geophysical Co.(a)                                                        41,598
    9,200   Dresser-Rand Group, Inc.(a)                                                     290,812
    3,300   Dril-Quip, Inc.(a)                                                              186,384
        1   Enbridge Energy Management LLC(a)                                                    53
    7,463   Exterran Holdings, Inc.(a)                                                      160,081
    2,400   Flotek Industries, Inc.(a)                                                        3,216
    1,500   Geokinetics, Inc.(a)                                                             14,430
   11,730   Global Industries Ltd.(a)                                                        83,635
    1,630   Gulf Island Fabrication, Inc.                                                    34,279
    2,500   Gulfmark Offshore, Inc.(a)                                                       70,775
   10,184   Helix Energy Solutions Group, Inc.(a)                                           119,662
   11,800   Helmerich &  Payne, Inc.                                                        470,584
   17,300   Hercules Offshore, Inc.(a)                                                       82,694
    3,100   Hornbeck Offshore Services, Inc.(a)                                              72,168
    9,600   ION Geophysical Corp.(a)                                                         56,832
   13,600   Key Energy Services, Inc.(a)                                                    119,544
        1   Kinder Morgan Management LLC(a)                                                      55


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                                                   SCHEDULE OF INVESTMENTS |  65

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,200   Lufkin Industries, Inc.                                                    $    161,040
    3,000   Matrix Service Co.(a)                                                            31,950
    1,700   Mitcham Industries, Inc.(a)                                                      12,529
    4,700   NGAS Resources, Inc.(a)                                                           7,943
    2,200   Natural Gas Services Group(a)                                                    41,470
    6,900   Newpark Resources, Inc.(a)                                                       29,187
   11,600   OGE Energy Corp.                                                                427,924
    1,000   OYO Geospace Corp.(a)                                                            42,890
    5,900   Oceaneering International, Inc.(a)                                              345,268
    5,500   Oil States International, Inc.(a)                                               216,095
    3,600   Omni Energy Services Corp.(a)                                                     4,500
    1,900   PHI, Inc.(a)                                                                     39,330
   12,500   Parker Drilling Co.(a)                                                           61,875
   19,610   Patterson-UTI Energy, Inc.                                                      301,014
    5,500   Pioneer Drilling Co.(a)                                                          43,450
   18,400   Pride International, Inc.(a)                                                    587,144
    3,375   RPC, Inc.                                                                        35,100
    2,677   SEACOR Holdings, Inc.(a)                                                        204,121
    1,773   Seahawk Drilling, Inc.(a)                                                        39,963
   12,700   Sulphco, Inc.(a),(b)                                                              8,509
    8,226   Superior Energy Services, Inc.(a)                                               199,810
    2,400   Superior Well Services, Inc.(a)                                                  34,224
    2,200   T-3 Energy Services, Inc.(a)                                                     56,100
    2,300   Tesco Corp.(a)                                                                   29,693
    8,250   Tetra Technologies, Inc.(a)                                                      91,410
    6,555   Tidewater, Inc.                                                                 314,312
    4,500   Trico Marine Services, Inc.(a)                                                   20,430
    2,700   Union Drilling, Inc.(a)                                                          16,875
    5,000   Unit Corp.(a)                                                                   212,500
                                                                                       ------------
                                                                                          6,358,056
                                                                                       ------------
PERSONAL GOODS - 1.2%
    9,370   Alberto-Culver Co.                                                              274,447
    3,100   American Apparel, Inc.(a)                                                         9,610
    6,800   Bare Escentuals, Inc.(a)                                                         83,164
    6,200   Carter's, Inc.(a)                                                               162,750
    1,750   Charles & Colvard Ltd.(a)                                                         2,030
    2,600   Chattem, Inc.(a)                                                                242,580
    2,400   Cherokee, Inc.                                                                   42,768
    1,600   Columbia Sportswear Co.                                                          62,464
   12,300   Crocs, Inc.(a)                                                                   70,725
      600   Culp, Inc.(a)                                                                     5,988
    1,800   Deckers Outdoor Corp.(a)                                                        183,096
    3,300   Elizabeth Arden, Inc.(a)                                                         47,652
    2,200   FGX International Holdings Ltd.(a)                                               43,098
    6,117   Fossil, Inc.(a)                                                                 205,286
    1,200   G-III Apparel Group, Ltd.(a)                                                     26,004
   10,100   Hanesbrands, Inc.(a)                                                            243,511
    3,700   Heelys, Inc.(a)                                                                   8,066
    2,800   Helen of Troy Ltd.(a)                                                            68,488
    7,281   Iconix Brand Group, Inc.(a)                                                      92,105
    2,450   Inter Parfums, Inc.                                                              29,817
    2,300   Joe's Jeans, Inc.(a)                                                              3,105
    9,500   Jones Apparel Group, Inc.                                                       152,570
    3,200   K-Swiss, Inc., Class A                                                           31,808
    1,800   Kenneth Cole Productions, Inc., Class A                                          17,370
      500   Lacrosse Footwear, Inc.                                                           6,360
    1,210   Lakeland Industries, Inc.(a)                                                      9,680
   14,400   Liz Claiborne, Inc.(a)                                                           81,072
    1,600   Maidenform Brands, Inc.(a)                                                       26,704
    2,600   Movado Group, Inc.                                                               25,272
    1,900   Oxford Industries, Inc.                                                          39,292
    1,100   Parlux Fragrances, Inc.(a)                                                        2,266


================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,100   Perry Ellis International, Inc.(a)                                         $     31,626
    6,300   Phillips-Van Heusen Corp.                                                       256,284
    1,000   Phoenix Footwear Group, Inc.(a)                                                     500
    1,000   Physicians Formula Holdings, Inc.(a)                                              2,710
   12,500   Quiksilver, Inc.(a)                                                              25,250
    2,189   Revlon, Inc., Class A(a)                                                         37,235
    1,000   Rocky Brands, Inc.(a)                                                             7,500
    4,500   Skechers U.S.A., Inc., Class A(a)                                               132,345
    2,100   Steven Madden Ltd.(a)                                                            86,604
    1,500   Superior Uniform Group, Inc.                                                     14,625
      200   Tandy Brands Accessories, Inc.(a)                                                   582
    4,000   Timberland Co., Class A(a)                                                       71,720
    3,400   True Religion Apparel, Inc.(a)                                                   62,866
    4,000   Under Armour, Inc., Class A(a)                                                  109,080
    3,200   Unifi, Inc.(a)                                                                   12,416
    2,200   Volcom, Inc.(a)                                                                  36,828
    5,800   The Warnaco Group, Inc.(a)                                                      244,702
      700   Weyco Group, Inc.                                                                16,548
    5,400   Wolverine World Wide, Inc.                                                      146,988
                                                                                       ------------
                                                                                          3,595,557
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.3%
    2,500   AMAG Pharmaceuticals, Inc.(a)                                                    95,075
      511   ARCA Biopharma, Inc.(a)                                                           1,666
    2,900   ARYx Therapeutics, Inc.(a)                                                        9,309
   19,500   AVI BioPharma, Inc.(a)                                                           28,470
   14,600   Aastrom Biosciences, Inc.(a)                                                      4,489
      613   The Abraxis Bioscience, Inc.(a)                                                  24,857
    4,500   Acadia Pharmaceuticals, Inc.(a)                                                   5,940
    4,200   Acorda Therapeutics, Inc.(a)                                                    105,924
    2,600   Acura Pharmaceuticals, Inc.(a)                                                   13,858
    7,200   Adolor Corp.(a)                                                                  10,512
    1,300   Affymax, Inc.(a)                                                                 32,162
   10,860   Affymetrix, Inc.(a)                                                              63,422
    8,100   Akorn, Inc.(a)                                                                   14,499
    2,000   Albany Molecular Research, Inc.(a)                                               18,160
   10,300   Alexion Pharmaceuticals, Inc.(a)                                                502,846
    3,600   Alexza Pharmaceuticals, Inc.(a)                                                   8,640
   10,400   Alkermes, Inc.(a)                                                                97,864
   12,900   Allos Therapeutics, Inc.(a)                                                      84,753
    3,900   Alnylam Pharmaceuticals, Inc.(a)                                                 68,718
    1,700   Amicus Therapeutics, Inc.(a)                                                      6,749
   17,000   Amylin Pharmaceuticals, Inc.(a)                                                 241,230
   10,400   Anadys Pharmaceuticals, Inc.(a)                                                  21,944
      400   Anesiva, Inc.(a)                                                                     65
   12,100   Antigenics, Inc.(a)                                                               7,744
    1,900   Ardea Biosciences, Inc.(a)                                                       26,600
   15,540   Arena Pharmaceuticals, Inc.(a),(b)                                               55,167
   20,200   Ariad Pharmaceuticals, Inc.(a)                                                   46,056
    5,130   Arqule, Inc.(a)                                                                  18,930
   10,600   Array Biopharma, Inc.(a)                                                         29,786
    1,500   AspenBio Pharma, Inc.(a)                                                          2,610
    5,500   Auxilium Pharmaceuticals, Inc.(a)                                               164,890
    7,050   Avanir Pharmaceuticals, Inc.(a)                                                  13,395
    6,000   BioCryst Pharmaceuticals, Inc.(a),(b)                                            38,760
      600   Biodel, Inc.(a)                                                                   2,604


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                                                   SCHEDULE OF INVESTMENTS |  67

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

   11,100   BioMarin Pharmaceuticals, Inc.(a)                                          $    208,791
    1,750   BioMimetic Therapeutics, Inc.(a)                                                 20,878
    9,451   Biosante Pharmaceuticals, Inc.(a)                                                13,704
   23,000   CEL-SCI Corp.(a)                                                                 20,700
       90   CPEX Pharmaceuticals, Inc.(a)                                                     1,016
    2,300   Cadence Pharmaceuticals, Inc.(a),(b)                                             22,241
    2,385   Caliper Life Sciences, Inc.(a)                                                    6,129
    1,400   Caraco Pharmaceutical Laboratories Ltd.(a)                                        8,456
    8,800   Celera Corp.(a)                                                                  60,808
   83,895   Cell Therapeutics, Inc.(a),(b)                                                   95,640
    6,266   Celldex Therapeutics, Inc.(a)                                                    29,325
   10,900   Cerus Corp.(a)                                                                   21,691
    7,492   Charles River Laboratories International, Inc.(a)                               252,405
    8,300   Chelsea Therapeutics International, Inc.(a)                                      22,410
    7,400   Columbia Laboratories, Inc.(a)                                                    7,992
    7,900   Cubist Pharmaceuticals, Inc.(a)                                                 149,863
   12,500   Curis, Inc.(a)                                                                   40,625
    7,500   Cypress Bioscience, Inc.(a)                                                      43,200
    4,200   Cytokinetics, Inc.(a)                                                            12,222
    6,200   Cytori Therapeutics, Inc.(a),(b)                                                 37,820
   24,700   CytRx Corp.(a)                                                                   27,664
   15,930   Dendreon Corp.(a)                                                               418,640
    7,300   Depomed, Inc.(a)                                                                 24,455
   26,500   Discovery Laboratories, Inc.(a),(b)                                              16,655
    7,200   Durect Corp.(a)                                                                  17,784
    1,300   Dusa Pharmaceuticals, Inc.(a)                                                     2,002
    8,000   Dyax Corp.(a)                                                                    27,120
    5,100   Dynavax Technologies Corp.(a)                                                     7,089
    2,500   Emergent Biosolutions, Inc.(a)                                                   33,975
    4,800   Emisphere Technologies, Inc.(a)                                                   5,088
   12,800   Endo Pharmaceuticals Holdings, Inc.(a)                                          262,528
    4,300   Entremed, Inc.(a)                                                                 3,440
    3,973   Enzo Biochem, Inc.(a)                                                            21,375
    6,700   Enzon Pharmaceuticals, Inc.(a)                                                   70,551
      673   EpiCept Corp.(a),(b)                                                                390
    1,600   Exact Sciences Corp.(a)                                                           5,424
   11,500   Exelixis, Inc.(a)                                                                84,755
    3,680   Facet Biotech Corp.(a)                                                           64,694
      900   GTC Biotherapeutics, Inc.(a)                                                        666
    2,400   GTx, Inc.(a),(b)                                                                 10,080
    6,300   Gen-Probe, Inc.(a)                                                              270,270
   29,600   GenVec, Inc.(a)                                                                  35,520
      566   General Liquidating Trust Certificates(a)                                             1
    2,100   Genomic Health, Inc.(a)                                                          41,076
       26   Genta, Inc.(a)                                                                        2
   14,100   Geron Corp.(a)                                                                   78,255
    7,300   Halozyme Therapeutics, Inc.(a)                                                   42,851
    1,520   Harvard Bioscience, Inc.(a)                                                       5,426
      500   Helicos BioSciences Corp.(a)                                                        515
   40,400   Hemispherx Biopharma, Inc.(a),(b)                                                22,624
    1,675   Hi-Tech Pharmacal Co., Inc.(a)                                                   46,984
    2,300   Hollis-Eden Pharmaceuticals, Inc.(a)                                              1,219
   21,300   Human Genome Sciences, Inc.(a)                                                  651,780
    3,600   Idenix Pharmaceuticals, Inc.(a)                                                   7,740
    2,100   Idera Pharmaceuticals, Inc.(a)                                                   10,857


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68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

   15,992   Illumina, Inc.(a),(b)                                                      $    490,155
    9,200   ImmunoGen, Inc.(a)                                                               72,312
   10,300   Immunomedics, Inc.(a)                                                            33,063
    5,000   Impax Laboratories, Inc.(a)                                                      68,000
   15,304   Incyte Corp.(a)                                                                 139,419
    1,000   Infinity Pharmaceuticals, Inc.(a)                                                 6,180
   13,600   Inovio Biomedical Corp.(a)                                                       15,504
   13,600   Insmed, Inc.(a)                                                                  10,472
    6,300   Inspire Pharmaceuticals, Inc.(a)                                                 34,776
    3,800   InterMune, Inc.(a)                                                               49,552
    9,900   Isis Pharmaceuticals, Inc.(a)                                                   109,890
    5,300   Ista Pharmaceuticals, Inc.(a)                                                    24,168
    6,200   Javelin Pharmaceuticals, Inc.(a)                                                  8,060
    3,500   Jazz Pharmaceuticals, Inc.(a),(b)                                                27,580
    4,100   K-V Pharmaceutical Co., Class A(a)                                               15,047
   12,700   Keryx Biopharmaceuticals, Inc.(a),(b)                                            31,750
    5,540   La Jolla Pharmaceutical Co.(a)                                                      927
    6,300   Lexicon Genetics, Inc.(a)                                                        10,710
   10,752   Ligand Pharmaceuticals, Inc., Class B(a)                                         23,332
    5,300   Luminex Corp.(a)                                                                 79,129
      400   MAP Pharmaceuticals, Inc.(a)                                                      3,812
    3,390   MDRNA, Inc.(a)                                                                    2,746
    7,400   MannKind Corp.(a),(b)                                                            64,824
    1,800   Matrixx Initiatives, Inc.(a)                                                      7,596
    7,100   Maxygen, Inc.(a)                                                                 43,239
    7,470   Medicines Co.(a)                                                                 62,300
    7,500   Medicis Pharmaceutical Corp., Class A                                           202,875
    4,600   Medivation, Inc.(a)                                                             173,190
    5,933   Micromet, Inc.(a)                                                                39,514
    8,000   MiddleBrook Pharmaceuticals, Inc.(a)                                              4,080
    3,700   Molecular Insight Pharmaceuticals, Inc.(a)                                        8,325
    3,400   Momenta Pharmaceuticals, Inc.(a)                                                 42,874
   12,100   Myriad Genetics, Inc.(a)                                                        315,810
    5,800   Myriad Pharmaceuticals, Inc.(a)                                                  29,174
    6,340   NPS Pharmaceuticals, Inc.(a)                                                     21,556
    5,700   Nabi Biopharmaceuticals(a)                                                       27,930
   10,100   Nektar Therapeutics(a)                                                           94,132
    5,345   Neurocrine Biosciences, Inc.(a)                                                  14,538
    4,900   Nile Therapeutics, Inc.(a)                                                        5,929
   11,700   Novavax, Inc.(a),(b)                                                             31,122
    6,567   OSI Pharmaceuticals, Inc.(a)                                                    203,774
    2,700   Obagi Medical Products, Inc.(a)                                                  32,400
    1,000   OncoGenex Pharmaceutical, Inc.(a)                                                22,280
    7,700   Onyx Pharmaceuticals, Inc.(a)                                                   225,918
    8,500   Opko Health, Inc.(a)                                                             15,555
    3,700   Optimer Pharmaceuticals, Inc.(a),(b)                                             41,736
    1,745   Orchid Cellmark, Inc.(a)                                                          2,984
      380   Ore Pharmaceutical Holdings, Inc.(a)                                                198
    5,400   Orexigen Therapeutics, Inc.(a)                                                   40,176
    4,100   Orthologic Corp.(a)                                                               2,952
    2,000   Osiris Therapeutics, Inc.(a)                                                     14,280
    2,000   OxiGene, Inc.(a)                                                                  2,280
   17,500   PDL BioPharma, Inc.                                                             120,050
    4,500   Pain Therapeutics, Inc.(a)                                                       24,120
   10,600   Palatin Technologies, Inc.(a)                                                     3,710


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    5,000   Par Pharmaceutical Cos., Inc.(a)                                           $    135,300
    4,600   Penwest Pharmaceuticals Co.(a)                                                   11,914
    4,160   Peregrine Pharmaceuticals, Inc.(a),(b)                                           12,314
    9,000   Perrigo Co.                                                                     358,560
    3,849   Pharmacyclics, Inc.(a)                                                           12,086
    2,300   Pharmasset, Inc.(a)                                                              47,610
      933   Poniard Pharmaceuticals, Inc.(a)                                                  1,707
    3,300   Pozen, Inc.(a)                                                                   19,767
    3,900   Prestige Brands Holdings, Inc.(a)                                                30,654
    3,200   Progenics Pharmaceuticals, Inc.(a)                                               14,208
    6,900   Questcor Pharmaceuticals, Inc.(a)                                                32,775
      507   RXi Pharmaceuticals Corp.(a)                                                      2,322
       22   Raptor Pharmaceutical Corp.(a)                                                       40
    6,800   Regeneron Pharmaceuticals, Inc.(a)                                              164,424
    3,300   Repligen Corp.(a)                                                                13,563
    1,300   Repros Therapeutics, Inc.(a)                                                      1,036
    5,000   Rexahn Pharmaceuticals, Inc.(a)                                                   3,400
    4,165   Rigel Pharmaceuticals, Inc.(a)                                                   39,609
    6,500   SIGA Technologies, Inc.(a)                                                       37,700
    6,953   Salix Pharmaceuticals Ltd.(a)                                                   176,606
    4,200   Sangamo Biosciences, Inc.(a),(b)                                                 24,864
    9,200   Santarus, Inc.(a)                                                                42,504
    8,784   Savient Pharmaceuticals, Inc.(a)                                                119,550
    7,700   Sciclone Pharmaceuticals, Inc.(a)                                                17,941
    7,944   Seattle Genetics, Inc.(a)                                                        80,711
   11,266   Sequenom, Inc.(a),(b)                                                            46,641
    3,000   Somaxon Pharmaceuticals, Inc.(a)                                                  3,240
    7,216   Spectrum Pharmaceuticals, Inc.(a)                                                32,039
   29,000   StemCells, Inc.(a),(b)                                                           36,540
    5,000   Strategic Diagnostics, Inc.(a)                                                    6,900
      900   Sucampo Pharmaceuticals, Inc., Class A(a)                                         3,636
    3,130   SuperGen, Inc.(a)                                                                 8,201
    2,100   Synta Pharmaceuticals Corp.(a)                                                   10,626
    5,300   Talecris Biotherapeutics Holdings Corp.(a)                                      118,031
    1,500   Targacept, Inc.(a)                                                               31,380
      850   Targeted Genetics Corp.(a)                                                          238
    4,000   Techne Corp.                                                                    274,240
    8,430   Telik, Inc.(a)                                                                    6,444
    5,500   Theravance, Inc.(a)                                                              71,885
    1,216   Threshold Pharmaceuticals, Inc.(a)                                                2,189
      800   Transcept Pharmaceuticals, Inc.(a)                                                5,464
      900   Transgenomic, Inc.(a)                                                               621
    2,900   Trimeris, Inc.                                                                    7,598
      400   Trubion Pharmaceuticals, Inc.(a)                                                  1,544
   10,700   Unigene Laboratories, Inc.(a)                                                     7,704
    5,800   United Therapeutics Corp.(a)                                                    305,370
    7,700   Valeant Pharmaceuticals International(a)                                        244,783
    3,700   Vanda Pharmaceuticals, Inc.(a)                                                   41,588
   21,762   Vertex Pharmaceuticals, Inc.(a)                                                 932,502
        9   Via Pharmaceuticals, Inc.(a)                                                          2
    7,500   Vical, Inc.(a)                                                                   24,675
    7,400   ViroPharma, Inc.(a)                                                              62,086


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70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

   11,400   Vivus, Inc.(a),(b)                                                         $    104,766
   28,400   XOMA Ltd.(a)                                                                     19,846
    3,000   Xenoport, Inc.(a)                                                                55,680
    5,900   ZymoGenetics, Inc.(a)                                                            37,701
                                                                                       ------------
                                                                                         12,366,435
                                                                                       ------------
REAL ESTATE INVESTMENT & SERVICES - 0.5%
      500   American Realty Investors, Inc.(a)                                                6,125
      700   Avatar Holdings, Inc.(a)                                                         11,907
   29,300   Brookfield Properties Corp.                                                     355,116
      300   Consolidated-Tomoka Land Co.                                                     10,482
   13,600   Forest City Enterprises, Inc., Class A(a)                                       160,208
    5,133   Forestar Group, Inc.(a)                                                         112,823
    4,922   Grubb & Ellis Co.(a)                                                              6,300
    2,700   HFF, Inc., Class A(a)                                                            16,875
    5,680   Hilltop Holdings, Inc.(a)                                                        66,115
    5,025   Jones Lang LaSalle, Inc.                                                        303,510
    4,000   LoopNet, Inc.(a)                                                                 39,760
    1,600   Market Leader, Inc.(a)                                                            3,360
      400   Maui Land & PineappleCo., Inc.(a)                                                 2,220
   12,824   Move, Inc.(a)                                                                    21,288
    2,000   Reis, Inc.(a)                                                                    12,300
   10,500   The St. Joe Co.(a)                                                              303,345
      200   Stratus Properties, Inc.(a)                                                       2,200
      900   Tejon Ranch Co.(a)                                                               26,298
    2,600   Thomas Properties Group, Inc.                                                     7,696
      100   Transcontinental Realty Investors, Inc.(a)                                        1,191
    1,049   ZipRealty, Inc.(a)                                                                3,944
                                                                                       ------------
                                                                                          1,473,063
                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.0%
   16,000   AMB Property Corp.                                                              408,800
    3,000   ARMOUR Residential REIT, Inc.(a)                                                 24,750
    3,427   Acadia Realty Trust                                                              57,813
    1,400   Agree Realty Corp.                                                               32,606
      300   Alexander's, Inc.(a)                                                             91,326
    5,273   Alexandria Real Estate Equities, Inc.(b),(c)                                    339,001
    7,275   American Campus Communities, Inc.                                               204,428
    3,190   American Capital Agency Corp.                                                    84,663
   66,600   Annaly Capital Management, Inc.(b)                                            1,155,510
   16,600   Anworth Mortgage Asset Corp.                                                    116,200
    2,700   Apollo Commercial Real Estate Finance, Inc.(a)                                   48,573
    2,800   Arbor Realty Trust, Inc.                                                          5,572
      485   Arlington Asset Investment Corp.(a)                                               7,387
   10,700   Ashford Hospitality Trust, Inc.(a)                                               49,648
    4,000   Associated Estates Realty Corp.                                                  45,080
    7,135   BRE Properties, Inc.                                                            236,026
    2,374   BRT Realty Trust(a)                                                              12,108
   10,600   BioMed Realty Trust, Inc.                                                       167,268
   13,914   Brandywine Realty Trust                                                         158,620
   15,120   CBL & Associates Properties, Inc.                                               146,210
    8,157   Camden Property Trust                                                           345,612
    2,100   Capital Trust, Inc.(a)                                                            2,667
    5,600   CapLease, Inc.                                                                   24,528
    9,200   Capstead Mortgage Corp.                                                         125,580
    2,700   Care Investment Trust, Inc.                                                      21,006
    5,400   Cedar Shopping Centers, Inc.                                                     36,720
   70,700   Chimera Investment Corp.                                                        274,316
    6,700   Cogdell Spencer, Inc.                                                            37,922
    6,200   Colonial Properties Trust                                                        72,726
    2,800   Colony Financial, Inc.                                                           57,036
    7,500   Corporate Office Properties Trust                                               274,725
    9,323   Cousins Properties, Inc.                                                         71,135


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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,500   Cypress Sharpridge Investments, Inc.                                       $     33,775
   21,600   DCT Industrial Trust, Inc.                                                      108,432
   13,922   Developers Diversified Realty Corp.                                             128,918
   14,800   DiamondRock Hospitality Co.                                                     125,356
    8,900   Digital Realty Trust, Inc.                                                      447,492
   12,500   Douglas Emmett, Inc.                                                            178,125
   23,875   Duke Realty Corp.                                                               290,559
    4,700   Dupont Fabros Technology, Inc.                                                   84,553
    4,400   Dynex Capital Corp.                                                              38,412
    2,700   Eastgroup Properties, Inc.                                                      103,356
    6,990   Education Realty Trust, Inc.                                                     33,832
    4,300   Entertainment Properties Trust                                                  151,661
    3,200   Equity Lifestyle Properties, Inc.                                               161,504
    3,655   Equity One, Inc.                                                                 59,101
    3,700   Essex Property Trust, Inc.                                                      309,505
   12,160   Extra Space Storage, Inc.                                                       140,448
    5,647   FBR Capital Markets Corp.(a)                                                     34,898
    7,240   Federal Realty Investment Trust                                                 490,293
    6,800   FelCor Lodging Trust, Inc.(a)                                                    24,480
    6,700   First Industrial Realty Trust, Inc.                                              35,041
    3,000   First Potomac Realty Trust                                                       37,710
    7,000   Franklin Street Properties Corp.                                                102,270
    1,900   Getty Realty Corp.                                                               44,707
    2,000   Gladstone Commercial Corp.                                                       26,820
    8,100   Glimcher Realty Trust                                                            21,870
    1,100   Government Properties Income Trust                                               25,278
    9,939   Gramercy Capital Corp.(a)                                                        25,742
   25,200   HRPT Properties Trust                                                           163,044
    5,200   Hatteras Financial Corp.                                                        145,392
    6,500   Healthcare Realty Trust, Inc.                                                   139,490
    8,300   Hersha Hospitality Trust                                                         26,062
    8,850   Highwoods Properties, Inc.                                                      295,148
    4,600   Home Properties, Inc.                                                           219,466
   15,357   Hospitality Properties Trust(a)                                                 364,114
    6,400   Inland Real Estate Corp.                                                         52,160
    1,900   InvesCo. Mortgage Capital, Inc.                                                  43,244
    6,500   Investors Real Estate Trust                                                      58,500
   16,400   iStar Financial, Inc.(a),(b)                                                     41,984
       95   JER Investors Trust, Inc.(a)                                                         12
    6,100   Kilroy Realty Corp.                                                             187,087
    5,600   Kite Realty Group Trust                                                          22,792
    4,400   LTC-Amerivest Liquidating Trust(a)                                                    -
    2,000   LTC Properties, Inc.                                                             53,500
    8,400   LaSalle Hotel Properties                                                        178,332
    9,548   Lexington Corporate Properties Trust                                             58,052
   12,160   Liberty Property Trust                                                          389,242
   34,500   MFA Financial, Inc.                                                             253,575
   10,641   The Macerich Co.                                                                382,543
    9,900   Mack-Cali Realty Corp.                                                          342,243
    9,100   Maguire Properties, Inc.(a)                                                      13,741
    7,100   Medical Properties Trust, Inc.                                                   71,000
    4,000   Mid-America Apartment Communities, Inc.                                         193,120
    1,100   Mission West Properties, Inc.                                                     7,909
    2,462   Monmouth Real Estate Investment Corp., Class A                                   18,317


================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,100   National Health Investors, Inc.                                            $     77,679
    8,791   National Retail Properties, Inc.                                                186,545
   12,800   Nationwide Health Properties, Inc.                                              450,304
    3,300   New York Mortgage Trust, Inc.                                                    23,892
   11,705   Newcastle Investment Corp.(a)                                                    24,463
   10,985   NorthStar Realty Finance Corp.                                                   37,679
    8,600   Omega Healthcare Investors, Inc.                                                167,270
    1,217   One Liberty Properties, Inc.(a)                                                  10,685
    2,125   PMC Commercial Trust                                                             15,938
    2,200   PS Business Parks, Inc.                                                         110,110
    2,900   Parkway Properties, Inc.                                                         60,378
    1,200   Pebblebrook Hotel Trust(a)                                                       26,412
    4,399   Pennsylvania Real Estate Investment Trust                                        37,216
    1,950   Pennymac Mortgage Investment Trust(a)                                            33,501
    4,900   Post Properties, Inc.                                                            96,040
    5,359   Potlatch Corp.                                                                  170,845
    8,800   RAIT Investment Trust(b)                                                         11,528
    2,000   Ramco-Gershenson Properties Trust                                                19,080
    9,771   Rayonier, Inc.                                                                  411,945
   12,700   Realty Income Corp.(b)                                                          329,057
    6,600   Redwood Trust, Inc.                                                              95,436
   11,100   Regency Centers Corp.                                                           389,166
    7,600   Resource Capital Corp.                                                           37,392
      490   Roberts Realty Investors, Inc.(a)                                                   637
    9,382   SL Green Realty Corp.                                                           471,352
    1,300   Saul Centers, Inc.                                                               42,588
   16,800   Senior Housing Properties Trust                                                 367,416
    2,500   Sovran Self Storage, Inc.                                                        89,325
    4,956   Starwood Property Trust, Inc.                                                    93,619
   14,800   Strategic Hotel Capital, Inc.(a),(b)                                             27,528
    2,600   Sun Communities, Inc.                                                            51,350
    9,380   Sunstone Hotel Investors, Inc.                                                   83,294
      300   Supertel Hospitality, Inc.                                                          450
    4,200   Tanger Factory Outlet Centers, Inc.                                             163,758
    7,200   Taubman Centers, Inc.                                                           258,552
    8,319   U-Store-It Trust                                                                 60,895
   18,464   UDR, Inc.                                                                       303,548
      500   UMH Properties, Inc.                                                              4,240
    1,300   Universal Health Realty Income Trust                                             41,639
    1,300   Urstadt Biddle Properties, Inc.                                                  19,500
      900   Urstadt Biddle Properties, Inc., Class A                                         13,743
    3,118   Walter Investment Management Corp.                                               44,681
    6,300   Washington Real Estate Investment Trust                                         173,565
   12,675   Weingarten Realty Investors                                                     250,838
    4,748   Winthrop Realty Trust                                                            51,563
                                                                                       ------------
                                                                                         17,156,411
                                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 4.5%
    3,600   ACI Worldwide, Inc.(a)                                                           61,740
    3,400   AMICAS, Inc.(a)                                                                  18,496
   13,200   AOL, Inc.(a)                                                                    307,296
    3,000   Accelrys, Inc.(a)                                                                17,190
    4,800   Actuate Corp.(a)                                                                 20,544
    1,900   Advent Software, Inc.(a),(b)                                                     77,387
    4,300   American Software, Class A                                                       25,800
      200   Analysts International Corp.(a)                                                     134
      800   Answers Corp.(a)                                                                  7,184
    9,606   Ansys, Inc.(a)                                                                  417,477
    4,300   ArcSight, Inc.(a)                                                               109,994
   12,054   Ariba, Inc.(a)                                                                  150,916
   14,071   Art Technology Group, Inc.(a)                                                    63,460


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    4,300   athenahealth, Inc.(a)                                                      $    194,532
    2,231   Atrinsic, Inc.(a)                                                                 1,472
    2,000   Authentidate Holding Corp.(a)                                                     2,100
    1,150   BSQUARE Corp.(a)                                                                  2,852
    4,400   BigBand Networks, Inc.(a)                                                        15,136
    4,748   Blackbaud, Inc.                                                                 112,195
    4,200   Blackboard, Inc.(a)                                                             190,638
    4,300   Bottomline Technologies, Inc.(a)                                                 75,551
    4,000   CACI International, Inc., Class A(a)                                            195,400
    4,165   CSG Systems International, Inc.(a)                                               79,510
   34,700   Cadence Design Systems, Inc.(a)                                                 207,853
    1,900   Callidus Software, Inc.(a)                                                        5,738
    7,700   Cerner Corp.(a)                                                                 634,788
    3,020   Chordiant Software, Inc.(a)                                                       8,305
    3,800   Ciber, Inc.(a)                                                                   13,110
        1   Cicero, Inc.(a)                                                                       -
    7,200   Clearwire Corp., Class A(a),(b)                                                  48,672
    5,700   Cogent Communications Group, Inc.(a)                                             56,202
      700   Communication Intelligence Corp.(a)                                                  70
    4,300   CommVault Systems, Inc.(a)                                                      101,867
    1,900   Computer Programs & Systems, Inc.                                                87,495
    5,100   Concur Technologies, Inc.(a)                                                    218,025
    9,200   Convera Corp.(a)                                                                  2,236
    4,200   DST Systems, Inc.(a)                                                            182,910
    4,200   DealerTrack Holdings, Inc.(a)                                                    78,918
    2,613   Delrek, Inc.(a)                                                                  20,329
      100   Deltathree, Inc., Class A(a)                                                         37
    2,500   DemandTec, Inc.(a)                                                               21,925
    3,000   Diamond Management & Technology Consultants, Inc.                                22,110
    1,700   Digimarc Corp.(a)                                                                25,483
    5,100   Digital River, Inc.(a)                                                          137,649
    4,500   DivX, Inc.(a)                                                                    25,380
    2,700   Double-Take Software, Inc.(a)                                                    26,973
    1,400   Dynamics Research Corp.(a)                                                       14,854
    3,400   EPIQ Systems, Inc.(a)                                                            47,566
   15,900   EarthLink, Inc.                                                                 132,129
    1,600   Ebix, Inc.(a),(b)                                                                78,128
    6,000   Eclipsys Corp.(a)                                                               111,120
       20   Egain Communications Corp.(a)                                                        21
    5,700   Epicor Software Corp.(a)                                                         43,434
    4,615   Equinix, Inc.(a)                                                                489,882
        2   Evolve Software, Inc.(a)                                                              -
    1,600   Evolving Systems, Inc.(a)                                                        10,000
    5,051   Fair Isaac Corp.                                                                107,637
    5,800   FalconStor Software, Inc.(a)                                                     23,548
    2,000   Forrester Research, Inc.(a)                                                      51,900
      100   Fortinet, Inc.(a)                                                                 1,757
    1,203   GSE Systems, Inc.(a)                                                              6,592
    6,080   Gartner, Inc., Class A(a)                                                       109,683
    3,000   Guidance Software, Inc.(a)                                                       15,750
    7,300   The Hackett Group, Inc.(a)                                                       20,294
    2,600   i2 Technologies, Inc.(a)                                                         49,712
   13,350   IAC/InterActiveCorp.(a)                                                         273,408
    2,100   ICF International, Inc.(a)                                                       56,280
    4,600   iGate Corp.                                                                      46,000
    1,800   Imergent, Inc.                                                                   10,926
    4,800   Immersion Corp.(a)                                                               21,936
   10,900   Informatica Corp.(a)                                                            281,874
    3,840   Infospace, Inc.(a)                                                               32,909
    4,300   Innodata Corp.(a)                                                                23,822
    6,445   Inter Allscripts - Misys Healthcare Solutions, Inc.(a)                          130,382


================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,100   Interactive Intelligence, Inc.(a)                                          $     38,724
    5,610   Internap Network Services Corp.(a)                                               26,367
    4,275   Internet Capital Group, Inc.(a)                                                  28,429
    5,900   Ipass, Inc.                                                                       6,136
    5,100   Isilon Systems, Inc.(a)                                                          34,986
    5,100   j2 Global Communications, Inc.(a)                                               103,785
    3,400   JDA Software Group, Inc.(a)                                                      86,598
    2,200   Kenexa Corp.(a)                                                                  28,710
    2,400   Keynote Systems, Inc.                                                            26,184
   13,700   Lawson Software, Inc.(a)                                                         91,105
    5,600   LivePerson, Inc.(a)                                                              39,032
      300   LogMeIn, Inc.(a)                                                                  5,985
    1,342   LookSmart, Ltd.(a)                                                                1,369
   10,940   Magma Design Automation, Inc.(a),(b)                                             25,271
    3,200   Manhattan Associates, Inc.(a)                                                    76,896
      346   Mastech Holdings, Inc.(a)                                                         1,626
    4,300   MedAssets, Inc.(a)                                                               91,203
    1,100   Medidata Solutions, Inc.(a)                                                      17,160
    9,700   Mentor Graphics Corp.(a)                                                         85,651
    3,500   Merge Healthcare, Inc.(a)                                                        11,760
    1,390   MicroStrategy, Inc., Class A(a)                                                 130,688
    1,100   Monotype Imaging Holdings, Inc.(a)                                                9,933
    1,700   NCI, Inc., Class A(a)                                                            47,005
    4,000   NIC, Inc.                                                                        36,560
      313   NaviSite, Inc.(a)                                                                   626
    2,900   NetScout Systems, Inc.(a)                                                        42,456
       20   NetSol Technologies, Inc.(a)                                                         21
    1,600   NetSuite, Inc.(a)                                                                25,568
   27,335   Nuance Communications, Inc.(a)                                                  424,786
   19,400   On2 Technologies, Inc.(a),(b)                                                    11,834
    6,061   Openwave Systems, Inc.(a)                                                        13,819
    1,200   Opnet Technologies, Inc.                                                         14,628
    2,300   PC-Tel, Inc.(a)                                                                  13,616
      300   PDF Solutions, Inc.(a)                                                            1,155
    4,591   PLATO Learning, Inc.(a)                                                          20,017
    1,800   PROS Holdings, Inc.(a)                                                           18,630
   14,800   Parametric Technology Corp.(a)                                                  241,832
    2,400   Pegasystems, Inc.                                                                81,600
    3,400   Perficient, Inc.(a)                                                              28,662
    4,700   Phase Forward, Inc.(a)                                                           72,145
    3,200   Phoenix Technologies Ltd.(a)                                                      8,800
    5,885   Premiere Global Services, Inc.(a)                                                48,551
    4,400   Progress Software Corp.(a)                                                      128,524
    1,700   QAD, Inc.                                                                        10,387
    2,500   Quality Systems, Inc.                                                           156,975
    8,300   Quest Software, Inc.(a)                                                         152,720
   10,100   Rackspace Hosting, Inc.(a)                                                      210,585
    1,700   Renaissance Learning, Inc.                                                       19,312
    2,700   RightNow Technologies, Inc.(a)                                                   46,899
    2,700   RiskMetrics Group, Inc.(a)                                                       42,957
    1,200   Rosetta Stone, Inc.(a)                                                           21,540
   11,099   Rovi Corp.(a)                                                                   353,725
    6,000   S1 Corp.(a)                                                                      39,120
    4,033   SAVVIS, Inc.(a)                                                                  56,664
    4,300   SRA International, Inc., Class A(a)                                              82,130
    2,800   SRS Labs Inc.(a)                                                                 20,524
    3,529   Saba Software, Inc.(a)                                                           14,610
    9,600   Sapient Corp.(a)                                                                 79,392
      100   Scientific Learning Corp.(a)                                                        503
   11,400   Selectica, Inc.(a)                                                                2,633
    3,200   Smith Micro Software, Inc.(a)                                                    29,248
    4,800   SolarWinds, Inc.(a)                                                             110,448


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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    7,600   Solera Holdings, Inc.                                                      $    273,676
    4,500   Sonic Solutions, Inc.(a)                                                         53,235
    3,400   Sourcefire, Inc.(a)                                                              90,950
    1,900   Stanley, Inc.(a)                                                                 52,079
    5,400   SuccessFactors, Inc.(a)                                                          89,532
    5,000   Support.com, Inc.(a)                                                             13,200
    3,500   Switch and Data Facilities Co., Inc.(a)                                          70,735
   10,055   Sybase, Inc.(a)                                                                 436,387
    2,400   Synchronoss Technologies, Inc.(a)                                                37,944
   18,205   Synopsys, Inc.(a)                                                               405,607
    2,400   Syntel, Inc.                                                                     91,272
   23,300   TIBCO Software, Inc.(a)                                                         224,379
    4,800   Taleo Corp., Class A(a)                                                         112,896
    2,300   TechTeam Global, Inc.(a)                                                         17,503
    7,100   TeleCommunication Systems, Inc., Class A(a)                                      68,728
    2,900   Terremark Worldwide, Inc.(a)                                                     19,836
    4,000   Tyler Technologies, Inc.(a)                                                      79,640
    3,100   Ultimate Software Group, Inc.(a)                                                 91,047
      100   Unica Corp.(a)                                                                      775
    4,250   Unisys Corp.(a)                                                                 163,880
    8,974   United Online, Inc.                                                              64,523
    3,300   VASCO Data Security International, Inc.(a)                                       20,691
    5,100   VMware, Inc.(a)                                                                 216,138
    2,700   Virtusa Corp.(a)                                                                 24,462
    2,300   Vital Images, Inc.(a)                                                            29,187
    2,100   Vocus, Inc.(a)                                                                   37,800
      666   Wave Systems Corp., Class A(a)                                                      946
    5,723   Web.Com Group, Inc.(a)                                                           37,371
    4,700   Websense, Inc.(a)                                                                82,062
      125   Zanett, Inc.(a)                                                                      49
   12,800   Zix Corp.(a)                                                                     21,888
                                                                                       ------------
                                                                                         12,891,846
                                                                                       ------------
SPECIALTY RETAIL - 0.0%
    1,400   Gander Mountain Co.(a)                                                            7,140
                                                                                       ------------
SUPPORT SERVICES - 4.2%
    2,600   3PAR, Inc.(a)                                                                    30,810
    5,000   ABM Industries, Inc.                                                            103,300
    2,000   A.M. Castle & Co.                                                                27,380
    4,420   AMN Healthcare Services, Inc.(a)                                                 40,045
      500   AMREP Corp.(a)                                                                    6,850
    3,400   APAC Customer Services, Inc.(a)                                                  20,264
    1,100   ATG, Inc.(a)                                                                          -
    3,300   Acacia Research - Acacia Technologies(a)                                         30,063
    2,500   Administaff, Inc.                                                                58,975
    1,900   The Advisory Board Co.(a)                                                        58,254
   10,200   Aecom Technology Corp.(a)                                                       280,500
    6,500   Alliance Data Systems Corp.(a),(b)                                              419,835
    1,000   American Caresource Holdings, Inc.(a)                                             2,400
    1,500   American Dental Partners, Inc.(a)                                                19,350
    2,360   American Ecology Corp.                                                           40,214
    4,200   American Reprographics Co.(a)                                                    29,442
    4,300   Applied Industrial Technologies, Inc.                                            94,901
    6,100   Arcadia Resources, Inc.(a)                                                        3,050
    3,800   Barnes Group, Inc.                                                               64,220
      800   Barrett Business Services, Inc.                                                   9,832
    1,900   Black Box Corp.                                                                  53,846
    3,109   Bowne & Co., Inc.                                                                20,768
    6,600   The Brink's Co.                                                                 160,644
    4,600   Brink's Home Security Holdings, Inc.(a)                                         150,144
   17,000   Broadridge Financial Solutions LLC                                              383,520
    6,545   CBIZ, Inc.(a)                                                                    50,397
    1,500   CDI Corp.                                                                        19,425
    1,400   COMSYS IT Partners, Inc.(a)                                                      12,446
    1,400   CRA International, Inc.(a)                                                       37,310


================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

      600   Cardtronics, Inc.(a)                                                       $      6,642
    6,900   Casella Waste Systems, Inc.(a)                                                   27,738
      500   Cass Information Systems, Inc.                                                   15,200
    5,000   Cenveo, Inc.(a)                                                                  43,750
      700   Champion Industries, Inc.                                                         1,064
    3,100   Clean Harbors, Inc.(a)                                                          184,791
    4,300   Coinstar, Inc.(a)                                                               119,454
    4,400   Comfort Systems USA, Inc.                                                        54,296
    1,700   Consolidated Graphics, Inc.(a)                                                   59,534
   11,900   Convergys Corp.(a)                                                              127,925
    1,700   Cornell Cos., Inc.(a)                                                            38,590
    3,600   Corporate Executive Board Co.                                                    82,152
   13,000   Corrections Corp. of America(a)                                                 319,150
    2,400   CoStar Group, Inc.(a)                                                           100,248
    3,200   Crawford & Co., Class B(a)                                                       12,608
    3,600   Cross Country Healthcare, Inc.(a)                                                35,676
    9,150   CyberSource Corp.(a)                                                            184,006
    1,600   DXP Enterprises, Inc.(a)                                                         20,912
    4,600   Deluxe Corp.                                                                     68,034
    3,100   Dice Holdings, Inc.(a)                                                           20,305
    2,700   DigitalGlobe, Inc.(a)                                                            65,340
    2,500   Document Security Systems, Inc.(a)                                                6,125
    2,600   DynCorp. International, Inc.(a)                                                  37,310
      700   ENGlobal Corp.(a)                                                                 2,191
        1   EVCI Career Colleges Holding Corp.(a)                                                 -
       40   eLoyalty Corp.(a)                                                                   275
    2,759   Emdeon, Inc., Class A(a)                                                         42,075
    8,400   EnergySolutions, Inc.                                                            71,316
    2,300   Ennis, Inc.                                                                      38,617
    5,245   Euronet Worldwide, Inc.(a)                                                      115,128
    2,300   ExlService Holdings, Inc.(a)                                                     41,768
    1,700   Exponent, Inc.(a)                                                                47,328
    6,550   FTI Consulting, Inc.(a)                                                         308,898
    3,300   Franklin Covey Co.(a)                                                            20,790
      300   Frontline Capital Group(a)                                                            -
    4,100   Fuel Tech, Inc.(a)                                                               33,497
    2,100   Furmamite Corp.(a)                                                                8,001
    2,000   G&K Services, Inc., Class A                                                      50,260
    3,400   GP Strategies Corp.(a)                                                           25,602
    5,800   Genpact Ltd.(a)                                                                  86,420
    5,700   The Geo Group, Inc.(a)                                                          124,716
    2,300   GeoEye, Inc.(a)                                                                  64,124
    4,400   Global Cash Access, Inc.(a)                                                      32,956
    8,920   Global Payments, Inc.                                                           480,431
    3,900   Harris Interactive, Inc.(a)                                                       4,641
    3,200   Heartland Payment Systems, Inc.                                                  42,016
    2,800   Heidrick & Struggles International, Inc.                                         87,472
   10,520   Hewitt Associates, Inc., Class A(a)                                             444,575
    1,800   Hudson Highland Group, Inc.(a)                                                    8,532
    3,400   Huron Consulting Group, Inc.(a)                                                  78,336
    2,200   ICT Group, Inc.(a)                                                               35,926
    4,400   Innerworkings, Inc.(a)                                                           25,960
    3,600   Interline Brands, Inc.(a)                                                        62,172
   10,400   Jack Henry & Associates, Inc.                                                   240,448
    2,800   Kaman Corp., Class A                                                             64,652
    3,400   Kelly Services, Inc., Class A                                                    40,562
    4,070   Kforce, Inc.(a)                                                                  50,875
    4,700   Korn/Ferry International(a)                                                      77,550
    3,900   LECG Corp.(a)                                                                    11,661
      534   Lawson Products, Inc.                                                             9,425
   10,400   Lender Processing Services, Inc.                                                422,864
    1,000   Lincoln Educational Services Corp.(a)                                            21,670
    5,700   Lionbridge Technologies, Inc.(a)                                                 13,110


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                                                   SCHEDULE OF INVESTMENTS |  77

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,600   M&F Worldwide Corp.(a)                                                     $     63,200
    2,000   MAXIMUS, Inc.                                                                   100,000
    9,000   MPS Group, Inc.(a)                                                              123,660
    4,600   MSC Industrial Direct Co., Class A                                              216,200
    1,400   MWI Veterinary Supply, Inc.(a)                                                   52,780
    3,900   Management Network Group, Inc.(a)                                                 1,638
    9,516   Manpower, Inc.                                                                  519,383
    2,000   McGrath RentCorp                                                                 44,720
    2,900   Metalico, Inc.(a)                                                                14,268
      900   Michael Baker Corp.(a)                                                           37,260
    2,500   Mistras Group, Inc.(a)                                                           37,650
    3,400   Mobile Mini, Inc.(a)                                                             47,906
    5,070   Moduslink Global Solutions, Inc.(a)                                              47,709
   16,800   Nalco Holding Co.                                                               428,568
    5,200   Navigant Consulting, Inc.(a)                                                     77,272
    8,400   NeuStar, Inc., Class A(a)                                                       193,536
    3,200   Odyssey Marine Exploration, Inc.(a)                                               4,512
    2,500   On Assignment, Inc.(a)                                                           17,875
    1,900   Online Resources Corp.(a)                                                         9,994
       60   Onvia, Inc.(a)                                                                      475
    4,070   PRG-Schultz International, Inc.(a)                                               24,054
    1,500   Park-Ohio Holdings Corp.(a)                                                       8,475
      700   Perma-Fix Environmental Services(a)                                               1,589
       25   Pfsweb, Inc.(a)                                                                      37
    1,900   PowerSecure International, Inc.(a)                                               13,699
    1,175   Protection One, Inc.(a)                                                           7,579
      800   RINO International Corp.(a)                                                      22,120
    4,900   RSC Holdings, Inc.(a),(b)                                                        34,496
      200   Rentrak Corp.(a)                                                                  3,534
    4,900   Resources Connection, Inc.(a)                                                   103,978
    3,600   SYKES Enterprises, Inc.(a)                                                       91,692
    3,050   Schnitzer Steel Industries, Inc., Class A                                       145,485
    2,000   School Specialty, Inc.(a)                                                        46,780
    5,700   Spherion Corp.(a)                                                                32,034
    1,800   The Standard Register Co.                                                         9,180
      800   Startek, Inc.(a)                                                                  5,984
    2,400   Symyx Technologies, Inc.(a)                                                      13,200
    2,100   Team, Inc.(a)                                                                    39,501
    4,000   TeleTech Holdings, Inc.(a)                                                       80,120
    7,925   Tetra Tech, Inc.(a)                                                             215,322
    2,000   Thomas Group, Inc.(a)                                                             1,220
    2,000   Tier Technologies, Inc., Class B(a)                                              16,000
    5,100   TrueBlue, Inc.(a)                                                                75,531
    9,093   URS Corp.(a)                                                                    404,820
    1,700   Unifirst Corp.                                                                   81,787
    8,560   United Rentals, Inc.(a)                                                          83,974
    2,600   United Stationers, Inc.(a)                                                      147,810
    2,655   Universal Technical Institute, Inc.(a)                                           53,631
    9,700   Verisk Analytics, Inc.(a)                                                       293,716
    2,250   Viad Corp.                                                                       46,418
    1,600   Volt Information Sciences, Inc.(a)                                               16,000
    9,925   Waste Connections, Inc.(a)                                                      330,900
    5,440   Watson Wyatt Worldwide, Inc.(a)                                                 258,509
    4,300   Wright Express Corp.(a)                                                         136,998
                                                                                       ------------
                                                                                         12,080,654
                                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
   46,690   3Com Corp.(a)                                                                   350,175
    2,200   3D Systems Corp.(a)                                                              24,860
   13,600   ADC Telecommunications, Inc.(a)                                                  84,456
    3,500   ATMI, Inc.(a)                                                                    65,170
    1,200   AXT, Inc.(a)                                                                      3,900
    4,700   Acme Packet, Inc.(a)                                                             51,700


================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,900   Actel Corp.(a)                                                             $     34,452
   19,400   Adaptec, Inc.(a)                                                                 64,990
    8,280   Adtran, Inc.                                                                    186,714
    5,000   Advanced Analogic Technologies, Inc.(a)                                          19,700
    3,500   Advanced Energy Industries, Inc.(a)                                              52,780
    3,300   Agilysys, Inc.                                                                   30,030
    2,000   Airvana, Inc.(a)                                                                 15,200
    1,400   Alliance Fiber Optic Products, Inc.                                               1,680
    1,700   American Technology Corp.(a)                                                      2,516
   11,610   Amkor Technology, Inc.(a)                                                        83,128
      100   Amtech Systems, Inc.(a)                                                           1,102
   11,900   Anadigics, Inc.(a)                                                               50,218
    9,475   Applied Micro Circuits Corp.(a)                                                  70,778
   13,498   Arris Group, Inc.(a)                                                            154,282
    6,900   Aruba Networks, Inc.(a)                                                          73,554
    8,172   Atheros Communications, Inc.(a)                                                 279,809
   40,500   Atmel Corp.(a)                                                                  186,705
    2,200   Audiovox Corp., Class A(a)                                                       15,598
    3,100   AuthenTec, Inc.(a)                                                                6,851
      900   Aware, Inc.(a)                                                                    2,520
   19,500   Axcelis Technologies, Inc.(a)                                                    27,495
    2,135   Bell Microproducts, Inc.(a)                                                       7,579
    4,140   Blue Coat Systems, Inc.(a)                                                      118,156
    5,656   Brightpoint, Inc.(a)                                                             41,572
   53,757   Brocade Communications Systems, Inc.(a)                                         410,166
    6,782   Brooks Automation, Inc.(a)                                                       58,189
    2,600   Cabot Microelectronics Corp.(a)                                                  85,696
    1,300   CalAmp Corp.(a)                                                                   4,472
    4,000   California Micro Devices Corp.                                                   18,840
    5,300   Cavium Networks, Inc.(a)                                                        126,299
    2,103   Ceva, Inc.(a)                                                                    27,045
   12,900   Ciena Corp.(a)                                                                  139,836
   10,000   Cirrus Logic, Inc.(a)                                                            68,200
    2,400   Cohu, Inc.                                                                       33,480
    2,800   Compellent Technologies, Inc.(a)                                                 63,504
    4,100   Comtech Telecommunications Corp.(a)                                             143,705
      390   Concurrent Computer Corp.(a)                                                      1,560
    5,254   Conexant Systems, Inc.(a)                                                        12,189
    3,675   Cray, Inc.(a)                                                                    23,593
   10,900   Cree, Inc.(a)                                                                   614,433
   29,690   Crown Castle International Corp.(a)                                           1,159,098
    3,905   Cymer, Inc.(a)                                                                  149,874
   21,500   Cypress Semiconductor Corp.(a)                                                  227,040
    3,900   DSP Group, Inc.(a)                                                               21,957
      100   Dataram Corp.(a)                                                                    367
    7,000   Diebold, Inc.                                                                   199,150
    2,800   Digi International, Inc.(a)                                                      25,536
    3,600   Digital Lightwave, Inc.(a)                                                          180
    3,450   Diodes, Inc.(a)                                                                  70,552
    2,000   Ditech Networks, Inc.(a)                                                          2,580
    4,100   Dot Hill Systems Corp.(a)                                                         7,790
    4,133   Dycom Industries, Inc.(a)                                                        33,188
    3,700   EF Johnson Technologies, Inc.(a)                                                  4,107
    2,000   EMS Technologies, Inc.(a)                                                        29,000
    4,673   EchoStar Holding Corp.(a)                                                        94,114
    5,600   Electronics for Imaging, Inc.(a)                                                 72,856
       20   eMagin Corp.(a)                                                                      38
    8,600   Emcore Corp.(a)                                                                   9,202
   11,000   Emulex Corp.(a)                                                                 119,900
    1,000   EndWare Corp.(a)                                                                  2,440
   12,336   Entegris, Inc.(a)                                                                65,134
      766   Entorian Technologies, Inc.(a)                                                    4,290


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                                                   SCHEDULE OF INVESTMENTS |  79

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
---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    5,700   Entropic Communications, Inc.(a)                                           $     17,499
    5,457   Exar Corp.(a)                                                                    38,799
   13,000   Extreme Networks, Inc.(a)                                                        37,310
    9,600   F5 Networks, Inc.(a)                                                            508,608
    5,300   FSI International, Inc.(a)                                                       15,582
   16,900   Fairchild Semiconductor International, Inc.(a)                                  168,831
    5,516   Finisar Corp.(a)                                                                 49,203
    7,100   Formfactor, Inc.(a)                                                             154,496
    4,500   Fusion Telecommunications International, Inc.(a)                                    585
    2,700   GSI Technology, Inc.(a)                                                          12,096
    1,700   GTSI Corp.(a)                                                                     8,449
    3,800   Gerber Scientific, Inc.(a)                                                       19,190
    2,300   Globecomm Systems, Inc.(a)                                                       17,986
   10,500   Harmonic, Inc.(a)                                                                66,465
    8,900   Harris Stratex Networks, Inc., Class A(a)                                        61,499
    2,100   Hittite Microwave Corp.(a)                                                       85,575
      900   Hughes Communications, Inc.(a)                                                   23,427
    4,495   Hutchinson Technology, Inc.(a)                                                   46,119
    3,100   Hypercom Corp.(a)                                                                 9,827
   15,100   ICO Global Communications Holdings Ltd.(a)                                       16,308
    1,600   ID Systems, Inc.(a)                                                               5,184
    1,700   iGO, Inc.(a)                                                                      2,091
    2,700   IXYS Corp.(a)                                                                    20,034
    5,800   Ikanos Communications, Inc.(a)                                                   10,846
    3,300   Imation Corp.                                                                    28,776
   10,300   Infinera Corp.(a)                                                                91,361
    3,600   Infosonics Corp.(a)                                                               3,708
   17,330   Ingram Micro, Inc., Class A(a)                                                  302,409
    4,100   Insight Enterprises, Inc.(a)                                                     46,822
    4,580   Integral Systems, Inc.(a)                                                        39,663
   23,470   Integrated Device Technology, Inc.(a)                                           151,851
    2,170   Integrated Silicon Solutions, Inc.(a)                                            12,261
    6,100   InterDigital, Inc.(a)                                                           161,894
    5,000   Intermec, Inc.(a)                                                                64,300
    7,100   International Rectifier Corp.(a)                                                157,052
   16,015   Intersil Corp., Class A                                                         245,670
    2,600   Ixia(a)                                                                          19,344
    3,100   KVH Industries, Inc.(a)                                                          45,725
    4,500   Kopin Corp.(a)                                                                   18,810
    6,800   Kulicke & Soffa Industries, Inc.(a)                                              36,652
   23,335   LTX-Credence Corp.(a)                                                            41,536
   15,100   Lam Research Corp.(a)                                                           592,071
      350   Lantronix, Inc.                                                                   1,134
    2,995   LaserCard Corp.(a)                                                               17,281
   22,270   Lattice Semiconductor Corp.(a)                                                   60,129
    7,100   Limelight Networks, Inc.(a)                                                      27,903
    1,400   Loral Space & Communications Ltd.(a)                                             44,254
    4,900   MIPS Technologies, Inc.(a)                                                       21,413
    4,553   MKS Instruments, Inc.(a)                                                         79,268
   59,300   Marvell Technology Group Ltd.(a)                                              1,230,475
    5,100   Mastec, Inc.(a)                                                                  63,750
    5,200   Mattson Technology, Inc.(a)                                                      18,616
   36,200   Maxim Integrated Products, Inc.                                                 734,860
    1,400   Mercury Computer Systems, Inc.(a)                                                15,414
    5,660   Micrel, Inc.                                                                     46,412
    8,900   Micros Systems, Inc.(a)                                                         276,167
    8,917   Microsemi Corp.(a)                                                              158,277
    2,000   Microtune, Inc.(a)                                                                4,520
    1,193   Mindspeed Technologies, Inc.(a)                                                   5,595
    3,300   Monolithic Power Systems, Inc.(a)                                                79,101


================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,855   MoSys, Inc.(a)                                                             $      7,272
   20,374   NCR Corp.(a)                                                                    226,763
    4,500   NETGEAR, Inc.(a)                                                                 97,605
    3,200   Nanometrics, Inc.(a)                                                             36,256
    4,000   NetList, Inc.(a)                                                                 20,760
    2,800   Netlogic Microsystems, Inc.(a)                                                  129,528
    7,500   Network Engines, Inc.(a)                                                         10,050
    1,800   Network Equipment Technologies, Inc.(a)                                           7,290
    5,200   Neutral Tandem, Inc.(a)                                                         118,300
   26,600   Nextwave Wireless, Inc.(a)                                                       11,784
    5,886   Novatel Wireless, Inc.(a)                                                        46,911
   48,981   ON Semiconductor Corp.(a)                                                       431,523
      400   Occam Networks, Inc.(a)                                                           2,160
   19,781   Oclaro, Inc.(a)                                                                  29,078
    7,900   Omnivision Technologies, Inc.(a)                                                114,787
    2,200   Oplink Communications, Inc.(a)                                                   36,058
    3,400   OpNext, Inc.(a)                                                                   6,460
      247   Optical Cable Corp.(a)                                                              815
      267   Overland Storage, Inc.(a)                                                           613
    1,000   PAR Technology Corp.(a)                                                           5,780
    3,000   PC Connection, Inc.(a)                                                           20,250
    2,900   PLX Technology, Inc.(a)                                                           9,367
   25,000   PMC-Sierra, Inc.(a)                                                             216,500
   18,208   Palm, Inc.(a),(b)                                                               182,808
    1,200   ParkerVision, Inc.(a)                                                             2,196
       90   Peco II, Inc.(a)                                                                    437
      500   Performance Technologies, Inc.(a)                                                 1,395
    3,200   Pericom Semiconductor Corp.(a)                                                   36,896
    8,900   Photronics, Inc.(a)                                                              39,605
    1,100   Pixelworks, Inc.(a)                                                               3,344
    5,100   Plantronics, Inc.                                                               132,498
   10,529   Polycom, Inc.(a)                                                                262,909
    3,200   Power Integrations, Inc.                                                        116,352
      400   Preformed Line Products Co.                                                      17,520
    3,140   Presstek, Inc.(a)                                                                 6,688
   19,700   Quantum Corp.(a)                                                                 57,721
      200   QuickLogic Corp.(a)                                                                 422
   30,886   RF Micro Devices, Inc.(a)                                                       147,326
    3,100   Radiant Systems, Inc.(a)                                                         32,240
    2,800   Radisys Corp.(a)                                                                 26,740
   13,800   Rambus, Inc.(a),(b)                                                             336,720
    1,600   Rimage Corp.(a)                                                                  27,744
    7,600   Riverbed Technology, Inc.(a)                                                    174,572
    3,428   Rudolph Technologies, Inc.(a)                                                    23,036
   13,600   SBA Communications Corp., Class A(a)                                            464,576
      800   SCM Microsystems, Inc.(a)                                                         1,808
    5,400   STEC, Inc.(a),(b)                                                                88,236
    2,000   SYNNEX Corp.(a)                                                                  61,320
    2,900   ScanSource, Inc.(a)                                                              77,430
    3,100   SeaChange International, Inc.(a)                                                 20,367
   60,032   Seagate Technology                                                            1,091,982
    6,300   Semtech Corp.(a)                                                                107,163
    1,700   Shoretel, Inc.(a)                                                                 9,826
    5,100   Sigma Designs, Inc.(a)                                                           54,570
    5,400   Silicon Graphics International Corp.(a)                                          37,854
    8,200   Silicon Image, Inc.(a)                                                           21,156
    5,700   Silicon Laboratories, Inc.(a)                                                   275,538
    6,000   Silicon Storage Technology, Inc.(a)                                              15,360
   22,400   Skyworks Solutions, Inc.(a)                                                     317,856
    2,900   Smart Modular Technologies WWH, Inc.(a)                                          18,241
      650   Sonic Foundry, Inc.(a)                                                            3,153
    5,900   SonicWALL, Inc.(a)                                                               44,899
   22,000   Sonus Networks, Inc.(a)                                                          46,420
    2,400   Standard Microsystems Corp.(a)                                                   49,872


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

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,440   Stratasys, Inc.(a)                                                         $     42,163
    3,900   Super Micro Computer, Inc.(a)                                                    43,368
      432   Superconductor Technologies, Inc.(a)                                              1,024
    2,100   Supertex, Inc.(a)                                                                62,580
    2,030   Sycamore Networks, Inc.                                                          42,447
    4,876   Symmetricom, Inc.(a)                                                             25,355
    4,750   Synaptics, Inc.(a),(b)                                                          145,588
    7,300   Syniverse Holdings, Inc.(a)                                                     127,604
    1,200   Systemax, Inc.                                                                   18,852
    2,800   TNS, Inc.(a)                                                                     71,932
    6,400   Tech Data Corp.(a)                                                              298,624
    1,900   Techwell, Inc.(a)                                                                25,080
      841   Tegal Corp.(a)                                                                    1,119
    9,700   Tekelec(a)                                                                      148,216
      200   Telular Corp.(a)                                                                    750
    5,300   Tessera Technologies, Inc.(a)                                                   123,331
    1,140   Transact Technologies, Inc.(a)                                                    7,912
    2,817   Transwitch Corp.(a)                                                               5,915
    6,900   Trident Microsystems, Inc.(a)                                                    12,834
   21,445   TriQuint Semiconductor, Inc.(a)                                                 128,670
   11,000   UTStarcom, Inc.(a),(b)                                                           24,090
    3,700   Ultra Clean Holdings, Inc.(a)                                                    25,863
    3,900   Ultratech, Inc.(a)                                                               57,954
    9,350   Varian Semiconductor Equipment Associates, Inc.(a)                              335,478
    3,300   Veraz Networks, Inc.(a)                                                           3,135
    9,000   VeriFone Holdings, Inc.(a)                                                      147,420
    3,400   Viasat, Inc.(a)                                                                 108,052
    2,300   Virage Logic Corp.(a)                                                            12,650
    4,000   Volterra Semiconductor Corp.(a)                                                  76,480
    5,300   Westell Technologies, Inc., Class A(a)                                            6,360
    3,100   White Electronic Designs Corp.(a)                                                14,477
      200   WorldGate Communications, Inc.(a)                                                   150
    7,424   Zhone Technologies, Inc.(a)                                                       3,041
    5,661   Zoran Corp.(a)                                                                   62,554
                                                                                       ------------
                                                                                         20,811,527
                                                                                       ------------
TOBACCO - 0.1%
   13,500   Alliance One International, Inc.(a)                                              65,880
    2,400   Schweitzer-Mauduit International, Inc.                                          168,840
   21,700   Star Scientific, Inc.(a)                                                         15,190
    3,345   Universal Corp.                                                                 152,565
    4,736   Vector Group Ltd.                                                                66,304
                                                                                       ------------
                                                                                            468,779
                                                                                       ------------
TRAVEL & LEISURE - 3.6%
    2,800   AFC Enterprises, Inc.(a)                                                         22,848
   42,193   AMR Corp.(a)(c)                                                                 326,152
   18,500   AirTran Holdings, Inc.(a)                                                        96,570
    3,800   Alaska Air Group, Inc.(a)                                                       131,328
    4,038   All-American SportPark, Inc.(a)                                                     484
    2,100   Allegiant Travel Co.(a),(b)                                                      99,057
    2,500   Ambassadors Group, Inc.                                                          33,225
    1,800   Ambassadors International, Inc.(a)                                                1,063
      100   American Classic Voyages Co.(a)                                                       -
    2,500   Ameristar Casinos, Inc.                                                          38,075
   13,540   Avis Budget Group, Inc.(a)                                                      177,645
    2,000   BJ's Restaurants, Inc.(a)                                                        37,640
    6,700   Bally Technologies, Inc.(a)                                                     276,643
      615   Benihana, Inc.(a)                                                                 2,583
    2,630   Benihana, Inc., Class A(a)                                                        9,968


================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    1,100   Bluegreen Corp.(a)                                                         $      2,662
    3,300   Bob Evans Farms, Inc.                                                            95,535
      210   Bowl America, Inc., Class A                                                       2,740
    6,100   Boyd Gaming Corp.(a)                                                             51,057
   12,600   Brinker International, Inc.                                                     187,992
    2,800   Buffalo Wild Wings, Inc.(a)                                                     112,756
   11,300   Burger King Holdings, Inc.                                                      212,666
    2,650   CEC Entertainment, Inc.(a)                                                       84,588
    5,600   CKE Restaurants, Inc.                                                            47,376
    3,000   California Pizza Kitchen, Inc.(a)                                                40,350
    2,500   Carmike Cinemas, Inc.(a)                                                         18,900
    5,100   Century Casinos, Inc.(a)                                                         13,719
    7,617   The Cheesecake Factory, Inc.(a)                                                 164,451
    3,700   Chipotle Mexican Grill, Inc., Class A(a)                                        326,192
    3,400   Choice Hotels International, Inc.                                               107,644
      800   Churchill Downs, Inc.                                                            29,880
    3,700   Cinemark Holdings, Inc.                                                          53,169
   17,170   Continental Airlines, Inc., Class B(a)                                          307,686
    5,500   Cosi, Inc.(a),(b)                                                                 3,300
    3,315   Cracker Barrel Old Country Store, Inc.                                          125,937
   93,225   Delta Air Lines, Inc.(a)                                                      1,060,900
   10,600   Denny's Corp.(a)                                                                 23,214
    4,600   Diamondhead Casino Corp.(a)                                                       2,765
    1,700   DineEquity, Inc.(a)                                                              41,293
    3,700   Dollar Thrifty Automotive Group, Inc.(a)                                         94,757
    4,800   Domino's Pizza, Inc.(a)                                                          40,224
    3,116   Dover Downs Gaming & Entertainment, Inc.                                         11,778
    3,300   Dover Motorsports, Inc.                                                           6,897
    1,100   Einstein Noah Restaurant Group, Inc.(a)                                          10,813
    3,300   Elixir Gaming Technologies, Inc.(a)                                                 858
    5,300   Empire Resorts, Inc.(a)                                                          11,183
      160   ExpressJet Holdings, Inc.(a)                                                        771
       65   FLO Corp.(a)                                                                          1
    2,500   Famous Dave's of America, Inc.(a)                                                15,125
      200   Flanigan's Enterprises, Inc.(a)                                                   1,192
    2,100   FortuNet, Inc.                                                                    3,549
    1,000   Full House Resorts, Inc.(a)                                                       3,480
    1,400   Gaming Partners International Corp.                                               7,854
    3,720   Gaylord Entertainment Co.(a)                                                     73,470
      700   Great Lakes Aviation Ltd.(a)                                                        980
    4,000   Great Wolf Resorts, Inc.(a)                                                       9,480
    5,102   Hawaiian Holdings, Inc.(a)                                                       35,714
   20,700   Hertz Global Holdings, Inc.(a),(b)                                              246,744
    4,500   Hyatt Hotels Corp.(a)                                                           134,145
      800   InnSuites Hospitality Trust                                                         872
    3,200   International Speedway Corp., Class A                                            91,040
    3,860   Interval Leisure Group, Inc.(a)                                                  48,134
    2,900   Isle of Capri Casinos, Inc.(a)                                                   21,692
    6,200   Jack in the Box, Inc.(a)                                                        121,954
   32,175   JetBlue Airways Corp.(a)                                                        175,354
    6,400   Krispy Kreme Doughnuts, Inc.(a)                                                  18,880
    1,200   Landry's Restaurants, Inc.(a)                                                    25,548
   52,200   Las Vegas Sands Corp.(a),(b)                                                    779,868
    4,100   Life Time Fitness, Inc.(a),(b)                                                  102,213
    8,600   Live Nation, Inc.(a)                                                             73,186
    1,100   Lodgian, Inc.(a)                                                                  1,639
    1,700   Luby's, Inc.(a)                                                                   6,256
   29,711   MGM Mirage(a),(b)                                                               270,964


================================================================================

                                                   SCHEDULE OF INVESTMENTS |  83

================================================================================


---------------------------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                                    VALUE
---------------------------------------------------------------------------------------------------

    2,100   MTR Gaming Group, Inc.(a)                                                  $      2,730
    1,500   Marcus Corp.                                                                     19,230
    1,700   McCormick & Schmick's Seafood Restaurants, Inc.(a)                               11,832
    2,000   Mesa Air Group, Inc.(a)                                                             241
    1,900   Monarch Casino & Resort, Inc.(a)                                                 15,390
    3,800   Morgans Hotel Group Co.(a)                                                       17,214
    1,900   Multimedia Games, Inc.(a)                                                        11,419
    2,105   O'Charleys, Inc.(a)                                                              13,788
    4,800   Orbitz Worldwide, Inc.(a)                                                        35,232
    7,600   Orient Express Hotels Ltd., Class A                                              77,064
    3,295   P.F. Chang's China Bistro, Inc.(a)                                              124,913
    4,000   Panera Bread Co., Class A(a)                                                    267,880
    2,900   Papa John's International, Inc.(a)                                               67,744
    2,200   Peet's Coffee & Tea, Inc.(a)                                                     73,326
    9,100   Penn National Gaming, Inc.(a)                                                   247,338
    4,200   Pinnacle Airlines Corp.(a)                                                       28,896
    6,600   Pinnacle Entertainment, Inc.(a)                                                  59,268
    3,700   Premier Exhibitions, Inc.(a)                                                      5,365
    1,300   Reading International, Inc., Class A(a)                                           5,265
      500   Red Lion Hotels Corp.(a)                                                          2,470
    3,000   Red Robin Gourmet Burgers, Inc.(a)                                               53,700
   11,400   Regal Entertainment Group, Series A                                             164,616
    3,800   Republic Airways Holdings, Inc.(a)                                               28,082
      900   Rick's Cabaret International, Inc.(a)                                             7,704
   16,600   Royal Caribbean Cruises Ltd.(a)                                                 419,648
    5,400   Ruby Tuesday, Inc.(a)                                                            38,880
    3,400   Ruth's Hospitality Group, Inc.(a)                                                 7,106
    7,400   Scientific Games Corp., Class A(a)                                              107,670
    7,343   Shuffle Master, Inc.(a)                                                          60,506
    6,600   Silverleaf Resorts, Inc.(a)                                                       5,458
   11,700   Six Flags, Inc.(a)                                                                  901
    6,000   SkyWest, Inc.                                                                   101,520
      200   Sonesta International Hotels Corp., Class A                                       2,104
    6,737   Sonic Corp.(a)                                                                   67,842
    1,500   Speedway Motorsports, Inc.                                                       26,430
      145   The Steak N Shake Co.(a)                                                         46,997
    1,600   Steiner Leisure Ltd.(a)                                                          63,616
    5,700   Texas Roadhouse, Inc., Class A(a)                                                64,011
      700   Town Sports International Holdings, Inc.(a)                                       1,631
    1,100   Travelzoo, Inc.(a)                                                               13,519
   21,530   UAL Corp.(a),(b)                                                                277,952
   22,752   US Airways Group, Inc.(a)                                                       110,120
    2,600   VCG Holding Corp.(a)                                                              5,408
    3,700   Vail Resorts, Inc.(a)                                                           139,860
      200   Vanguard Airlines, Inc.(a)                                                            -
    6,300   WMS Industries, Inc.(a)                                                         252,000
   45,600   Wendy's                                                                         213,864
    4,900   World Wrestling Entertainment, Inc.                                              75,117
    3,490   Youbet.com, Inc.(a)                                                              10,016
                                                                                       ------------
                                                                                         10,269,551
                                                                                       ------------
            Total Common Stocks - 96.6%                                                 276,668,282
                                                                                       ------------


================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


----------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)          INDUSTRY/ISSUE                                                                  VALUE
----------------------------------------------------------------------------------------------------

               OTHER INTERESTS(e)
               CHEMICALS - 0.0%
  $     -(f)   Eden Bioscience Liquidating Trust                                        $        380
                                                                                        ------------
               INDUSTRIAL ENGINEERING - 0.0%
        -(f)   Soft Branos Inc.                                                                    2
                                                                                        ------------
               Total Other Interests - 0.0%                                                      382
                                                                                        ------------


----------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE
----------------------------------------------------------------------------------------------------

               RIGHTS

               BANKS - 0.0%
   11,700      Flagstar Bancorp, Inc.(Expires 1/25/10)                                             -
                                                                                        ------------
               CONSTRUCTION & MATERIALS - 0.0%
    3,061      Builders FirstSource, Inc.(Expires 1/14/10)(b)                                    749
                                                                                        ------------
               HEALTH CARE EQUIPMENT & SERVICES - 0.0%
    2,600      Aplindore Contingent Value (Expires 6/24/10)                                        -
    2,600      H3 Contingent Value (Expires 12/24/12)                                              -
    2,600      Merck Contingent Value (No Expiration Date)                                         -
                                                                                        ------------
                                                                                                   -
                                                                                        ------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
    1,000      Avigen Contingent Value (Expires 7/21/11)                                          40
    4,000      Ligand Pharmaceuticals Inc. (Expires 12/31/11)                                      -
                                                                                        ------------
                                                                                                  40
                                                                                        ------------
               REAL ESTATE INVESTMENT & SERVICES - 0.0%
    2,600      Real Estate (Expires 6/24/10)                                                       -
                                                                                        ------------
               SOFTWARE & COMPUTER SERVICES - 0.0%
    7,200      Clearwire Corp.(Expires 6/21/10)                                                2,880
                                                                                        ------------
               TRAVEL & LEISURE - 0.0%
    5,500      Cosi, Inc.(Expires 1/06/10)                                                       550
                                                                                        ------------
               Total Rights - 0.0%                                                             4,219
                                                                                        ------------

               WARRANTS(g)

               ALTERNATIVE ENERGY - 0.0%
       30      GreenHunter Energy, Inc. (Expires 8/27/11)(h)                                       -
                                                                                        ------------
               AUTOMOBILES & PARTS - 0.0%
      249      Federal-Mogul Corp., Class A (Expires 12/27/14)(a)                                 38
                                                                                        ------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
        2      Lantronix, Inc. (Expires 2/09/11)(a)                                                -
                                                                                        ------------
               Total Warrants - 0.0%                                                              38
                                                                                        ------------
               Total Long-Term Investments (Cost - $275,197,483) - 96.6%                 276,672,921
                                                                                        ------------

----------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES
----------------------------------------------------------------------------------------------------

               SHORT-TERM SECURITIES
9,511,703      BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17%(d),(i)   $  9,511,703
                                                                                        ------------


================================================================================

                                                   SCHEDULE OF INVESTMENTS |  85

================================================================================


----------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES   INDUSTRY/ISSUE                                                                  VALUE
----------------------------------------------------------------------------------------------------

  $13,888      BlackRock Liquidity Series, LLC Money Market Series, 0.29%(d),(i),(j)    $ 13,887,630
                                                                                        ------------
               Total Short-Term Securities (Cost - $23,399,333) - 8.2%                    23,399,333
                                                                                        ------------
               TOTAL INVESTMENTS (Cost - $298,596,816*) - 104.8%                         300,072,254
                                                                                        ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%                            (13,856,208)
                                                                                        ------------
               NET ASSETS - 100.0%                                                      $286,216,046
                                                                                        ============


* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                      $301,788,305
                                    ============
Gross unrealized appreciation       $ 46,857,286
Gross unrealized depreciation        (48,573,337)
                                    ------------
Net unrealized depreciation         $ (1,716,051)
                                    ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                               PURCHASE            SALE      REALIZED
AFFILIATE                          COST            COST        (LOSS)    INCOME
-------------------------------------------------------------------------------
Anthracite Capital, Inc.     $    1,934      $   74,435     $(73,682)  $     -
BlackRock, Inc.              $  682,608      $        -     $      -   $  7,332
BlackRock Liquidity Funds,
 TempCash, Institutional
 Class                       $9,511,703(1)   $        -     $      -   $ 24,852
BlackRock Liquidity Series,
 LLC Cash Sweep Series       $        -      $6,982,379(2)  $      -   $  8,544
BlackRock Liquidity Series,
 LLC Money Market Series     $5,556,197(1)   $        -     $      -   $163,985

    (1) Represents net purchase cost.
    (2) Represents net sale cost.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Amount is less than $1,000.
(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Restricted security as to resale, representing 0.0% of net assets, were as follows:

                                   ACQUISITION
ISSUE                                     DATE         COST      VALUE
----------------------------------------------------------------------
GreenHunter Energy,
  Inc., Warrants           4/18/2008-5/16/2008        $   -      $   -

(i) Represents the current yield as of report date.
(j) Security was purchased with the cash collateral from securities loans.
 o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

    by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
 o Financial futures contracts purchased as of December 31, 2009 were as follows:

                                    EXPIRATION     NOTIONAL     UNREALIZED
CONTRACTS       ISSUE                     DATE        VALUE   APPRECIATION
--------------------------------------------------------------------------
       37   Russell 2000 MINI       March 2010   $2,230,620       $ 77,810
       96   S&P 400 Midcap EMINI    March 2010   $6,767,697        191,343
                                                                  --------
TOTAL                                                             $269,153
                                                                  ========

 o Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
    o Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
    o Level 2 - other observable inputs (including, but not limited to:quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series'own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series'policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series'investments:

VALUATION                                             INVESTMENTS IN
INPUTS                                                  SECURITIES
--------------------------------------------------------------------
                                                            ASSETS
                                                         -----------
Level 1
  Long-Term Investments:
    Aerospace & Defense                                  $ 3,082,873
    Alternative Energy                                       576,179
    Automobiles & Parts                                    2,808,834
    Banks                                                 12,997,114
    Beverages                                                864,070
    Chemicals                                              6,752,338
    Construction & Materials                               6,007,872
    Electricity                                            6,520,154
    Electronic & Electrical Equipment                      9,162,863
    Financial Services                                     9,055,222
    Fixed Line Telecommunications                          2,056,116
    Food & Drug Retailers                                  1,404,988
    Food Producers                                         5,655,219
    Forestry & Paper                                         706,812
    Gas, Water & Multiutilities                            4,381,155
    General Industrials                                    3,385,255
    General Retailers                                     14,360,227
    Health Care Equipment & Services                      15,771,669
    Health Care Providers & Services                          26,775
    Household Goods & Home Construction                    5,051,150
    Industrial Engineering                                 8,009,761
    Industrial Metals & Mining                             2,774,254
    Industrial Transportation                              4,062,027
    Leisure Goods                                          2,512,211
    Life Insurance                                         1,074,213
    Media                                                  8,766,518
    Mining                                                 3,443,492
    Mobile Telecommunications                              1,516,424
    Nonlife Insurance                                     25,428,282
    Oil & Gas Producers                                   10,975,983
    Oil Equipment, Services & Distribution                 6,358,056
    Personal Goods                                         3,595,557
    Pharmaceuticals & Biotechnology                       12,366,434
    Real Estate Investment & Services                      1,473,063
    Real Estate Investment Trusts (REITs)                 17,156,411
    Software & Computer Services                          12,894,726
    Speciality Retail                                          7,140
    Support Services                                      12,080,654
    Technology Hardware & Equipment                       20,811,527
    Tobacco                                                  468,779
    Travel & Leisure                                      10,269,551
  Short-Term Securities                                    9,511,703
                                                         -----------
Total Level 1                                            286,183,651
                                                         -----------
Level 2
  Long-Term Investments:
    Travel and Leisure                                           550
  Short-Term Securities                                   13,887,630
                                                         -----------
Total Level 2                                             13,888,180
                                                         -----------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  87

================================================================================

Level 3
  Long-Term Investments:
    Chemicals                                           $        380
    Industrial Engineering                                         2
    Pharmaceuticals & Biotechnology                               41
                                                        ------------
Total Level 3                                                    423
                                                        ------------
TOTAL                                                   $300,072,254
                                                        ============

VALUATION                                            OTHER FINANCIAL
INPUTS                                                INSTRUMENTS(1)
--------------------------------------------------------------------
                                                             ASSETS
                                                            --------
Level 1                                                     $269,153
Level 2                                                            -
Level 3                                                            -
                                                            --------
TOTAL                                                       $269,153
                                                            ========

(1) Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

                              INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
                                           INDUSTRIAL  PHARMACEUTICALS &
                              CHEMICALS   ENGINEERING      BIOTECHNOLOGY   TOTAL
--------------------------------------------------------------------------------
Balance, as of December 31, 2008   $  -            $-                $ -    $  -
Accrued discounts/premiums            -             -                  -       -
Realized gain (loss)                  -             -                  -       -
Change in unrealized
 appreciation/depreciation            -             -                  -       -
Net purchases (sales)                 -             -                  -       -
Net transfer in                     380             2                 41     423
                                   ---------------------------------------------
Balance, as of
 December 31, 2009                 $380            $2                $41    $423
                                   =============================================

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Portfolio Information as of December 31, 2009

--------------------------------------------------------------------------------

                                                                    PERCENT OF
                                                                     LONG-TERM
SECTOR ALLOCATION                                                  INVESTMENTS
------------------------------------------------------------------------------
Financials                                                                 24%
Industrials                                                                17
Consumer Services                                                          13
Technology                                                                 12
Health Care                                                                10
Consumer Goods                                                              8
Oil & Gas                                                                   6
Basic Materials                                                             5
Utilities                                                                   4
Telecommunications                                                          1

For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

DERIVATIVE FINANCIAL INSTRUMENTS
The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series'ability to successfully use a derivative instrument depends on the investment advisor's ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series'investments in these instruments are discussed in detail in the Notes to Financial Statements.

See accompanying notes to financial statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  89

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

--------------------------------------------------------------------------------


ASSETS:
   Investments at value - unaffiliated (including securities
      loaned of $13,123,825) (cost - $274,371,796)                           $275,465,481
   Investments at value - affiliated (cost - $24,225,020)                      24,606,773
   Investments sold receivable                                                    304,530
   Dividends receivable                                                           298,900
   Securities lending income receivable - affiliated                               22,671
   Contributions receivable from investors                                          5,482
   Prepaid expenses                                                                43,953
   Other assets                                                                       369
                                                                             ------------
      Total assets                                                            300,748,159
                                                                             ------------
LIABILITIES:
   Collateral at value - securities loaned                                     13,887,630
   Bank overdraft                                                                 500,576
   Margin variation payable                                                       113,296
   Investment advisory fees payable                                                 1,863
   Other affiliates payable                                                         1,278
   Investments purchased payable                                                      337
   Directors' fees payable                                                            311
   Other accrued expenses payable                                                  26,822
                                                                             ------------
      Total liabilities                                                        14,532,113
                                                                             ------------
NET ASSETS:
   Net Assets                                                                $286,216,046
                                                                             ============
NET ASSETS CONSIST OF:
   Investors' capital                                                        $284,471,455
   Net unrealized appreciation/depreciation                                     1,744,591
                                                                             ------------
   Net assets                                                                $286,216,046
                                                                             ============


See accompanying notes to financial statements.

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2009

--------------------------------------------------------------------------------


INVESTMENT INCOME:
   Dividends                                                                 $ 2,945,780
   Foreign taxes withheld                                                         (1,962)
   Securities lending - affiliated                                               163,985
   Income - affiliated                                                            40,728
                                                                             -----------
      Total income                                                             3,148,531
                                                                             -----------
EXPENSES:
   Professional                                                                   77,936
   Accounting services                                                            67,649
   Custodian                                                                      39,559
   Investment advisory                                                            23,101
   Directors                                                                      19,500
   Printing                                                                       15,269
   Miscellaneous                                                                  10,191
                                                                             -----------
      Total expenses                                                             253,205
   Less fees waived by advisor                                                   (13,119)
                                                                             -----------
      Total expenses after fees waived                                           240,086
                                                                             -----------
NET INVESTMENT INCOME                                                          2,908,445
                                                                             -----------
REALIZED & UNREALIZED GAIN (LOSS):
   Net realized gain (loss) from:
      Investments - unaffiliated                                               3,221,206
      Investments - affiliated                                                   (73,682)
      Financial futures contracts                                              3,392,990
                                                                             -----------
                                                                               6,540,514
                                                                             -----------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                             67,313,252
      Financial futures contracts                                               (217,227)
                                                                             -----------
                                                                              67,096,025
                                                                             -----------
         Total realized and unrealized gain                                   73,636,539
                                                                             -----------
   Net increase in net assets resulting from operations                      $76,544,984
                                                                             ===========


See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  91

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:                                  2009             2008
-----------------------------------------------------------------------------------------

OPERATIONS:
   Net investment income                                    $  2,908,445    $   4,082,815
   Net realized gain                                           6,540,514        3,823,597
   Net change in unrealized appreciation/depreciation         67,096,025     (139,131,495)
                                                            -----------------------------
   Net increase (decrease) in net assets resulting
      from operations                                         76,544,984     (131,225,083)
                                                            -----------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                                54,156,642       92,218,871
   Value of withdrawals                                      (43,888,538)     (78,350,356)
                                                            -----------------------------
   Net increase in net assets derived
      from capital transactions                               10,268,104       13,868,515
                                                            -----------------------------
NET ASSETS:
   Total increase (decrease) in net assets                    86,813,088     (117,356,568)
   Beginning of year                                         199,402,958      316,759,526
                                                            -----------------------------
   End of year                                              $286,216,046    $ 199,402,958
                                                            =============================


See accompanying notes to financial statements.

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                           2009        2008        2007        2006        2005
                                       --------------------------------------------------------

TOTAL INVESTMENT RETURN:
Total investment return                   37.08%     (39.13)%      5.22%      15.92%      10.58%
                                       --------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses                             0.11%       0.11%       0.08%       0.08%       0.07%
                                       --------------------------------------------------------
Total expenses after fees waived
   and paid indirectly                     0.10%       0.11%       0.08%       0.08%       0.07%
                                       --------------------------------------------------------
Net investment income                      1.26%       1.47%       1.33%       1.66%       1.25%
                                       --------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (000)          $286,216    $199,403    $316,760    $324,343    $252,955
                                       ========================================================
Portfolio turnover                           20%         33%         33%         24%         18%
                                       --------------------------------------------------------


See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  93

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION -- The Series' policy is to value investments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates

================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

fair value. The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series' investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (SEC) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

SECURITIES LENDING -- The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BANK OVERDRAFT -- The Series recorded a bank overdraft, which resulted from estimates of available cash.

RECENT ACCOUNTING STANDARDS -- In June 2009, amended guidance was issued by the Financial Accounting Standards Board ("FASB") for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series' financial statements and disclosures, if any, is currently being assessed.

In January 2010, FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series' financial statements and disclosures, if any, is currently being assessed.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment strategies both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 "Segregation and Collateralization" for additional information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

FINANCIAL FUTURES CONTRACTS -- The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

movements in the price of financial futures contracts, interest rates and the underlying assets.

DERIVATIVE INSTRUMENTS CATEGORIZED BY RISK EXPOSURE:

             VALUE OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2009

                                            ASSET DERIVATIVES
                        -------------------------------------------------------
                        STATEMENT OF ASSETS AND
                        LIABILITIES LOCATION                            VALUE
                        -------------------------------------------------------
Equity contracts*       Net unrealized appreciation/depreciation       $269,153
-------------------------------------------------------------------------------

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2009

                        Net Realized Gain (Loss) from
Equity contracts        Financial Futures Contracts                  $3,392,990
-------------------------------------------------------------------------------
                        Net Change in Unrealized Appreciation/
                        Depreciation on Financial Futures
Equity contracts        Contracts                                    $ (217,227)
-------------------------------------------------------------------------------

For the year ended December 31, 2009, the average derivative activity was as follows:

FUTURES:
  Average number of contracts                                          $    135
  Average value                                                         126,379
-------------------------------------------------------------------------------

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. ("PNC"), Bank of America Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  99

================================================================================

Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver can be discontinued at any time. For the year ended December 31, 2009, the Series waived $5,140, which is included in fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. For the year ended December 31, 2009, the Series waived $7,979, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $4,389 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of the Series, may invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The share of income earned by the Series on such investments is shown as securities lending - affiliated in the Statement of Operations. For the year ended December 31, 2009, BIM received $40,693 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(4) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $62,422,350 and $45,507,976, respectively.

(5) BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the
(a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate
================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  101

================================================================================


equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series' exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series' Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on this Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series' financial statements through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                             BLACKROCK -
                                                                                         ADVISED REGISTERED
                                                                                             INVESTMENT
                                                                                             COMPANIES
                                                                                         ("RICs") CONSISTING
                                                                       PRINCIPAL            OF INVESTMENT
                            POSITION(S)          LENGTH OF           OCCUPATION(S)            PORTFOLIOS
NAME, ADDRESS AND            HELD WITH          TIME SERVED           DURING PAST           ("PORTFOLIOS")        PUBLIC
YEAR OF BIRTH               MASTER LLC         AS A DIRECTOR(2)       FIVE YEARS               OVERSEEN       DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS(1)

Ronald W. Forbes           Co-Chair of the     Since 2007         Professor Emeritus         36 RICs            None
55 East 52nd Street        Board and                              of Finance, School         consisting of
New York, NY 10055         Director                               of Business, State         106 Portfolios
1940                                                              University of New
                                                                  York at Albany since
                                                                  2000.

Rodney D. Johnson          Co-Chair of the     Since 2007         President, Fairmount       36 RICs            None
55 East 52nd Street        Board and                              Capital Advisors, Inc.     consisting of
New York, NY 10055         Director                               since 1987; Director,      106 Portfolios
1941                                                              Fox Chase Cancer
                                                                  Center since 2004;
                                                                  Member of the
                                                                  Archdiocesan
                                                                  Investment Committee
                                                                  of the Archdiocese of
                                                                  Philadelphia since
                                                                  2004; Director, The
                                                                  Committee of Seventy
                                                                  (civic) since 2006.

David O. Beim              Director            Since 2007         Professor of Finance       36 RICs            None
55 East 52nd Street                                               and Economics at the       consisting of
New York, NY 10055                                                Columbia University        106 Portfolios
1940                                                              Graduate School of
                                                                  Business since 1991;
                                                                  Trustee, Phillips Exeter
                                                                  Academy since 2002;
                                                                  Chairman, Wave Hill,
                                                                  Inc. (public garden and
                                                                  cultural center) from
                                                                  1990 to 2006.


================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  103

================================================================================


                                                                                             NUMBER OF
                                                                                             BLACKROCK -
                                                                                         ADVISED REGISTERED
                                                                                             INVESTMENT
                                                                                             COMPANIES
                                                                                         ("RICs") CONSISTING
                                                                       PRINCIPAL            OF INVESTMENT
                            POSITION(S)          LENGTH OF           OCCUPATION(S)            PORTFOLIOS
NAME, ADDRESS AND            HELD WITH          TIME SERVED           DURING PAST           ("PORTFOLIOS")        PUBLIC
YEAR OF BIRTH               MASTER LLC         AS A DIRECTOR(2)       FIVE YEARS               OVERSEEN       DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------

Dr. Matina Horner           Director           Since 2007         Executive Vice           36 RICs           NSTAR (electric
55 East 52nd Street                                               President of Teachers    consisting of     and gas utility)
New York, NY 10055                                                Insurance and Annuity    106 Portfolios
1939                                                              Association and
                                                                  College Retirement
                                                                  Equities Fund from
                                                                  1989 to 2003.

Herbert I. London           Director and       Since 2007         Professor Emeritus,      36 RICs           AIMS Worldwide,
55 East 52nd Street         Member of the                         New York University      consisting of     Inc. (marketing)
New York, NY 10055          Audit Committee                       since 2005; John M.      106 Portfolios
1939                                                              Olin Professor of
                                                                  Humanities, New York
                                                                  University from 1993 to
                                                                  2005 and Professor
                                                                  thereof from 1980 to
                                                                  2005; President,
                                                                  Hudson Institute (policy
                                                                  research organization)
                                                                  since 1997 and Trustee
                                                                  thereof since 1980;
                                                                  Chairman of the Board
                                                                  of Trustees for
                                                                  Grantham University
                                                                  since 2006; Director,
                                                                  InnoCentive, Inc.
                                                                  (strategic solutions
                                                                  company) since 2005;
                                                                  Director, Cerego, LLC
                                                                  (software development
                                                                  and design) since 2005.

Cynthia A.                  Director           Since 2007         Professor, Harvard       36 RICs           Newell
Montgomery                                                        Business School since    consisting of     Rubbermaid, Inc.
55 East 52nd Street                                               1989; Director, Harvard  106 Portfolios    (manufacturing)
New York, NY 10055                                                Business School
1952                                                              Publishing since 2005;
                                                                  Director, McLean
                                                                  Hospital since 2005.


================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


                                                                                              NUMBER OF
                                                                                              BLACKROCK -
                                                                                          ADVISED REGISTERED
                                                                                              INVESTMENT
                                                                                              COMPANIES
                                                                                          ("RICs") CONSISTING
                                                                       PRINCIPAL             OF INVESTMENT
                            POSITION(S)          LENGTH OF           OCCUPATION(S)             PORTFOLIOS
NAME, ADDRESS AND            HELD WITH          TIME SERVED           DURING PAST            ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH               MASTER LLC         AS A DIRECTOR(2)       FIVE YEARS                OVERSEEN      DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------

Joseph P. Platt, Jr.        Director           Since 2007         Director, The West        36 RICs          Greenlight
55 East 52nd Street                                               Penn Allegheny Health     consisting of    Capital Re, Ltd.
New York, NY 10055                                                System (a not-for-profit  106 Portfolios   (reinsurance
1947                                                              health system) since                        company)
                                                                  2008; Director, Jones
                                                                  and Brown (Canadian
                                                                  insurance broker) since
                                                                  1998; General Partner,
                                                                  Thorn Partners, LP
                                                                  (private investment)
                                                                  since 1998; Partner,
                                                                  Amarna Corporation,
                                                                  LLC (private
                                                                  investment company)
                                                                  from 2002 to 2008.

Robert C. Robb, Jr.         Director           Since 2007         Partner, Lewis, Eckert,   36 RICs            None
55 East 52nd Street                                               Robb and Company          consisting of
New York, NY 10055                                                (management and           106 Portfolios
1945                                                              financial consulting
                                                                  firm) since 1981.

Toby Rosenblatt             Director           Since 2007         President, Founders       36 RICs          A.P. Pharma, Inc.
55 East 52nd Street                                               Investments Ltd.          consisting of    (specialty
New York, NY 10055                                                (private investments)     106 Portfolios   pharmaceuticals)
1938                                                              since 1999; Director,
                                                                  College Access
                                                                  Foundation of California
                                                                  (philanthropic
                                                                  foundation) since 2009;
                                                                  Director, Forward
                                                                  Management,
                                                                  LLC since 2007;
                                                                  Director, The James
                                                                  Irvine Foundation
                                                                  (philanthropic
                                                                  foundation) from 1998
                                                                  to 2008.


================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  105

================================================================================


                                                                                              NUMBER OF
                                                                                              BLACKROCK -
                                                                                          ADVISED REGISTERED
                                                                                              INVESTMENT
                                                                                              COMPANIES
                                                                                          ("RICs") CONSISTING
                                                                       PRINCIPAL             OF INVESTMENT
                            POSITION(S)          LENGTH OF           OCCUPATION(S)             PORTFOLIOS
NAME, ADDRESS AND            HELD WITH          TIME SERVED           DURING PAST            ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH               MASTER LLC         AS A DIRECTOR(2)       FIVE YEARS                OVERSEEN      DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------

Kenneth L. Urish            Chair of the       Since 2007         Managing Partner,          36 RICs            None
55 East 52nd Street         Audit                                 Urish Popeck & Co.,        consisting of
New York, NY 10055          Committee and                         LLC (certified public      106 Portfolios
1951                        Director                              accountants and
                                                                  consultants) since 1976;
                                                                  Member of External
                                                                  Advisory Board, The
                                                                  Pennsylvania State
                                                                  University Accounting
                                                                  Department since 2001;
                                                                  Trustee, The Holy
                                                                  Family Foundation
                                                                  since 2001; Committee
                                                                  Member, Professional
                                                                  Ethics Committee of
                                                                  the Pennsylvania
                                                                  Institute of Certified
                                                                  Public Accountants
                                                                  from 2007 to 2010;
                                                                  President and Trustee,
                                                                  Pittsburgh Catholic
                                                                  Publishing Associates
                                                                  from 2003 to 2008;
                                                                  Director, Inter-Tel from
                                                                  2006 to 2007.


================================================================================

106  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


                                                                                              NUMBER OF
                                                                                              BLACKROCK -
                                                                                          ADVISED REGISTERED
                                                                                              INVESTMENT
                                                                                              COMPANIES
                                                                                          ("RICs") CONSISTING
                                                                       PRINCIPAL             OF INVESTMENT
                            POSITION(S)          LENGTH OF           OCCUPATION(S)             PORTFOLIOS
NAME, ADDRESS AND            HELD WITH          TIME SERVED           DURING PAST            ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH               MASTER LLC         AS A DIRECTOR(2)       FIVE YEARS                OVERSEEN      DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------

Frederick W. Winter         Director and       Since 2007         Professor and Dean         36 RICs            None
55 East 52nd Street         Member of                             Emeritus of the Joseph     consisting of
New York, NY 10055          the Audit                             M. Katz School of          106 Portfolios
1945                        Committee                             Business, University of
                                                                  Pittsburgh since 2005
                                                                  and Dean thereof from
                                                                  1997 to 2005; Director,
                                                                  Alkon Corporation
                                                                  (pneumatics) since
                                                                  1992; Director,
                                                                  Tippman Sports
                                                                  (recreation) since 2005;
                                                                  Director, Indotronix
                                                                  International (IT
                                                                  services) from 2004 to
                                                                  2008.


(1) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

(2) Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth
    L. Urish, 1999 and Frederick W. Winter, 1999.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  107

================================================================================

                                                                                              NUMBER OF
                                                                                              BLACKROCK -
                                                                                          ADVISED REGISTERED
                                                                                              INVESTMENT
                                                                                              COMPANIES
                                                                                          ("RICs") CONSISTING
                                                                       PRINCIPAL             OF INVESTMENT
                            POSITION(S)          LENGTH OF           OCCUPATION(S)             PORTFOLIOS
NAME, ADDRESS AND            HELD WITH          TIME SERVED           DURING PAST            ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH               MASTER LLC         AS A DIRECTOR(2)       FIVE YEARS                OVERSEEN      DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS(1)

Richard S. Davis            Director           Since 2007         Managing Director,         173 RICs           None
55 East 52nd Street                                               BlackRock, Inc. since      consisting of
New York, NY 10055                                                2005; Chief Executive      304 Portfolios
1945                                                              Officer, State Street
                                                                  Research & Management
                                                                  Company from 2000 to
                                                                  2005; Chairman of the
                                                                  Board of Directors,
                                                                  State Street Research
                                                                  Mutual Funds from
                                                                  2000 to 2005; Chairman,
                                                                  SSR Realty from 2000 to
                                                                  2004.

Henry Gabbay                Director           Since 2007         Consultant, BlackRock,     173 RICs           None
55 East 52nd Street                                               Inc. from 2007 to 2008;    consisting of
New York, NY 10055                                                Managing Director,         304 Portfolios
1947                                                              BlackRock, Inc.
                                                                  from 1989 to 2007;
                                                                  Chief Administrative
                                                                  Officer, BlackRock
                                                                  Advisors, LLC from
                                                                  1998 to 2007; President
                                                                  of BlackRock Funds and
                                                                  BlackRock Bond Allocation
                                                                  Target Shares from 2005
                                                                  to 2007 and Treasurer of
                                                                  certain closed-end funds
                                                                  in the BlackRock fund
                                                                  complex  from 1989 to
                                                                  2006.


(1) Mr. Davis is an "interested person" as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

================================================================================

108  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================


                              POSITION(S)
NAME, ADDRESS AND            HELD WITH THE           LENGTH OF                         PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH                 MASTER LLC            TIME SERVED                        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------

MASTER LLC OFFICERS(1)

Anne F. Ackerley             President and          Since 2009       Managing Director of BlackRock, Inc. since 2000;
55 East 52nd Street          Chief Executive                         Vice President of the BlackRock-advised funds from
New York, NY 10055           Officer                                 2007 to 2009; Chief Operating Officer of BlackRock's
1962                                                                 Global Client Group (GCG) since 2009; Chief Operating
                                                                     Officer of BlackRock's U.S. Retail Group from 2006 to
                                                                     2009; Head of BlackRock's Mutual Fund Group from
                                                                     2000 to 2006.

Jeffrey Holland, CFA         Vice President         Since 2009       Managing Director of BlackRock, Inc. since 2010; Director
55 East 52nd Street                                                  of BlackRock, Inc. from 2006 to 2009; Chief Operating
New York, NY 10055                                                   Officer of BlackRock's U.S. Retail Group since 2009;
1971                                                                 Co-head of Product Development and Management for
                                                                     BlackRock's U.S. Retail Group from 2007 to 2009; Product
                                                                     Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne                 Vice President         Since 2009       Managing Director of BlackRock, Inc. since 2010; Director
55 East 52nd Street                                                  of BlackRock, Inc. from 2008 to 2009; Head of Product
New York, NY 10055                                                   Development and Management for BlackRock's U.S. Retail
1977                                                                 Group since 2009, co-head thereof from 2007 to 2009;
                                                                     Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt                Vice President         Since 2009       Managing Director of BlackRock, Inc. since 2004; Various
55 East 52nd Street                                                  positions with U.S. Trust Company from 1991 to 2003
New York, NY 10055                                                   including Director from 2001 to 2003 and Senior Vice
1958                                                                 President from 1998 to 2003; Vice President, Chief Financial
                                                                     Officer and Treasurer of Excelsior Funds, Inc., Excelsior
                                                                     Tax-Exempt Funds, Inc. and Excelsior Funds Trust from
                                                                     2001 to 2003.

Neal J. Andrews              Chief                  Since 2007       Managing Director of BlackRock, Inc. since 2006; Senior
55 East 52nd Street          Financial                               Vice President and Line of Business Head of Fund
New York, NY 10055           Officer                                 Accounting and Administration at PNC Global Investment
1966                                                                 Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife                  Treasurer              Since 2007       Managing Director of BlackRock, Inc. since 2007 and
55 East 52nd Street                                                  Director in 2006; Assistant Treasurer of the Merrill Lynch
New York, NY 10055                                                   Investment Managers, L.P. ("MLIM") and Fund Asset
1970                                                                 Management, L.P. advised funds from 2005 to 2006;
                                                                     Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan            Chief                  Since 2007       Chief Compliance Officer of the BlackRock-advised funds
55 East 52nd Street          Compliance                              since 2007; Managing Director and Senior Counsel of
New York, NY 10055           Officer                                 BlackRock, Inc. since 2005.
1959

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  109

================================================================================

                              POSITION(S)
NAME, ADDRESS AND            HELD WITH THE           LENGTH OF                         PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH                 MASTER LLC            TIME SERVED                        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------

Howard B. Surloff            Secretary              Since 2007       Managing Director and General Counsel of U.S. Funds at
55 East 52nd Street                                                  BlackRock, Inc. since 2006; General Counsel (U.S.) of
New York, NY 10055                                                   Goldman Sachs Asset Management, L.P. from 1993 to 2006.
1965


(1) Officers of the Master LLC serve at the pleasure of the Board.

================================================================================

110  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

ADDITIONAL INFORMATION

INVESTMENT ADVISOR
BlackRock Advisors, LLC
Wilmington, DE 19809

SUB-ADVISOR
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

CUSTODIAN
JPMorgan Chase Bank
Brooklyn, NY 11245

ACCOUNTING AGENT
State Street Bank and
Trust Company
Princeton, NJ 08540

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deliotte & Touche LLP
Princeton, NJ 08540

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

AVAILABILITY OF PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and
(3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  111

================================================================================
TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                            JP Morgan Chase Bank
                                     3 Chase Metrotech
                                     Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                     State Street Bank and Trust Company
                                     500 College Road East
                                     Princeton, New Jersey 08540
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

      USAA
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                                                                 PAID
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>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   =============================================================================
   37733-0210                                (C)2010, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2009 and 2008 were $262,287 and $244,927, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2009 and 2008 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2009 and 2008 were $104,896 and $108,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/26/2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/26/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.